    As filed with the Securities and Exchange Commission on February 25, 2004

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                  FORM N - CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                    Investment Company Act File No. 811-4815

                               Ultra Series Funds
                             5910 Mineral Point Road
                                Madison, WI 53705
                                 (608) 238-5851
             (Registrant's Exact Name, Address and Telephone Number)

                         Margaret Gallardo-Cortez, Esq.
               Assistant Vice President, Associate General Counsel
                                CUNA Mutual Group
                             5910 Mineral Point Road
                                Madison, WI 53705
                     (Name and Address of Agent for Service)

                                    Copy to:

                              Stephen E. Roth, Esq.
                         Sutherland Asbill & Brennan LLP
                         1275 Pennsylvania Avenue, N.W.
                          Washington, D. C. 20004-2415

                  --------------------------------------------



Date of Fiscal Year End:   December 31, 2003

Date of Reporting Period:  December 31, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 on December 31, 2003 appears beginning on the following page.

                                TABLE OF CONTENTS

                                                                                               Page
                                                                                               ----
Ultra Series Fund

      Vice President's Letter ............................................................       2

      Summary of Economic and Financial Market Conditions ................................       3

      Fund Performance Reviews ...........................................................       4

      Schedules of Investments ...........................................................      22

      Statements of Assets and Liabilities ...............................................      64

      Statements of Operations ...........................................................      66

      Statements of Changes in Net Assets ................................................      68

      Financial Highlights ...............................................................      73

      Notes to Financial Statements ......................................................      78

      Report of Independent Auditors .....................................................      85

      Other Information ..................................................................      86

      Trustees and Officers ..............................................................      87

Dear Investor:

The year 2003 began with the specter of another military action in the Middle East and an uncertain economy at home. It ended with a rapidly improving economy, but with a backdrop of widespread scandal within the mutual fund industry. This was not a comfortable twelve months for investors. But, for those who maintained diversified exposure to the investment markets through these challenging times, it was remarkably rewarding financially.

Following the extended period of post-bubble stock market declines that began early in the year 2000 and continued with few interruptions for three and one-half years, stocks suddenly rebounded strongly beginning in October of 2002. They plateaued early in 2003, however, drifted lower from mid-January into March as the war in Iraq became imminent, but then recovered strongly on positive war news. Stocks continued to rally as economic measures improved at an accelerating rate to and through year-end.

Bond markets also performed well as interest rates declined through most of the year, but suffered in June and July as signs of renewed economic growth pushed interest rates back up. Lower quality bonds advanced strongly for most of the period, however, as investors appeared to become more and more confident of economic recovery.

In this very favorable market environment, all of the Ultra Series Funds provided positive returns, and all but the two most conservative funds - the Money Market Fund and the Bond Fund - provided double-digit returns. The more aggressive funds - Mid-Cap, Multi-Cap Growth, International and Global Securities - all provided returns in excess of 30%. (Additional information about the funds' returns is provided in the following Fund Performance Reviews.)

Investors should recognize that some of this year's returns may have been rebounds from the preceding over-extended declines, and some may be in anticipation of economic improvements yet to come. While always welcome, returns like those achieved this fiscal year should not be expected in the years immediately ahead.

As the year drew to a close, investors were confronted with a new challenge - news of significant and widespread abuses of trust at what historically have been well-respected mutual fund and investment management firms. Even for industry insiders like us, the breadth and depth of such behavior across our own industry was difficult to comprehend.

The Ultra Series Funds were designed and have always been managed with the specific intent of maximizing our investors' prospects of long-term investment success. The key message here - the key difference between the Ultra Series Fund and what now appears to be many fellow mutual fund companies - is not what we do, but why we do it and what that says about the culture we have worked so hard to develop in MEMBERS Capital Advisors over the years. These factors reflect our dedication to serving our investors. And they indicate how foreign it would be to our culture and our business principles to take personal advantage of our position of trust or knowingly favor some investors over others as some fund companies apparently have done, in the process sullying the reputation of the entire mutual fund and investment management industry.

We acknowledge that some common industry practices of the past are now being defined as improper by our regulators. And, no fund is totally immune to attempted misdeeds. We assure you, however, that we go to great lengths to prevent such occurrences, and to address them appropriately if they do occur. MEMBERS Capital Advisors' dedication to our long-term investors is communicated to all employees, as well as to our sales advisors and our investors. We also regularly express our intolerance of any practices that may jeopardize the trust our investors have placed in us. We do not expect to be among the largest or most profitable money management operations in the nation, but we do seek to be among the most trusted and respected.

We thank you for your confidence and trust, and we will continue to do all we can to warrant it.

Sincerely,

/s/ Lawrence R. Halverson
Lawrence R. Halverson, CFA
Vice President
Ultra Series Fund

                        (Not part of the Annual Report.)

               SUMMARY OF ECONOMIC AND FINANCIAL MARKET CONDITIONS

U.S. ECONOMY

The U.S. economy grew at a subpar two percent annual rate during the first half of 2003. Spending by consumers and businesses was modest as the uncertainties surrounding the war in Iraq, volatile energy prices, and a deteriorating labor market weighed on their confidence. Nevertheless, stimulative monetary policy maintained positive levels of activity in the housing and consumer sectors of the economy. Almost anything that could be purchased with an installment loan looked attractive to the American consumer as Fed-generated low interest rates allowed home-loan providers, auto-makers and home improvement stores to offer inexpensive financing terms. Federal government spending, particularly on national defense, also fostered economic growth. Corporations were more restrained, staying focused on cutting costs and finding new efficiencies in their existing businesses. The capital spending boom of the late 1990s left as one of its legacies a persistent excess of production capacity, making expansion and entrepeneurship low priorities for corporate decision-makers.

Conditions changed in the second half of the year. Suddenly, the bear market appeared to be over, with major equity indexes soaring off their early March lows and rallying throughout the summer. The pace of layoffs slowed. When the spring tax cut took effect, lowering withholding allowances and sending refund checks to millions, consumers spent a much larger percentage of the windfall than most economists expected. Despite an early summer "hiccup" in interest rates, the housing market got even hotter and Americans bought automobiles and "big ticket" items in record numbers.

Some of the exuberance even began to filter up into boardrooms and corporate capital spending outlays began to make a significant contribution to economic growth for the first time in several years. U.S. companies were well along in their restructuring efforts, had strengthened their balance sheets, and in many cases were posting respectable earnings growth. They found that they needed to replace aging equipment, and they also discovered that the high-tech networks and software they had invested in during the late 1990s were actually helping them do business more efficiently. The year closed with strong growth in GDP, improving corporate profits and both consumers and businesses very much in the mood to keep spending.

U.S. STOCKS

After an unpromising start, 2003 ended up being a banner year for stocks. As uncertainties surrounding the war in Iraq dissipated and corporate profits surprised on the upside, stocks responded with a powerful, extended rally. Late in the year, the S&P 600 Small Cap Index actually managed to surpass its all-time high. Lower-quality, more speculative shares led the rally, as Internet stocks posted 100%+ returns, and the Nasdaq Composite Index almost doubled in the twelve months between October, 2002 and October, 2003. More reasonably-valued shares of companies with stable earnings participated in the rally, but under-performed speculative stocks by a wide margin.

U.S. BONDS

Bonds in general had a decent year in 2003, with low levels of inflation and an accommodative Fed both helping to provide a favorable backdrop for fixed-income markets. Outstanding returns, however, were reserved for the riskier segments of the bond market. High-yield corporates and emerging-market debt topped the performance tables. Investment-grade corporate debt also did well as credit spreads versus U.S. Treasury bonds narrowed significantly. Here, too, lower-rated corporate bonds out-performed higher-grade bonds. Municipal bonds earned their coupon and a bit more as rising tax revenues eased the budgetary situations of many states and municipalities, with, again, lower-rated bonds generally out-performing. Mortgage-backed bonds lagged as concerns about issuers Freddie Mac and Fannie Mae persisted and the refinancing boom continued. U.S. Treasury bonds also provided more modest returns in 2003, having opened the year at high prices as geopolitical concerns were causing a "flight to quality" by investors worldwide.

INTERNATIONAL ECONOMIES AND FINANCIAL MARKETS

Many international economies surpassed economists' expectations, increasing the flow of global trade to a degree which almost no one expected as the year began. China and other emerging Asian economies led the way, with strong export growth. Japan benefited from this pick-up in activity; although still having problems with deflation, the Japanese economy expanded in 2003. Japanese and European exporters have managed to stay competitive in the huge U.S. market despite the appreciation of the yen and euro versus the U.S. dollar. However, Europe struggled to implement economic reforms and is laboring under the weight of various restrictions that have limited the amount of fiscal and monetary stimulus that can be applied in the euro-zone.

On an absolute basis, returns for international stocks were quite positive in 2003, and the decline in the relative value of the U.S. dollar versus most major currencies enhanced the performance of international stocks in U.S. dollar terms. Developing-markets stocks led the way as investors focused on the potential of emerging Asia and encouraging news from a number of Latin American economies, particularly Brazil. In developed markets, Japan out-performed Europe, and smaller stocks out-performed larger stocks. So, as in U.S. financial markets, it was the riskier areas that led the way.

                        (Not part of the Annual Report.)

                                    BOND FUND
             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT(1)

                                  [LINE GRAPH]

Bond Fund                                                   $  17,474
Lehman Brothers Intermediate Government/Credit Bond Index   $  18,996

          AVERAGE ANNUAL TOTAL RETURN THROUGH DECEMBER 31, 2003
-----------------------------------------------------------------------
                                        ONE     THREE    FIVE      TEN
                                        YEAR    YEARS    YEARS    YEARS
-----------------------------------------------------------------------
Bond Fund                               3.05%   6.61%    5.70%    5.74%
Lehman Brothers Intermediate
   Government/Credit Bond Index(2)      4.31%   7.68%    6.65%    6.63%
Lipper Intermediate Investment
   Grade Debt Funds Index(3)            5.41%   7.30%    6.23%    6.41%

                                  PORTFOLIO MIX

                                  [PIE CHART]

Mortgage Backed                                 32.4%
U.S. Government and Agency Obligations          25.9%
Asset Backed                                     3.9%
Commercial Mortgage Backed                       2.0%
Private Label Mortgage Backed                    1.2%
Corporate Notes and Bonds                       32.5%
Short-term Investments, Other Investments
  and Other Net Assets and Liabilities           2.1%

(1) This chart compares a $10,000 investment made in the fund to a $10,000 investment made in the index. Fund returns are calculated after mutual fund level expenses have been subtracted, but do not include any separate account fees, charges, or expenses imposed by the variable annuity and life insurance contracts that use the fund, as described in the Prospectus. All dividends and capital gains are reinvested. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Further information relating to the fund's performance is contained in the Prospectus and elsewhere in this report. Past performance is not indicative of future performance. Indices are unmanaged and investors cannot invest in them. Additionally, the indices do not reflect expenses or sales charges.

(2) Lehman Brothers Intermediate Government/Credit Bond Index represents an index of the market values of high quality corporate and government debt instruments having intermediate-term maturities.

(3) The Lipper Intermediate Investment Grade Debt Funds Index represents an index of 30 large mutual funds that invest at least 65% of its assets in investment grade debt issues with dollar-weighted average maturities of five to ten years.

                   MANAGEMENT'S DISCUSSION OF 2003 PERFORMANCE
                                    BOND FUND

Investment Objective: Seeks a high level of current income consistent with the prudent limitation of risk.

Management's Discussion: In a moderately favorable environment for investment-grade bonds, the Bond Fund returned 3.05% in 2003, trailing its representative index and a representative index of its peer funds.

Bond Fund                                                        3.05%

Lehman Brothers Intermediate Government/Credit Bond Index        4.31%

Lipper Intermediate Investment Grade Debt Funds Index            5.41%

The Fund's under-performance primarily reflects its conservative approach to fixed-income investing. The Fund's management seeks to minimize interest-rate and credit risk by limiting the portfolio's duration and not "chasing after" the extra yield offered by higher-risk securities. During the period, riskier, higher-yielding bonds out-performed in all sectors of the bond market, often by wide margins. Performance was also hurt by problems experienced by the issuers a few securities in the asset-backed bond segment of the Fund's portfolio.

The Bond Fund's conservative management style is intended to moderate price declines in times when interest rates are rising. There was such a rise in rates early on in the summer of 2003, but it was short-lived. Over the full period, interest rates generally trended downward, and the three-year old bull market for bonds continued. If this bull market persists, management hopes that the Fund can produce respectable levels of income and price appreciation, but should interest rates turn and rise the Fund's NAV is likely to decline. We believe, however, that the Fund's focus on good quality, intermediate-duration bonds should help it in its efforts to "smooth the ride," especially when compared with longer-duration bond funds.

MEMBERS Capital Advisors' Fixed-Income Portfolio Management Team - Advisor

                                HIGH INCOME FUND
             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT(1)

                                  [LINE GRAPH]

High Income Fund                                   $  12,627
Lehman Brothers High Yield Bond Index              $  13,105

           AVERAGE ANNUAL TOTAL RETURN THROUGH DECEMBER 31, 2003
----------------------------------------------------------------------------
                                                 ONE    THREE      SINCE
                                                YEAR    YEARS   INCEPTION(2)
----------------------------------------------------------------------------
High Income Fund                               18.46%    8.09%     7.64%
Lehman Brothers High Yield Bond Index(3)       28.97%   10.21%     8.91%
Lipper High Yield Bond Fund Index(4)           26.36%    6.86%     5.14%

                                  PORTFOLIO MIX

                                   [PIE CHART]

Containers/Packaging                            4.8%
Pipeline                                        3.7%
Healthcare Services                             3.4%
Short-term Investments and Other
  Net Assets and Liabilities                    9.5%
Energy                                          9.4%
Communications                                  6.7%
Recreation                                      6.7%
Industrials                                     6.8%
Basic Materials                                 7.8%
Telecommunications                              8.0%
Media                                           8.2%
Other Sectors                                  25.0%

(1) This chart compares a $10,000 investment made in the fund to a $10,000 investment made in the index. Fund returns are calculated after mutual fund level expenses have been subtracted, but do not include any separate account fees, charges, or expenses imposed by the variable annuity and life insurance contracts that use the fund, as described in the Prospectus. All dividends and capital gains are reinvested. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Further information relating to the fund's performance is contained in the Prospectus and elsewhere in this report. Past performance is not indicative of future performance. Indices are unmanaged and investors cannot invest in them. Additionally, the indices do not reflect expenses or sales charges.

(2)  Returns are from inception, October 31, 2000.

(3) The Lehman Brothers High Yield Bond Index represents an index of the market values of fixed-rate non-investment grade debt securities.

(4) The Lipper High Yield Bond Fund Index represents an index of 30 large mutual funds that invest in lower grade fixed-income securities in an attempt to achieve higher current yields.

                   MANAGEMENT'S DISCUSSION OF 2003 PERFORMANCE
                                HIGH INCOME FUND

Investment Objective: Seeks high current income. The fund also seeks capital appreciation, but only when consistent with its primary goal.

Management's Discussion: For the 12-month period ended December 31, 2003, the High Income Fund underperformed its representative index and peer funds index:

High Income Fund                      18.46%

Lehman Brothers High Yield Index      28.97%

Lipper High Yield Bond Fund Index     26.36%

Overall, the portfolio's holdings were decidedly defensive relative to the high-yield market at large. While the fund's defensiveness served investors well in recent years, it contributed to its underperformance during this period, as investors favored riskier options. The fund continued to have significant underweight exposure to the wireline segment of the telecommunications industry, which still faced many fundamental challenges, including significant overcapacity. The fund also had underweight exposure to the utilities sector, which proved to be one of the leaders of the high-yield rally during the period. In general, the manager's strategy was to focus on credit issuers with improving fundamentals and to not take excessive risk

The rebound in the high-yield market was led by the telecommunications, utilities, and media sectors. While the fund was underweight in some of these sectors, or portions of them, the manager was able to strategically take advantage of the rally in the utilities sector and in the wireline segment of the telecommunications sector by choosing issues deemed attractive from fundamental and valuation standpoints. The fund had overweight exposure to the media sector, while favoring companies with the ability to generate strong free cash flow.

Going forward, most economists expect the economic backdrop to continue to improve in 2004. But, credit spreads have tightened significantly during the past several months, leading to some caution on our part about how much continued capital appreciation can be reasonably expected in the near term. As the year passes, some patience may be required from high yield investors who may have grown accustomed to the above-historical-average returns posted in recent years.

MEMBERS Capital Advisors' Bond Portfolio Management Team - Advisor Massachusetts Financial Services - Subadvisor

                                  BALANCED FUND
             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT(1)

                                  [LINE GRAPH]

Balanced Fund                      $  21,380
Blended Synthetic Index            $  22,814

         AVERAGE ANNUAL TOTAL RETURN THROUGH DECEMBER 31, 2003
-----------------------------------------------------------------------
                                        ONE     THREE    FIVE      TEN
                                        YEAR    YEARS    YEARS    YEARS
-----------------------------------------------------------------------
Balanced Fund                          16.82%   0.21%    3.65%    7.90%
Blended Synthetic Index(2)             14.36%   1.95%    3.29%    8.60%
Lipper Balanced Fund Index(3)          19.94%   1.20%    2.95%    8.27%

                                  PORTFOLIO MIX

                                   [PIE CHART]

U.S. Government and Agency Obligations             16.0%
Corporate Notes and Bonds                          10.9%
Short-term Investments, Other Investments
  and Other Net Assets and Liabilities              2.2%
Commercial Mortgage Backed                          1.2%
Common Stock                                       56.7%
Mortgage Backed                                    10.3%
Asset Backed                                        1.8%
Private Label Mortgage Backed                       0.9%

(1) This chart compares a $10,000 investment made in the fund to a $10,000 investment made in the index. Fund returns are calculated after mutual fund level expenses have been subtracted, but do not include any separate account fees, charges, or expenses imposed by the variable annuity and life insurance contracts that use the fund, as described in the Prospectus. All dividends and capital gains are reinvested. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Further information relating to the fund's performance is contained in the Prospectus and elsewhere in this report. Past performance is not indicative of future performance. Indices are unmanaged and investors cannot invest in them. Additionally, the indices do not reflect expenses or sales charges.

(2) The Blended Synthetic Index represents the average annual total returns of a hypothetical portfolio consisting of 45% S&P 500 Index, 40% Lehman Brothers Intermediate Government/Credit Bond Index and 15% 90-Day U.S. Treasury Bill.

(3) The Lipper Balanced Fund Index represents an Index of 30 large mutual funds whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds.

                   MANAGEMENT'S DISCUSSION OF 2003 PERFORMANCE
                                  BALANCED FUND

Investment Objective: Seeks a high total return through the combination of income and capital appreciation.

Management's Discussion: The Balanced Fund returned 16.82% in 2003, out-performing the Blended Synthetic Index, a representative index of stocks, bonds, and money-market instruments, but under-performing a representative index of its peer funds.

Balanced Fund                            16.82%

Blended Synthetic Index                  14.36%

Lipper Balanced Fund Index               19.94%

The Fund out-performed the Blended Synthetic Index primarily due to its lower holdings of cash, which provided a lower return than stocks and bonds during the period. The Fund trailed its peers primarily because of its more conservative, bond-heavy asset allocation. Stocks out-performed investment-grade bonds by a considerable margin during the period. Performance of the stock component of the Fund was negatively affected by a modest underweight in the information technology sector versus the S&P 500 Index. Performance was also hurt by stock selection in the information technology sector, where holdings Concord EFS, IBM, and Microsoft lagged behind the overall performance of the sector. Stocks of more speculative technology companies significantly out-performed the stocks of more established companies, making the Fund's conservative approach a drag on performance. Stock selection in the utilities sector also hurt relative performance, as Duke Energy was punished after problems emerged in its merchant energy business. Performance was helped by stock selection in the consumer discretionary sector, as Tiffany & Co. rose sharply throughout the period as consumer spending on luxury goods was much stronger than generally expected. Performance also benefited from stock selection in the health care sector, where holdings IMS Health and Bristol Myers Squibb performed well as investors apparently came to believe that they were undervalued in respect to the profitability of their businesses.

In financial markets led primarily by more speculative securities, the Balanced Fund's generally conservative approach led to under-performance versus the typical balanced fund. With stocks having risen significantly during the period and bonds apparently near the end of a three-year bull market, we believe the Fund's conservative posture should help it defend if financial markets correct or an external event causes speculative money to head back to the sidelines.

MEMBERS Capital Advisors' Common Stock and Fixed-Income Portfolio Management Teams - Advisor

                          GROWTH AND INCOME STOCK FUND
             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT(1)

                                  [LINE GRAPH]

Growth and Income Stock Fund            $  26,502
S&P 500 Index                           $  28,561

        AVERAGE ANNUAL TOTAL RETURN THROUGH DECEMBER 31, 2003
----------------------------------------------------------------------
                                        ONE     THREE   FIVE      TEN
                                        YEAR    YEARS   YEARS    YEARS
----------------------------------------------------------------------
Growth and Income Stock Fund           25.89%   -4.10%   0.96%   10.24%
S&P 500 Index(2)                       28.69%   -4.05%  -0.57%   11.07%
Lipper Large-Cap Value Fund Index(3)   28.00%   -2.04%   1.20%   10.05%

                                  PORTFOLIO MIX

                                   [PIE CHART]

Short-term Investments and Other
  Net Assets and Liabilities                    4.5%
Telecommunication Services                      4.2%
Utilities                                       3.3%
Financials                                     24.1%
Information Technology                         12.3%
Industrials                                    11.2%
Materials                                       4.5%
Consumer Staples                                8.1%
Health Care                                     8.8%
Energy                                          9.0%
Consumer Discretionary                         10.0%

(1) This chart compares a $10,000 investment made in the fund to a $10,000 investment made in the index. Fund returns are calculated after mutual fund level expenses have been subtracted, but do not include any separate account fees, charges, or expenses imposed by the variable annuity and life insurance contracts that use the fund, as described in the Prospectus. All dividends and capital gains are reinvested. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Further information relating to the fund's performance is contained in the Prospectus and elsewhere in this report. Past performance is not indicative of future performance. Indices are unmanaged and investors cannot invest in them. Additionally, the indices do not reflect expenses or sales charges.

(2) The S&P 500 Index, a large company stock index, tracks the value of 500 stocks chosen for market size, liquidity and industry group representation, with each stock weighted in proportion to its market value.

(3) Lipper Large-Cap Value Fund Index represents an index of 30 large mutual funds that invest primarily in large capitalization companies. The stocks in these funds normally have below-average price-to-earnings ratios, price-to-book ratios and three-year earnings growth rates.

                   MANAGEMENT'S DISCUSSION OF 2003 PERFORMANCE
                          GROWTH AND INCOME STOCK FUND

Investment Objective: Seeks long-term capital growth, with income as a secondary consideration.

Management's Discussion: In an environment when stocks offered annual returns well above their historic averages, the Growth and Income Stock Fund returned 25.89%, modestly trailing its representative index and a representative index of its peer funds.

Growth and Income Stock Fund           25.89%

S&P 500 Index                          28.69%

Lipper Large-Cap Value Fund Index      28.00%

The Fund's performance was hurt by stock selection in the consumer staples sector, where Sara Lee under-performed after experiencing operating difficulties, and in the utilities sector, where Duke Energy did poorly after troubles emerged in its merchant energy business. Stock selection helped performance in the consumer discretionary sector, where investors recognized value in McDonalds and Home Depot, and in the health care sector, where management sold a position in medical device maker Guidant after it appreciated significantly, and where Bristol Myers Squibb out-performed many of its peers.

The 25+% returns provided by U.S. stocks overall during 2003 reflect a return to economic growth following an extended recession, as well as a resurgence in investor optimism regarding the prospects for future stock market returns. In such an environment, conservative stock funds like the Growth and Income Stock Fund typically provide returns which are attractive but somewhat less than those of more aggressively positioned funds. Looking ahead, investors' expectations may continue to increase, or they may decrease as the positive effects of tax cuts, low interest rates and record levels of home-loan refinancings moderate. Although the Fund's performance may lag the overall stock market if expectations continue to improve, it may provide greater protection of share values if more modest expectations develop.

MEMBERS Capital Advisors' Common Stock Portfolio Management Team - Advisor

                         CAPITAL APPRECIATION STOCK FUND
             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT(1)

                                  [LINE GRAPH]

Capital Appreciation Stock Fund            $  27,985
S&P SuperComposite 1500 Index              $  27,841

          AVERAGE ANNUAL TOTAL RETURN THROUGH DECEMBER 31, 2003
---------------------------------------------------------------------------
                                        ONE     THREE   FIVE      SINCE
                                        YEAR    YEARS   YEARS  INCEPTION(2)
---------------------------------------------------------------------------
Capital Appreciation Stock Fund        29.13%   -6.97%  1.00%    10.84%
S&P SuperComposite 1500 Index(3)       29.59%   -3.05%  0.39%    10.78%
Lipper Multi-Cap Core Fund Index(4)    31.31%   -2.84%  1.37%     9.74%

                                  PORTFOLIO MIX

                                   [PIE CHART]

Telecommunication Services                      2.5%
Materials                                       2.3%
Utilities                                       1.6%
Information Technology                         17.9%
Financials                                     17.1%
Short-term Investments and Other
  Net Assets and Liabilities                    3.7%
Energy                                          5.2%
Consumer Staples                               10.6%
Industrials                                    11.3%
Consumer Discretionary                         12.2%
Health Care                                    15.6%

(1) This chart compares a $10,000 investment made in the fund to a $10,000 investment made in the index. Fund returns are calculated after mutual fund level expenses have been subtracted, but do not include any separate account fees, charges, or expenses imposed by the variable annuity and life insurance contracts that use the fund, as described in the Prospectus. All dividends and capital gains are reinvested. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Further information relating to the fund's performance is contained in the Prospectus and elsewhere in this report. Past performance is not indicative of future performance. Indices are unmanaged and investors cannot invest in them. Additionally, the indices do not reflect expenses or sales charges.

(2)  Returns are from inception, January 3, 1994.

(3) The Capital Appreciation Stock Fund commenced operations January 3, 1994. The S&P SuperComposite 1500 Index was not established until December 31, 1994. The above graph shows the performance of the S&P MidCap 400 Index for the period from fund inception to December 31, 1994, and the performance of the S&P SuperComposite 1500 Index for the period January 1, 1995 to the present.

(4) Lipper Multi-Cap Core Fund Index represents an index of 30 large mutual funds that invest in stocks of a variety of market capitalization ranges without concentrating their assets in any one market capitalization size range. The stocks in these funds normally have average price-to-earnings ratios, price-to-book ratios and three-year earnings growth rates.

                   MANAGEMENT'S DISCUSSION OF 2003 PERFORMANCE
                         CAPITAL APPRECIATION STOCK FUND

Investment Objective: Seeks long-term capital appreciation.

Management's Discussion: In a very favorable environment for equity investments, the Capital Appreciation Stock Fund returned 29.13%, modestly trailing its representative index and a representative index of its peer funds.

Capital Appreciation Stock Fund        29.13%

S&P SuperComposite 1500 Index          29.59%

Lipper Multi-Cap Core Fund Index       31.31%

Fund performance was hurt by stock selection in the financials sector, where Freddie Mac underperformed after it appeared more likely that it and its sibling Fannie Mae would face increased regulatory oversight. Stock selection also hurt performance in the information technology sector, where Concord EFS declined after news emerged that its proposed merger with First Data was under antitrust scrutiny by the U.S. Department of Justice. Performance was helped by stock selection in the health care sector, where Boston Scientific and IMS Health both rose significantly as investors apparently began to find more value in their underlying businesses. Performance was also helped by stock selection in the consumer staples sector, where CVS posted operating results which exceeded expectations, and Estee Lauder benefited from positive trends in consumer spending.

In 2003, the Capital Appreciation Stock Fund rebounded from subpar performance in a portion of the prior year as unprecedented instances of corporate fraud and earnings restatements were disclosed. Management continues to try to avoid more speculative securities. In the recent environment of marked increases in investor optimism, this restraint led to modest under-performance versus its peer funds, many of which were willing to take on a higher level of risk. If the recent surge in speculative activity in U.S. stock markets should fade, the Fund's posture may help it to defend, while still offering investors the opportunity for very attractive long-term capital appreciation.

MEMBERS Capital Advisors' Common Stock Portfolio Management Team - Advisor

                               MID-CAP STOCK FUND
             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT(1)

                                  [LINE GRAPH]

Mid-Cap Stock Fund                  $  16,961
S&P MidCap 400 Index                $  15,136

            AVERAGE ANNUAL TOTAL RETURN THROUGH DECEMBER 31, 2003
--------------------------------------------------------------------
                                       ONE      THREE      SINCE
                                       YEAR     YEARS   INCEPTION(2)
--------------------------------------------------------------------
Mid-Cap Stock Fund                     31.21%   6.40%      11.97%
S&P MidCap 400 Index(3)                35.62%   4.84%       9.28%
Lipper Mid-Cap Value Fund Index(4)     39.08%   8.21%       9.01%

                                  PORTFOLIO MIX

                                   [PIE CHART]

Short-term Investments and Other
  Net Assets and Liabilities                     3.7%
Telecommunication Services                       0.7%
Financials                                      22.1%
Industrials                                     15.9%
Consumer Discretionary                          15.2%
Materials                                        4.7%
Consumer Staples                                 5.0%
Energy                                           6.2%
Utilities                                        7.5%
Health Care                                      9.3%
Information Technology                           9.7%

(1) This chart compares a $10,000 investment made in the fund to a $10,000 investment made in the index. Fund returns are calculated after mutual fund level expenses have been subtracted, but do not include any separate account fees, charges, or expenses imposed by the variable annuity and life insurance contracts that use the fund, as described in the Prospectus. All dividends and capital gains are reinvested. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Further information relating to the fund's performance is contained in the Prospectus and elsewhere in this report. Past performance is not indicative of future performance. Indices are unmanaged and investors cannot invest in them. Additionally, the indices do not reflect expenses or sales charges.

(2)  Returns are from inception, May 1, 1999.

(3) The S&P MidCap 400 Index tracks the value of 400 domestic stocks chosen for market size, liquidity and industry group representation, with each stock weighted in proportion to its market value.

(4) Lipper Mid-Cap Value Fund Index represents an index of 30 large mutual funds that invest in middle capitalization companies. The stocks in these funds normally have below-average price-to-earnings ratios, price-to-book ratios and three-year earnings growth rates.

                   MANAGEMENT'S DISCUSSION OF 2003 PERFORMANCE
                               MID-CAP STOCK FUND

Investment Objective: Seeks long-term capital appreciation.

Management's Discussion: In a very favorable environment for U.S. stocks, the Mid-Cap Stock Fund returned 31.21%, trailing its representative index and a representative index of its peer funds.

Mid-Cap Stock Fund                     31.21%

S&P MidCap 400 Index                   35.62%

Lipper Mid-Cap Value Fund Index        39.08%

Fund performance was hurt by stock selection in the consumer discretionary sector, where Newell Rubbermaid significantly under-performed, and in the information technology sector, where Reynolds & Reynolds and Sungard Data Systems lagged the performance of the rest of the sector. In general, the most speculative shares in the information technology space performed best in 2003, and management's more conservative approach to investing in the sector hurt performance. Performance was helped by stock selection in the health care sector, where pharmacy-services provider Omnicare appreciated 70% after posting excellent operating results, and in the materials sector, where construction materials provider Martin Marietta benefited from the housing boom.

The absolute returns of the Mid-Cap Stock Fund during the fiscal year just ended are remarkable, even though they did trail the returns of its benchmark and peers. Periods of under- and out-performance by mutual funds are to be expected. The Fund's management tries to position the Fund to under-perform in very strong market environments, and to moderate market value declines in weak markets. Looking into the future, as recent monetary and fiscal stimulants dissipate, the Mid-Cap Stock Fund's more defensive nature may serve investors well.

MEMBERS Capital Advisors' Common Stock Portfolio Management Team - Advisor Wellington Management Company, LLP - Subadvisor

                           MULTI-CAP GROWTH STOCK FUND
             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT(1)

                                  [LINE GRAPH]

Multi-Cap Growth Stock Fund         $  6,238
Russell 3000 Growth Index           $  6,277

         AVERAGE ANNUAL TOTAL RETURN THROUGH DECEMBER 31, 2003
----------------------------------------------------------------------
                                         ONE      THREE      SINCE
                                         YEAR     YEARS   INCEPTION(2)
----------------------------------------------------------------------
Multi-Cap Growth Stock Fund             33.41%   -11.65%     -13.83%
Russell 3000 Growth Index(3)            30.97%    -8.84%     -13.68%
Lipper Multi-Cap Growth Fund Index(4)   35.38%   -10.75%     -14.31%

                                  PORTFOLIO MIX

                                   [PIE CHART]

Energy                                         2.2%
Short-term Investments and Other
  Net Assets and Liabilities                   2.0%
Transportation                                 1.1%
Industrials                                    1.0%
Information Technology                        36.6%
Technology                                     2.4%
Telecommunications                             5.1%
Consumer Discretionary                         7.8%
Consumer Services                              9.4%
Financials                                    10.1%
Health Care                                   22.3%

(1) This chart compares a $10,000 investment made in the fund to a $10,000 investment made in the index. Fund returns are calculated after mutual fund level expenses have been subtracted, but do not include any separate account fees, charges, or expenses imposed by the variable annuity and life insurance contracts that use the fund, as described in the Prospectus. All dividends and capital gains are reinvested. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Further information relating to the fund's performance is contained in the Prospectus and elsewhere in this report. Past performance is not indicative of future performance. Indices are unmanaged and investors cannot invest in them. Additionally, the indices do not reflect expenses or sales charges.

(2)  Returns are from inception, October 31, 2000.

(3) The Russell 3000 Growth Index measures the performance of those stocks in the Russell 3000 Index (the 3,000 largest domestic stocks based on total market capitalization) with higher price-to-book ratios and higher forecasted growth rates.

(4) The Lipper Multi-Cap Growth Fund Index represents 30 large mutual funds that typically invest no more than 75% of their assets in any one capitalization size range, and focus on stocks with above-average price-to-earnings ratios, price-to-book ratios and rates of growth of sales-per-share, compared to the S&P 1500.

                   MANAGEMENT'S DISCUSSION OF 2003 PERFORMANCE
                           MULTI-CAP GROWTH STOCK FUND

Investment Objective: Seeks long-term capital appreciation.

Management's Discussion: During the 12-month period ended December 31, 2003, the Multi-Cap Growth Stock Fund recorded strong positive performance versus its representative index while slightly underperforming its peer funds index:

Multi-Cap Growth Stock Fund            33.41%

Russell 3000 Growth Index              30.97%

Lipper Multi-Cap Growth Fund Index     35.38%

For the full year, the fund's bottom-up investment approach produced positive benchmark-relative results in six of the ten broad market sectors. The fund's out-performance during the period was primarily due to strong stock selection, which added value in Health Care and Financials. Within these sectors, stock selection in the pharmaceuticals and banking industries helped boost returns. More specifically, the manager has been able to invest in pharmaceutical companies with solid product cycles and attractively valued banks that are likely to benefit from an economic recovery. The fund's significant underweight position in Consumer Staples, a defensive sector, significantly added to overall performance. However, the favorable decision to overweight Information Technology and Consumer Discretionary was offset by weaker stock selection in these cyclical sectors.

Key individual contributors to performance were Citigroup (Diversified Financials), eBay (Retailing) and Countrywide Financial (Banking). Citigroup continued to execute well while controlling its expenses. eBay benefited from its strong cash generating capabilities and its dominant market position. Countrywide Financial rose as investors began to recognize the value of the company's large mortgage servicing portfolio.

Stocks that detracted from performance included Schering-Plough (Pharmaceuticals), HCA (Health Care Equipment), and Northrop Grumman (Capital Goods). Schering-Plough has been undergoing competitive pressures across several key drug franchises. HCA has faced lower admissions growth reportedly due to a weak economy and changes in employer benefit plans that discourage use of hospitals. Finally, Northrop Grumman reportedly suffered from concerns regarding a less favorable settlement in Iraq, which caused defense stocks to fall out of favor. All three stocks had been eliminated from the Fund by the end of the period.

The economic recovery now appears visible on a global scale, with U.S. growth and corporate profits powering ahead. Most economists expect continued, sustainable growth in 2004. A rise in consumer disposable income from tax cuts implemented last summer has kept consumption on a positive trend. As the benefit from the tax cut fades, job and salary growth will need to shoulder the consumption burden and signs in the labor market conditions will need to continue to improve. The manager remains cognizant of issues threatening the U.S. equity market, including declining liquidity, looming structural concerns, and relatively high equity valuations. In light of this backdrop, the U.S. Federal Reserve generally is not expected to seriously consider raising short-term interest rates until the second half of 2004, providing some support for stock prices.

MEMBERS Capital Advisors' Common Stock Portfolio Management Team - Advisor Wellington Management Company, LLP - Subadvisor

                             GLOBAL SECURITIES FUND
             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT(1)

                                  [LINE GRAPH]

Global Securities Fund           $ 9,898
MSCI World Index                 $ 8,577

         AVERAGE ANNUAL TOTAL RETURN THROUGH DECEMBER 31, 2003
----------------------------------------------------------------------
                                          ONE     THREE      SINCE
                                          YEAR     YEAR   INCEPTION(2)
----------------------------------------------------------------------
Global Securities Fund                   41.24%   -0.30%    -0.32%
MSCI World Index(3)                      33.76%   -3.51%    -4.70%
Lipper Global Fund Index(4)              31.96%   -3.30%    -4.08%

                                  PORTFOLIO MIX

                                   [PIE CHART]

Insurance                                       4.7%
Retail                                          4.5%
Oil & Gas                                       4.4%
Computer Software/Services                      4.3%
Electronics                                     4.2%
Communication Services                          5.1%
Banks                                           5.2%
Financial Services                              5.8%
Short-term Investments and Other
  Net Assets and Liabilities                    6.0%
Telecommunications                              7.7%
Drugs & Healthcare                             12.8%
Other Sectors                                  35.3%

(1) This chart compares a $10,000 investment made in the fund to a $10,000 investment made in the index. Fund returns are calculated after mutual fund level expenses have been subtracted, but do not include any separate account fees, charges, or expenses imposed by the variable annuity and life insurance contracts that use the fund, as described in the Prospectus. All dividends and capital gains are reinvested. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Further information relating to the fund's performance is contained in the Prospectus and elsewhere in this report. Past performance is not indicative of future performance. Indices are unmanaged and investors cannot invest in them. Additionally, the indices do not reflect expenses or sales charges.

(2)  Returns are from inception, October 31, 2000.

(3) The MSCI World Index, calculated by Morgan Stanley Capital International, tracks stocks traded in both developed and emerging markets.

(4) The Lipper Global Fund Index represents an index of 30 large mutual funds that invest at least 25% of their portfolios in securities traded outside of the United States.

                   MANAGEMENT'S DISCUSSION OF 2003 PERFORMANCE
                             GLOBAL SECURITIES FUND

Investment Objective: Seeks capital appreciation.

Management's Discussion: Against a backdrop of market volatility and uncertain worldwide recovery, the Global Securities Fund performed very well during the 12-month period ended December 31, 2003, substantially outpacing its peer funds and representative indexes.

Global Securities Fund                 41.24%

Morgan Stanley World Index             33.76%

Lipper Global Funds Index              31.96%

Despite global uncertainties during the period, the manager remained committed to its theme-based investment approach, which focuses on companies that are poised to capitalize on the far-reaching growth trends of mass affluence, new technologies, corporate restructuring and aging populations. Within each trend, the manager pursued reasonably priced companies with strong growth prospects. Employment of a "barbell strategy" that combines aggressive positions with more defensive holdings enabled the manager to pursue what were believed to be good companies in good businesses at good prices the world over.

The fund benefited from its selective investments in the technology and consumer staples sectors. KDDI Corp., the number two wireless carrier in Japan, was the fund's best performing stock during the period on strong demand for wireless products. National Semiconductor Corp. remained a strong contributor to performance throughout the year. Two companies in particular detracted from the Fund's overall return. Although most of the fund's position had already been sold, Sony Corp. performed poorly due to management's inability to turn around a slide in brand quality and reputation. Tandberg ASA, a carrier in videoconferencing, also detracted after posting disappointing earnings during the year.

From a country perspective, the United States was the biggest contributor to performance as most of the fund's technology holdings were based there. The fund also did well in Japan, where solid stock selection led to good performance versus the benchmark.

Although the manager continues to be optimistic about U.S. growth potential, the fund does not currently hold an overweight allocation in the U.S. versus its benchmark. U.S. equity valuations were, at the end of the reporting period, fairly high relative to the rest of the world as investors continue to pay a premium for growth in the U.S. But, the manager believes opportunities remain to buy into solid domestic growth companies, so geographic diversification within the fund has remained broad with North America representing the largest exposure at 44% of the fund's assets at the end of the reporting period.

MEMBERS Capital Advisors' Common Stock Portfolio Management Team - Advisor Oppenheimer Funds, Inc. - Subadvisor

                            INTERNATIONAL STOCK FUND
             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT(1)

International Stock Fund            $  9,770
MSCI EAFE Index                     $  9,232

         AVERAGE ANNUAL TOTAL RETURN THROUGH DECEMBER 31, 2003
----------------------------------------------------------------------
                                          ONE     THREE      SINCE
                                          YEAR    YEARS   INCEPTION(2)
----------------------------------------------------------------------
International Stock Fund                 33.61%    0.08%     -0.73%
MSCI EAFE Index(3)                       39.17%   -2.57%     -2.49%
Lipper International Fund Index(4)       36.00%   -1.86%     -1.96%

                                  PORTFOLIO MIX

                                   [PIE CHART]

Food & Beverages                               4.5%
Short-term Investments and Other
  Net Assets and Liabilities                   4.0%
Retail                                         3.8%
Mining                                         3.8%
Financial Services                             5.5%
Telecommunications                             6.6%
Communication Services                         6.7%
Drugs & Health Care                            6.9%
Oil & Gas                                      9.4%
Banks                                         17.3%
Other Sectors                                 31.5%

(1) This chart compares a $10,000 investment made in the fund to a $10,000 investment made in the index. Fund returns are calculated after mutual fund level expenses have been subtracted, but do not include any separate account fees, charges, or expenses imposed by the variable annuity and life insurance contracts that use the fund, as described in the Prospectus. All dividends and capital gains are reinvested. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Further information relating to the fund's performance is contained in the Prospectus and elsewhere in this report. Past performance is not indicative of future performance. Indices are unmanaged and investors cannot invest in them. Additionally, the indices do not reflect expenses or sales charges.

(2)  Returns are from inception, October 31, 2000.

(3) The Europe, Australasia and Far East Index, calculated by Morgan Stanley Capital International (MSCI EAFE Index), tracks approximately 1,000 large capitalization stocks traded in developed, non-U.S. markets.

(4) The Lipper International Fund Index represents an index of 30 large mutual funds that invest in securities traded primarily in markets outside of the United States.

                   MANAGEMENT'S DISCUSSION OF 2003 PERFORMANCE
                            INTERNATIONAL STOCK FUND

Investment Objective: Seeks long-term capital appreciation.

Management's Discussion: After a slow start, international stock markets rallied during the 12-month period ended December 31, 2003, particularly after news about the war in Iraq and global economies turned mostly positive. Returns posted by international stocks were also aided by an orderly but significant decline in the U.S. dollar relative to most other currencies, especially the euro. The International Stock Fund underperformed its benchmark and peer funds index during the period:

International Stock Fund              33.61%

MSCI EAFE Index                       39.17%

Lipper International Fund Index       36.00%

During most of the year, performance was concentrated in the more aggressive stocks in each of the three categories included in the fund: EAFE Large-Cap, EAFE Small-Cap and Emerging Market stocks. Investors' appetite for risk caused speculative stocks around the globe to outperform. Given the fund's focus on shares of companies believed to offer higher earnings quality and the ability to consistently generate positive returns on capital, the fund struggled to maintain the torrid pace set by its representative index and more aggressive peers.

In the international small-cap arena, highly leveraged and more aggressive firms produced the best results. The small-cap segment of the fund underperformed during the period, again mostly as a result of its more conservative bias, particularly its underweight in the technology sector. Emerging market stock indexes also benefited from continued optimism regarding the global economy and increased appetite for risk. There was relatively little difference in performance by region as nearly all areas of the globe participated in the rally that started earlier in 2003. By sector, the sharpest gains were recorded in information technology and materials, both of which also performed well in developed markets. The weaker sectors were the more defensive, particularly healthcare and consumer staples.

During 2003, international stock markets posted impressive returns that were reminiscent of the bubble years of the last decade. Much of the rally reflected improving sentiment among investors who finally saw light at the end of the economic tunnel after three years of malaise and international turmoil. The fund benefited from these improvements through its exposure to small-cap and emerging market stocks. While we welcome such improvements in investor psychology, we are concerned that the degree of improvement in optimism may have exceeded the degree of improvement in the near-term outlook for the global economy. Also, a weakening U.S. dollar aided performance, but could ultimately hurt the price competitiveness of overseas corporations in the intermediate term. As such, within the fund's three major segments, stock selection will continue to favor attractively valued companies with positive long-term outlooks and will seek to avoid those companies that might be most vulnerable to a market setback.

MEMBERS Capital Advisors' Common Stock Portfolio Management Team - Advisor Lazard Asset Management LLC - Subadvisor

                                MONEY MARKET FUND
                             SCHEDULE OF INVESTMENTS
                                December 31, 2003

                                                         % NET          COUPON         MATURITY           PAR           VALUE
                                                         ASSETS          RATE            DATE            AMOUNT        (NOTE 2)
                                                         ------         ------         --------        ----------    ------------
CORPORATE NOTES AND BONDS                                 22.4%
American Express Credit Corp. (G)                                       1.200%         01/05/04        $5,000,000    $  5,000,000
Bellsouth Corp. (C)(G)                                                  4.160          04/26/04         6,250,000       6,305,590
Caterpillar Financial Services                                          1.329          02/04/04         1,000,000       1,000,195
Merrill Lynch & Co., Inc. (G)                                           1.470          01/08/04         1,000,000       1,000,632
Merrill Lynch & Co., Inc.                                               1.650          01/12/04           500,000         500,084
Morgan Stanley Dean Witter & Co. (G)                                    1.545          01/05/04         4,000,000       4,004,082
Morgan Stanley Dean Witter & Co.                                        1.450          03/15/04         1,500,000       1,504,732
PepsiCo, Inc.                                                           4.500          09/15/04         1,800,000       1,841,236
Pfizer, Inc.                                                            3.625          11/01/04         1,500,000       1,529,309
Wal-Mart Stores, Inc.                                                   7.500          05/15/04         4,250,000       4,351,486
Wells Fargo Financial, Inc.                                             5.450          05/03/04         4,500,000       4,564,743
                                                                                                                     ------------
TOTAL CORPORATE NOTES AND BONDS
(COST: $31,602,089)                                                                                                    31,602,089
                                                                                                                     ------------

COMMERCIAL PAPER (A)                                      53.4%
Abbott Laboratories                                                     1.000          01/06/04         1,565,000       1,564,783
American General Finance Corp.                                          1.050          01/12/04         4,000,000       3,998,717
Bank of America Corp.                                                   1.040          01/16/04         1,064,091       1,063,630
Caterpillar Financial Services                                          1.100          04/23/04         4,000,000       3,986,189
CXC, Inc.                                                               1.080          01/26/04         2,100,000       2,098,425
CXC, Inc.                                                               1.070          02/09/04         3,000,000       2,996,522
E.I. du Pont de Nemours and Co.                                         1.050          01/16/04         1,300,000       1,299,431
E.I. du Pont de Nemours and Co.                                         1.060          01/27/04         3,200,000       3,197,550
Fountain Square Commercial Funding                                      1.090          02/02/04         6,000,000       5,994,187
General Electric Capital Corp.                                          1.030          01/20/04         5,500,000       5,497,010
Goldman Sachs Group, Inc.                                               1.100          05/24/04         4,300,000       4,281,080
Greyhawk Funding LLC                                                    1.100          01/05/04         4,000,000       3,999,511
Greyhawk Funding LLC                                                    1.090          02/09/04         1,125,000       1,123,672
Household Finance Corp.                                                 1.090          01/06/04         3,000,000       2,999,546
Household Finance Corp.                                                 1.080          01/29/04         2,500,000       2,497,900
McGraw-Hill Cos., Inc.                                                  1.030          03/01/04         4,500,000       4,492,275
Medtronic, Inc.                                                         1.030          01/08/04         5,500,000       5,498,898
Nestle Capital Corp.                                                    1.040          02/09/04         2,500,000       2,497,184
Nestle Capital Corp.                                                    1.030          02/17/04         2,500,000       2,496,638
Pfizer, Inc.                                                            1.040          01/06/04         3,500,000       3,499,494
Province De Quebec                                                      1.040          02/23/04         5,500,000       5,491,579
Three Rivers Funding Corp.                                              1.080          01/14/04         5,000,000       4,998,050
                                                                                                                     ------------
TOTAL COMMERCIAL PAPER
(COST: $75,572,271)                                                                                                    75,572,271
                                                                                                                     ------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS                    19.3%
Federal Farm Credit Bank (A)                                            1.080          07/22/04         4,000,000       4,000,000
Federal Home Loan Bank (A)                                              1.250          11/26/04         4,250,000       4,250,000
Student Loan Marketing Association (G)                                  0.951          01/06/04         6,000,000       6,000,000
Student Loan Marketing Association (G)                                  0.944          01/02/04         5,000,000       5,000,000
U. S. Treasury Bill (A)                                                 0.910          01/02/04         8,000,000       7,999,798
                                                                                                                     ------------
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(COST: $27,249,798)                                                                                                    27,249,798
                                                                                                                     ------------

                                                                                                         SHARES
                                                                                                         ------
INVESTMENT COMPANIES                                       4.6%
One Group Institutional Prime Money Market Fund                                                                 1               1
SSgA Prime Money Market Fund                                                                            6,559,227       6,559,227
                                                                                                                     ------------
TOTAL INVESTMENT COMPANIES
(COST: $6,559,228)                                                                                                      6,559,228
                                                                                                                     ------------
TOTAL INVESTMENTS                                         99.7%                                                       140,983,386
(COST: $140,983,386**)

NET OTHER ASSETS AND LIABILITIES                           0.3%                                                           392,560
                                                         -----                                                       ------------
TOTAL NET ASSETS                                         100.0%                                                      $141,375,946
                                                         =====                                                       ============

** Aggregate cost for Federal tax purposes.

(A)  Rate noted represents annualized yield at time of purchase.

(C) Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.

(G)  Floating rate or variable rate note.

See accompanying notes to financial statements.

                                    BOND FUND
                             SCHEDULE OF INVESTMENTS
                                December 31, 2003

                                                                  % NET     COUPON        MATURITY         PAR          VALUE
                                                                  ASSETS     RATE           DATE          AMOUNT       (NOTE 2)
                                                                  ------    ------        --------      ----------   ------------
ASSET BACKED:                                                      3.9%
ABSC Long Beach Home Equity Loan Trust, Series 2000-LB1,
   Class AF5 (C)(G)                                                         8.050%        09/21/30      $5,600,000   $  6,067,337
Conseco Finance Securitizations Corp., Series 2001-1, Class M1              7.535         07/01/32       5,500,000      3,025,000
Countrywide Asset-Backed Certificates,  Series 2003-S, Class A4             5.009         12/25/32       3,300,000      3,177,304
Green Tree Home Equity Loan Trust, Series 1999-A, Class B1                  8.970         11/15/27       5,300,000      5,545,174
New Century Home Equity Trust, Series 2003-5, Class AI5                     5.500         11/25/33       3,500,000      3,556,875
                                                                                                                     ------------
TOTAL ASSET BACKED
(COST: $23,364,600)                                                                                                    21,371,690
                                                                                                                     ------------

COMMERCIAL MORTGAGE BACKED:                                        2.0%
Duke Weeks Industrial Trust, Series 2000-DW1, Class A2 (C)                  7.151         10/15/10       3,000,000      3,446,253
Morgan Stanley Capital I, Inc., Series 1999-CAM1, Class A3                  6.920         03/15/32       5,279,103      5,711,649
Residential Asset Mortgage Products, Inc., Series 2003-RS9,
   Class AI5                                                                4.990         03/25/31       2,000,000      2,026,875
                                                                                                                     ------------
TOTAL COMMERCIAL MORTGAGE BACKED
(COST: $10,711,665)                                                                                                    11,184,777
                                                                                                                     ------------

PRIVATE LABEL MORTGAGE BACKED:                                     1.2%
Countrywide Alternative Loan Trust, Series 2002-5, Class A10                6.750         06/25/32       6,100,000      6,420,638
                                                                                                                     ------------
TOTAL PRIVATE LABEL MORTGAGE BACKED
(COST: $6,195,887)                                                                                                      6,420,638
                                                                                                                     ------------

CORPORATE NOTES AND BONDS:                                        32.5%

CABLE                                                              1.5%
Comcast Corp.                                                               5.300         01/15/14       3,200,000      3,189,373
Cox Communications, Inc.                                                    6.875         06/15/05       2,500,000      2,673,622
TCI Communications, Inc.                                                    8.650         09/15/04       2,500,000      2,635,403
                                                                                                                     ------------
                                                                                                                        8,498,398
                                                                                                                     ------------

CAPITAL GOODS                                                      0.5%
United Technologies Corp.                                                   6.625         11/15/04       2,500,000      2,607,795
                                                                                                                     ------------

COMMUNICATION SERVICES                                             0.7%
Clear Channel Communications, Inc.                                          4.250         05/15/09       4,000,000      4,010,280
                                                                                                                     ------------

CONSUMER DISCRETIONARY                                             0.4%
Carnival Corp. (C)                                                          3.750         11/15/07       2,300,000      2,304,110
                                                                                                                     ------------

CONSUMER STAPLES                                                   0.7%
Coca-Cola Enterprises, Inc.                                                 4.375         09/15/09       1,250,000      1,283,811
Safeway, Inc.                                                               4.125         11/01/08       2,700,000      2,688,180
                                                                                                                     ------------
                                                                                                                        3,971,991
                                                                                                                     ------------

ENERGY                                                             4.3%
Burlington Resources Finance Co.                                            5.700         03/01/07       2,000,000      2,158,128
CenterPoint Energy Resources Corp. (C)                                      7.875         04/01/13       1,000,000      1,132,097
Conoco, Inc.                                                                5.900         04/15/04       3,000,000      3,038,352
ConocoPhillips                                                              5.900         10/15/32       2,000,000      2,005,308
Occidental Petroleum Corp.                                                  5.875         01/15/07       2,500,000      2,712,190
Phillips Petroleum Co.                                                      8.500         05/25/05       2,500,000      2,725,302
Sunoco, Inc.                                                                7.125         03/15/04       2,000,000      2,020,826
Texaco Capital, Inc.                                                        5.700         12/01/08       3,000,000      3,189,339
Valero Energy Corp.                                                         7.500         04/15/32       4,000,000      4,457,880
                                                                                                                     ------------
                                                                                                                       23,439,422
                                                                                                                     ------------

                                    BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                December 31, 2003

                                                         % NET          COUPON         MATURITY           PAR           VALUE
                                                         ASSETS          RATE            DATE            AMOUNT        (NOTE 2)
                                                         ------         ------         --------        ----------    -----------
FINANCE                                                    9.1%
AIG SunAmerica Global Financing XII (C)                                 5.300%         05/30/07        $2,700,000    $ 2,892,664
American Association of Retired Persons (C)                             7.500          05/01/31         2,500,000      2,913,940
American General Finance Corp.                                          4.625          09/01/10         2,500,000      2,531,423
Avalon Bay Communities, Inc.                                            6.580          02/15/04         1,000,000      1,005,636
Bank of America Corp.                                                   4.875          01/15/13         4,000,000      3,993,492
Bear Stearns Cos., Inc.                                                 7.800          08/15/07         2,000,000      2,312,698
Cendant Corp.                                                           6.250          01/15/08         4,000,000      4,363,312
CIT Group, Inc.                                                         7.375          04/02/07         2,500,000      2,823,725
Countrywide Home Loans, Inc.                                            5.250          06/15/04         1,750,000      1,779,507
Countrywide Home Loans, Inc.                                            6.840          10/22/04         1,000,000      1,040,819
EOP Operating LP                                                        6.500          06/15/04         2,750,000      2,810,643
Goldman Sachs Group, Inc.                                               5.700          09/01/12         2,750,000      2,890,118
Household Finance Corp.                                                 6.500          11/15/08         4,250,000      4,737,670
MBNA America Bank N.A. (C)                                              6.875          07/15/04         3,000,000      3,078,555
Merrill Lynch & Co., Inc.                                               7.375          05/15/06         3,000,000      3,327,180
U.S. Bank N.A.                                                          6.300          02/04/14         2,000,000      2,202,638
Wachovia Corp.                                                          4.950          11/01/06         2,750,000      2,919,727
Washington Mutual Finance Corp.                                         6.250          05/15/06         2,500,000      2,716,620
                                                                                                                     -----------
                                                                                                                      50,340,367
                                                                                                                     -----------

INDUSTRIALS                                                7.2%
Caterpillar Financial Services Corp.                                    2.500          10/03/06         3,500,000      3,493,595
DaimlerChrysler North America Holding Corp.                             4.750          01/15/08         4,000,000      4,092,548
Dow Chemical Co.                                                        5.750          12/15/08         3,850,000      4,127,893
Ford Motor Credit Co. (G)                                               1.351          04/28/05         2,000,000      1,981,108
Ford Motor Credit Co.                                                   7.600          08/01/05         2,400,000      2,565,154
General Electric Co.                                                    5.000          02/01/13         3,200,000      3,236,272
General Electric Global Insurance Corp.                                 7.000          02/15/26         2,000,000      2,170,676
General Motors Acceptance Corp.                                         6.125          08/28/07         2,250,000      2,416,743
General Motors Acceptance Corp.                                         6.875          09/15/11         2,500,000      2,692,817
International Paper Co.                                                 8.125          07/08/05         2,700,000      2,941,242
International Paper Co.                                                 7.875          08/01/06           800,000        896,133
Raytheon Co.                                                            4.500          11/15/07         2,000,000      2,027,804
Waste Management, Inc.                                                  7.000          10/01/04         2,900,000      3,001,140
Waste Management, Inc.                                                  6.375          11/15/12         1,000,000      1,085,438
Weyerhaeuser Co.                                                        6.875          12/15/33         3,000,000      3,083,055
                                                                                                                     -----------
                                                                                                                      39,811,618
                                                                                                                     -----------

PIPELINE                                                   0.9%
ENSERCH Corp.                                                           6.375          02/01/04         2,000,000      2,005,280
Kinder Morgan, Inc.                                                     6.650          03/01/05         2,500,000      2,640,322
                                                                                                                     -----------
                                                                                                                       4,645,602
                                                                                                                     -----------

TELECOMMUNICATIONS                                         2.7%
Bellsouth Capital Funding Corp.                                         7.875          02/15/30         3,000,000      3,640,209
SBC Communications, Inc.                                                5.875          08/15/12         3,750,000      3,981,615
Sprint Capital Corp.                                                    7.125          01/30/06           775,000        838,448
Telephone & Data Systems, Inc.                                          7.000          08/01/06         2,000,000      2,163,822
Verizon Wireless Capital LLC                                            5.375          12/15/06         2,500,000      2,667,755
Vodafone Group PLC (D)                                                  6.250          11/30/32         1,540,000      1,570,661
                                                                                                                     -----------
                                                                                                                      14,862,510
                                                                                                                     -----------

TRANSPORTATION                                             1.3%
Burlington Northern Santa Fe Corp.                                      6.375          12/15/05         3,400,000      3,670,103
Norfolk Southern Corp.                                                  7.250          02/15/31         2,650,000      3,000,895
Southwest Airlines Co., Series A3                                       8.700          07/01/11            14,480         17,646
Union Pacific Railroad                                                  6.540          07/01/15           318,772        334,978
                                                                                                                     -----------
                                                                                                                       7,023,622
                                                                                                                     -----------

                                    BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                December 31, 2003

                                                            % NET           COUPON        MATURITY        PAR           VALUE
                                                            ASSETS           RATE           DATE         AMOUNT        (NOTE 2)
                                                            ------          ------        --------     -----------   ------------
UTILITIES                                                    3.2%
DTE Energy Co.                                                              6.450%        06/01/06     $ 2,750,000   $  2,972,585
Energy East Corp.                                                           8.050         11/15/10       2,000,000      2,375,542
Niagara Mohawk Power Corp., Series F                                        7.625         10/01/05       2,532,928      2,747,877
Progress Energy, Inc.                                                       7.750         03/01/31       2,400,000      2,796,420
Virginia Electric and Power Co., Series A                                   5.750         03/31/06       3,400,000      3,640,370
Wisconsin Electric Power Co.                                                6.500         06/01/28       3,000,000      3,262,128
                                                                                                                     ------------
                                                                                                                       17,794,922
                                                                                                                     ------------
TOTAL CORPORATE NOTES AND BONDS
(COST: $171,217,740)                                                                                                  179,310,637
                                                                                                                     ------------

MORTGAGE BACKED:                                            32.4%

FEDERAL HOME LOAN MORTGAGE CORP.                             8.3%
Pool # E96322                                                               5.000         05/01/18      10,326,858     10,533,027
Series 1974, Class ZA                                                       7.000         07/15/27       6,216,140      6,541,068
Series 2519, Class NG                                                       5.500         05/15/28       5,500,000      5,683,285
Series 2470, Class BA                                                       6.000         02/15/30       7,000,000      7,273,046
Pool # C01005                                                               8.000         06/01/30         586,565        632,670
Pool # C48129                                                               7.000         03/01/31       2,669,584      2,824,542
Pool # C65648                                                               6.500         03/01/32       1,826,667      1,913,458
Pool # C70558                                                               6.000         09/01/32       3,852,676      3,982,938
Pool # A11325                                                               5.000         07/01/33       6,846,575      6,761,622
                                                                                                                     ------------
                                                                                                                       46,145,656
                                                                                                                     ------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION                       20.2%
Pool # 383475                                                               6.100         04/01/11       4,602,019      5,051,793
Series 2002-55, Class QC                                                    5.500         12/25/14       5,400,000      5,589,236
Pool # 582558                                                               6.000         05/01/16         808,643        849,095
Pool # 657335                                                               5.500         09/01/17       2,391,394      2,480,764
Pool # 673194                                                               5.500         02/01/18       3,975,862      4,124,446
Pool # 253847                                                               6.000         05/01/21       1,830,924      1,902,427
Pool # 254587                                                               5.500         12/01/22       6,946,683      7,105,844
Series 1998-63, Class PG                                                    6.000         03/25/27       8,363,803      8,512,512
Pool # 607515                                                               7.000         11/01/31       1,427,687      1,511,639
Pool # 611619                                                               6.000         02/01/32       1,577,559      1,631,397
Pool # 631377                                                               6.500         03/01/32       1,288,224      1,347,468
Pool # 644591                                                               7.000         05/01/32       2,042,102      2,162,183
Pool # 545691                                                               6.500         06/01/32      15,709,006     16,431,448
Pool # 555528                                                               6.000         04/01/33       8,118,459      8,395,394
Pool # 690206                                                               5.500         04/01/33       7,546,784      7,648,888
Pool # 704523                                                               5.500         05/01/33      12,069,932     12,233,231
Pool # 729407                                                               6.000         08/01/33       4,413,142      4,563,870
Pool # 729413                                                               6.000         08/01/33       1,173,874      1,213,967
Pool # 738061                                                               6.000         08/01/33       8,118,730      8,396,021
Pool # 254903                                                               5.000         10/01/33      10,443,848     10,340,370
                                                                                                                     ------------
                                                                                                                      111,491,993
                                                                                                                     ------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION                     3.9%
Pool # 002995                                                               8.000         10/20/15         249,782        269,062
Series 1998-2, Class ZB                                                     6.500         09/20/28       7,027,050      7,492,236
Pool # 002714                                                               6.500         02/20/29       1,242,872      1,309,248
Pool # 002921                                                               7.500         05/20/30         873,159        930,166
Pool # 003068                                                               6.500         04/20/31       1,494,936      1,573,926
Series 2002-50, Class PE                                                    6.000         07/20/32       9,600,000      9,993,981
                                                                                                                     ------------
                                                                                                                       21,568,619
                                                                                                                     ------------
TOTAL MORTGAGE BACKED
(COST: $176,282,638)                                                                                                  179,206,268
                                                                                                                     ------------

                                    BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                December 31, 2003

                                                            % NET           COUPON        MATURITY        PAR           VALUE
                                                            ASSETS           RATE           DATE         AMOUNT        (NOTE 2)
                                                            ------          ------        --------     -----------   ------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS:                      25.9%

FEDERAL FARM CREDIT BANK                                      1.7%
                                                                            6.125%        12/29/15     $ 4,500,000   $  5,034,537
                                                                            5.875         10/03/16       4,000,000      4,399,184
                                                                                                                     ------------
                                                                                                                        9,433,721
                                                                                                                     ------------
FEDERAL HOME LOAN MORTGAGE CORP.                              2.4%
                                                                            5.500         07/15/06      10,000,000     10,774,480
                                                                            4.875         11/15/13       2,500,000      2,527,025
                                                                                                                     ------------
                                                                                                                       13,301,505
                                                                                                                     ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION                         6.8%
                                                                            5.000         01/20/07       5,750,000      5,760,523
                                                                            5.250         03/22/07       8,000,000      8,070,808
                                                                            4.000         09/02/08      10,000,000     10,127,060
                                                                            6.400         05/14/09       7,650,000      7,784,219
                                                                            6.250         07/19/11       3,000,000      3,076,332
                                                                            5.250         08/01/12       2,400,000      2,460,914
                                                                                                                     ------------
                                                                                                                       37,279,856
                                                                                                                     ------------
U.S. TREASURY BONDS                                           2.9%
                                                                            6.250         05/15/30      14,000,000     16,155,776
                                                                                                                     ------------
U.S. TREASURY NOTES                                          12.1%
                                                                            2.000         08/31/05      13,900,000     13,989,586
                                                                            1.625         10/31/05      11,000,000     10,982,818
                                                                            2.625         11/15/06       2,000,000      2,017,656
                                                                            3.000         02/15/08      16,000,000     16,074,368
                                                                            2.625         05/15/08       5,000,000      4,924,805
                                                                            4.875         02/15/12       2,500,000      2,647,655
                                                                            3.625         05/15/13       6,800,000      6,536,235
                                                                            1.875         07/15/13      10,000,000      9,928,120
                                                                                                                     ------------
                                                                                                                       67,101,243
                                                                                                                     ------------
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(COST: $141,441,402)                                                                                                  143,272,101
                                                                                                                     ------------

                                                                                                          SHARES
                                                                                                          ------
OTHER INVESTMENTS (I)                                         3.4%
(COST: $18,859,945)                                                                                     18,859,945     18,859,945
                                                                                                                     ------------

INVESTMENT COMPANIES:                                        18.6%
One Group Institutional Prime Money Market Fund                                                              3,639          3,639
SSgA Prime Money Market Fund                                                                             6,284,588      6,284,588
State Street Navigator Securities Lending Prime
  Portfolio (I)                                                                                         96,264,241     96,264,241
                                                                                                                     ------------
                                                                                                                      102,552,468
                                                                                                                     ------------
TOTAL INVESTMENT COMPANIES
(COST: $102,552,468)                                                                                                  102,552,468
                                                                                                                     ------------

TOTAL INVESTMENTS                                           119.9%                                                    662,178,524
(COST: $650,626,345**)
NET OTHER ASSETS AND LIABILITIES                            (19.9)%                                                  (109,867,509)
                                                            -----                                                    ------------
TOTAL NET ASSETS                                            100.0%                                                   $552,311,015
                                                            =====                                                    ============

**   Aggregate cost for Federal tax purposes was $650,630,083.

(C) Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D) Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities are 0.3% of total net assets.

(G)  Floating rate or variable rate note.

(I)  Represents collateral held in connection with securities lending.

PLC Public Limited Company.

See accompanying notes to financial statements.

                                HIGH INCOME FUND
                             SCHEDULE OF INVESTMENTS
                                December 31, 2003

                                                            % NET          COUPON         MATURITY        PAR           VALUE
                                                            ASSETS          RATE            DATE         AMOUNT        (NOTE 2)
                                                            ------         -------        --------     -----------   ------------
ASSET BACKED:                                                0.5%
Continental Airlines, Inc., Series 1997-4, Class B                          6.900%        01/02/17     $    66,566   $     55,743
Continental Airlines, Inc., Series 1998-1, Class B                          6.748         03/15/17          63,410         52,327
Continental Airlines, Inc., Series 1999-1, Class B                          6.795         02/02/20         159,888        134,985
Continental Airlines, Inc., Series 1999-2, Class B                          7.566         03/15/20         157,116        132,452
Delta Air Lines, Inc., Series 2000-1, Class B                               7.920         05/18/12          50,000         45,271
                                                                                                                     ------------
TOTAL ASSET BACKED
(COST: $388,167)                                                                                                          420,778
                                                                                                                     ------------

COMMERCIAL MORTGAGE BACKED:                                  0.2%
Commercial Mortgage Acceptance Corp., Series 1998-C2,
   Class F (C)(G)                                                           5.440         09/15/30         100,000         88,635
First Union - Lehman Brothers Commercial Mortgage,
   Series 1997- Cl CTF Cl F (C)                                             7.000         04/18/29         100,000         93,990
                                                                                                                     ------------
TOTAL COMMERCIAL MORTGAGE BACKED
(COST: $170,897)                                                                                                          182,625
                                                                                                                     ------------

CORPORATE NOTES AND BONDS:                                  88.5%

AEROSPACE/DEFENSE                                            1.0%
Alliant Techsystems, Inc.                                                   8.500         05/15/11          65,000         71,500
K & F Industries, Inc., Series B                                            9.250         10/15/07          71,000         73,219
K & F Industries, Inc., Series B                                            9.625         12/15/10          40,000         44,850
L-3 Communications Corp., Series B                                          8.000         08/01/08         105,000        109,331
L-3 Communications Corp.                                                    7.625         06/15/12         105,000        113,794
L-3 Communications Corp. (C)                                                6.125         01/15/14         350,000        350,875
TransDigm, Inc.                                                             8.375         07/15/11          95,000        101,056
                                                                                                                     ------------
                                                                                                                          864,625
                                                                                                                     ------------

BASIC MATERIALS                                              7.8%
Abitibi-Consolidated, Inc. (D)                                              8.550         08/01/10         530,000        590,208
Boise Cascade Corp.                                                         7.000         11/01/13         250,000        259,886
Buckeye Technologies, Inc.                                                  8.000         10/15/10         220,000        215,600
Buckeye Technologies, Inc.                                                  8.500         10/01/13         210,000        224,700
Dresser, Inc.                                                               9.375         04/15/11         135,000        146,813
Equistar Chemicals LP/Equistar Funding Corp.                               10.625         05/01/11         465,000        513,825
Equistar Chemicals LP/Equistar Funding Corp. (C)                           10.625         05/01/11         105,000        116,025
FiberMark, Inc.                                                            10.750         04/15/11         205,000        127,100
Foamex L.P.                                                                10.750         04/01/09         295,000        280,988
Georgia-Pacific Corp.                                                       9.375         02/01/13       1,275,000      1,466,250
Hexcel Corp.                                                                9.875         10/01/08          25,000         28,188
Hexcel Corp.                                                                9.750         01/15/09         465,000        487,087
Huntsman International LLC                                                  9.875         03/01/09          20,000         21,900
Huntsman International LLC                                                 10.125         07/01/09         470,000        484,100
Interface, Inc.                                                            10.375         02/01/10         295,000        311,962
Norske Skog Canada, Ltd., Series D (D)                                      8.625         06/15/11         405,000        425,250
Resolution Performance Procucts LLC/RPP Capital Corp. (C)                   8.000         12/15/09          85,000         87,975
Rhodia S.A. (C)(D)                                                          8.875         06/01/11         375,000        345,000
Sovereign Specialty Chemicals, Inc.                                        11.875         03/15/10          50,000         50,000
Steel Dynamics, Inc. (C)                                                    9.500         03/15/09         205,000        227,550
Tempur Pedic, Inc. and Tempur Production USA, Inc. (C)                     10.250         08/15/10         200,000        223,000
United States Steel Corp.                                                   9.750         05/15/10         265,000        298,125
                                                                                                                     ------------
                                                                                                                        6,931,532
                                                                                                                     ------------

BUILDING AND CONSTRUCTION                                    2.7%
American Standard, Inc.                                                     7.375         02/01/08         145,000        160,225
Atrium Cos., Inc. (C)                                                      10.500         05/01/09         270,000        288,900
Atrium Cos., Inc., Series B                                                10.500         05/01/09         115,000        123,050
Corrections Corp. of America                                                9.875         05/01/09         100,000        111,625
Corrections Corp. of America                                                7.500         05/01/11          20,000         21,000
Corrections Corp. of America (C)                                            7.500         05/01/11          45,000         47,250
D. R. Horton, Inc.                                                          8.000         02/01/09         835,000        943,550
Joy Global, Inc., Series B                                                  8.750         03/15/12          95,000        105,925
MMI Products, Inc., Series B                                               11.250         04/15/07          35,000         28,525
Nortek Holdings, Inc., Series B                                             9.250         03/15/07         150,000        154,125

                                HIGH INCOME FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                December 31, 2003

                                                            % NET          COUPON         MATURITY        PAR           VALUE
                                                            ASSETS          RATE            DATE         AMOUNT        (NOTE 2)
                                                            ------         -------        --------     -----------   ------------
BUILDING AND CONSTRUCTION (CONTINUED)
Nortek Holdings, Inc., Series B                                             8.875%        08/01/08     $    65,000   $     68,006
Nortek Holdings, Inc., Series B                                             9.875         06/15/11          20,000         22,050
WCI Communities, Inc. (C)                                                   7.875         10/01/13         350,000        369,250
                                                                                                                     ------------
                                                                                                                        2,443,481
                                                                                                                     ------------

CABLE                                                        0.2%
DirecTV Holdings LLC                                                        8.375         03/15/13         155,000        179,800
                                                                                                                     ------------

CHEMICALS AND DRUGS                                          1.8%
Acetex Corp. (C)(D)                                                        10.875         08/01/09          60,000         66,600
Acetex Corp. (D)                                                           10.875         08/01/09          85,000         94,350
Alpharma, Inc. (C)                                                          8.625         05/01/11         280,000        283,500
IMC Global, Inc. (C)                                                       10.875         08/01/13         190,000        208,050
Kronos International, Inc. (F)                                              8.875         06/30/09           5,000          6,804
Lyondell Chemical Co.                                                       9.500         12/15/08         100,000        104,500
Lyondell Chemical Co.                                                      11.125         07/15/12         200,000        222,000
MacDermid, Inc.                                                             9.125         07/15/11          75,000         84,000
Nalco Co. (C)                                                               7.750         11/15/11          80,000         85,600
Nalco Co. (C)                                                               8.875         11/15/13         155,000        164,300
Noveon, Inc., Series B                                                     11.000         02/28/11         100,000        116,000
Rockwood Specialties Group, Inc. (C)                                       10.625         05/15/11         100,000        111,500
                                                                                                                     ------------
                                                                                                                        1,547,204
                                                                                                                     ------------

COMMUNICATIONS                                               6.7%
American Tower Corp.                                                        9.375         02/01/09         270,000        287,550
American Towers, Inc. (C)                                                   7.250         12/01/11         170,000        172,975
CCO Holdings LLC/CCO Holdings Capital Corp. (C)                             8.750         11/15/13         120,000        122,100
Charter Communications Holdings LLC/ Charter
    Communications Capital Corp.                                            8.250         04/01/07         300,000        282,000
Charter Communications Holdings LLC/ Charter
    Communications Capital Corp.                                            8.625         04/01/09       1,170,000      1,020,825
Emmis Communications Corp. (B)                                             12.500         03/15/11         226,000        209,332
Nextel Communications, Inc.                                                 9.375         11/15/09         310,000        337,900
Nextel Communications, Inc.                                                 7.375         08/01/15       1,085,000      1,166,375
Qwest Corp. (C)(G)                                                          9.125         03/15/12         400,000        459,000
Qwest Services Corp. (C)                                                   13.500         12/15/10       1,190,000      1,445,850
Telewest Communications PLC (B)(D)                                          9.250         04/15/09          65,000         33,800
Triton PCS, Inc.                                                            8.750         11/15/11         280,000        275,800
Triton PCS, Inc.                                                            8.500         06/01/13          85,000         91,375
                                                                                                                     ------------
                                                                                                                        5,904,882
                                                                                                                     ------------

CONSUMER CYCLICALS                                           1.0%
Advanced Accesory Systems LLC                                              10.750         06/15/11          30,000         33,038
Burns Philip Capital Property, Ltd. (C)(D)                                  9.750         07/15/12         465,000        497,550
Dura Operating Corp., Series D                                              9.000         05/01/09          55,000         55,000
Technical Olympic USA, Inc.                                                 9.000         07/01/10         110,000        118,250
WestPoint Stevens, Inc. (E)                                                 7.875         06/15/05         710,000         92,300
WestPoint Stevens, Inc. (E)                                                 7.875         06/15/08          95,000         12,350
                                                                                                                     ------------
                                                                                                                          808,488
                                                                                                                     ------------

CONSUMER SERVICES                                            2.1%
Iron Mountain, Inc.                                                         8.625         04/01/13         340,000        367,200
Merisant Co. (C)                                                            9.500         07/15/13         210,000        223,650
Michael Foods, Inc. (C)                                                     8.000         11/15/13         180,000        187,650
Pinnacle Foods Holding Corp. (C)                                            8.250         12/01/13          40,000         41,400
Premier International Foods PLC (D)                                        12.000         09/01/09         105,000        114,975
Roundy's, Inc., Series B                                                    8.875         06/15/12         130,000        138,775
United Biscuits Financial PLC (F)                                          10.625         04/15/11         150,000        216,396
United Rentals (North America), Inc., Series B                             10.750         04/15/08         165,000        185,625
United Rentals (North America), Inc.  (C)                                   7.750         11/15/13          75,000         76,594
United Rentals, Inc., Series B                                              9.250         01/15/09         210,000        220,500
Venture Holdings Co. LLC, Series B (E)                                      9.500         07/01/05          60,000          1,500
Wackenhut Corrections Corp.                                                 8.250         07/15/13          55,000         58,300
                                                                                                                     ------------
                                                                                                                        1,832,565
                                                                                                                     ------------

                                HIGH INCOME FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                December 31, 2003

                                                            % NET          COUPON         MATURITY        PAR           VALUE
                                                            ASSETS          RATE            DATE         AMOUNT        (NOTE 2)
                                                            ------         -------        --------     -----------   ------------
CONSUMER STAPLES                                             0.7%
Finlay Enterprises, Inc.                                                    9.000%        05/01/08     $    50,000   $     51,188
Revlon Consumer Products Corp.                                             12.000         12/01/05          95,000         95,000
Samsonite Corp.                                                            10.750         06/15/08         110,000        113,850
Sealy Mattress Co., Series B                                                9.875         12/15/07         315,000        326,025
Seminis, Inc. (C)                                                          10.250         10/01/13          45,000         48,375
                                                                                                                     ------------
                                                                                                                          634,438
                                                                                                                     ------------

CONTAINERS/PACKAGING                                         4.8%
Corp Durango, S.A. de C.V. (C)(D)(E)                                       13.750         07/15/09         149,000         89,400
Crown European Holdings S.A. (D)                                            9.500         03/01/11         300,000        339,750
Crown European Holdings S.A. (D)                                           10.875         03/01/13         940,000      1,105,675
Graham Packaging Co., Inc. (C)                                              8.750         01/15/08         180,000        184,050
Graphic Packaging International Corp. (C)                                   8.500         08/15/11          50,000         54,750
Graphic Packaging International Corp. (C)                                   9.500         08/15/13         230,000        254,150
Greif Bros. Corp.                                                           8.875         08/01/12          95,000        104,500
Jefferson Smurfit Corp.                                                     8.250         10/01/12         225,000        244,125
Kappa Beheer BV (D)                                                        10.625         07/15/09         120,000        128,400
Owens Brockway Glass Container, Inc.                                        8.875         02/15/09         270,000        295,987
Owens Brockway Glass Container, Inc.                                        8.750         11/15/12          85,000         94,669
Owens Brockway Glass Container, Inc.                                        8.250         05/15/13         940,000      1,009,325
Plastipak Holdings, Inc.                                                   10.750         09/01/11         125,000        139,063
Pliant Corp.                                                               13.000         06/01/10         135,000        123,525
Pliant Corp.                                                               13.000         06/01/10          30,000         27,450
                                                                                                                     ------------
                                                                                                                        4,194,819
                                                                                                                     ------------

DURABLE GOODS                                                2.0%
ArvinMeritor, Inc.                                                          8.750         03/01/12         280,000        320,600
Collins & Aikman Products                                                  10.750         12/31/11         325,000        319,313
Dana Corp.                                                                  6.500         03/01/09         300,000        318,375
Dana Corp.                                                                 10.125         03/15/10          20,000         23,300
Dana Corp.                                                                  9.000         08/15/11         250,000        301,250
Metaldyne Corp.                                                            11.000         06/15/12         150,000        138,000
Metaldyne Corp. (C)                                                        10.000         11/01/13         215,000        217,150
Motors and Gears, Inc., Series D                                           10.750         11/15/06         170,000        144,500
Rexnord Corp.                                                              10.125         12/15/12          45,000         49,275
                                                                                                                     ------------
                                                                                                                        1,831,763
                                                                                                                     ------------

ENERGY                                                       9.4%
AES Corp.                                                                   8.875         02/15/11         220,000        239,800
AES Corp. (C)                                                               8.750         05/15/13         550,000        614,625
AES Corp. (C)                                                               9.000         05/15/15         100,000        113,000
Allegheny Energy Supply Co. (C)                                             8.750         04/15/12         350,000        329,875
AmeriGas Partners, L.P./ AmeriGas Eagle Finance Corp.,
  Series B                                                                  8.875         05/20/11         150,000        165,000
Calpine Corp.                                                               8.500         02/15/11         215,000        170,119
Calpine Corp. (C)                                                           8.750         07/15/13         580,000        565,500
CenterPoint Energy Resources Corp. (C)                                      7.875         04/01/13         275,000        311,327
Chesapeake Energy Corp.                                                     8.125         04/01/11         240,000        266,400
Chesapeake Energy Corp. (C)                                                 6.875         01/15/16         250,000        257,500
Citgo Petroleum Corp.                                                      11.375         02/01/11          80,000         92,800
CMS Energy Corp.                                                            8.500         04/15/11         550,000        594,000
El Paso Natural Gas Co., Series A                                           7.625         08/01/10         215,000        220,913
El Paso Production Holding Co. (C)                                          7.750         06/01/13         710,000        699,350
Encore Acquisition Co.                                                      8.375         06/15/12         110,000        119,075
Gazprom OAO (C)(D)                                                          9.625         03/01/13         220,000        242,550
GulfTerra Energy Partners L.P., Series B                                    8.500         06/01/10         145,000        164,575
Hanover Compressor Co.                                                      0.000         03/31/07          35,000         25,725
Hanover Compressor Co.                                                      8.625         12/15/10          60,000         62,400
Hanover Equipment Trust, Series B (G)                                       8.750         09/01/11         335,000        355,100
Magnum Hunter Resources, Inc.                                               9.600         03/15/12         300,000        340,500
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc. (C)                    7.375         09/01/10         195,000        203,775
NRG Energy, Inc. (C)                                                        8.000         12/15/13         125,000        131,406
Parker Drilling Co. (C)                                                     9.625         10/01/13          60,000         62,400
Peabody Energy Corp., Series B                                              6.875         03/15/13         175,000        184,625

                                HIGH INCOME FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                December 31, 2003

                                                            % NET          COUPON         MATURITY        PAR           VALUE
                                                            ASSETS          RATE            DATE         AMOUNT        (NOTE 2)
                                                            ------         -------        --------     -----------   ------------
ENERGY (CONTINUED)
PG & E Corp. (C)                                                            6.875%        07/15/08     $    30,000   $     32,475
Pioneer Natural Resources Co.                                               9.625         04/01/10          60,000         74,665
Pioneer Natural Resources Co.                                               7.500         04/15/12          50,000         57,467
Reliant Resources, Inc. (C)                                                 9.250         07/15/10         470,000        498,200
Reliant Resources, Inc. (C)                                                 9.500         07/15/13          85,000         90,950
SESI LLC                                                                    8.875         05/15/11          40,000         43,600
Southern Natural Gas Co.                                                    8.875         03/15/10         100,000        112,500
Stone Energy Corp.                                                          8.250         12/15/11          25,000         27,250
TECO Energy, Inc.                                                          10.500         12/01/07          55,000         64,212
TECO Energy, Inc.                                                           7.500         06/15/10         330,000        353,100
Tesoro Petroleum Corp.                                                      8.000         04/15/08         210,000        223,125
Vintage Petroleum, Inc.                                                     8.250         05/01/12          50,000         54,375
Westport Resources Corp.                                                    8.250         11/01/11         155,000        170,500
                                                                                                                     ------------
                                                                                                                        8,334,759
                                                                                                                     ------------

FINANCE                                                      1.7%
Alamosa, Inc. (B)                                                          12.000         07/31/09          67,000         60,300
Alamosa, Inc.                                                              11.000         07/31/10          71,000         77,035
Arch Western Finance LLC (C)                                                6.750         07/01/13         205,000        210,637
Bombardier Recreational Products, Inc. (C)(D)                               8.375         12/15/13         100,000        104,500
Couche-Tard US LP/Couche-Tard Finance Corp. (C)                             7.500         12/15/13          60,000         62,850
Eircom Funding (D)                                                          8.250         08/15/13          60,000         66,450
Ford Motor Credit Co.                                                       7.000         10/01/13         396,000        417,653
Forest City Enterprises, Inc.                                               7.625         06/01/15          15,000         15,919
JSG Funding PLC (D)                                                         9.625         10/01/12         175,000        196,000
PCA LLC/ PCA Finance Corp.                                                 11.875         08/01/09          90,000         98,550
Willis Corroon Corp.                                                        9.000         02/01/09         215,000        225,750
                                                                                                                     ------------
                                                                                                                        1,535,644
                                                                                                                     ------------

HEALTHCARE SERVICES                                          3.4%
Alliance Imaging, Inc.                                                     10.375         04/15/11         350,000        371,000
Beverly Enterprises, Inc.                                                   9.625         04/15/09         115,000        126,788
Genesis Healthcare Corp. (C)                                                8.000         10/15/13          35,000         36,488
HCA-The Healthcare Co.                                                      7.875         02/01/11       1,035,000      1,180,429
InSight Health Services Corp., Series B                                     9.875         11/01/11         325,000        344,500
Mariner Health Care, Inc. (C)                                               8.250         12/15/13         205,000        207,050
Tenet Healthcare Corp.                                                      6.500         06/01/12         390,000        373,912
Triad Hospitals, Inc.                                                       7.000         11/15/13         265,000        266,987
Triad Hospitals, Inc., Series B (C)                                         8.750         05/01/09          80,000         86,700
                                                                                                                     ------------
                                                                                                                        2,993,854
                                                                                                                     ------------

INDUSTRIALS                                                  6.8%
Amsted Industries, Inc. (C)                                                10.250         10/15/11         145,000        160,225
BE Aerospace, Inc. (C)                                                      8.500         10/01/10          40,000         42,900
BE Aerospace, Inc., Series B                                                8.875         05/01/11         170,000        159,375
Blount, Inc.                                                                7.000         06/15/05         345,000        346,725
Blount, Inc.                                                               13.000         08/01/09         210,000        226,275
Cummins, Inc. (C)                                                           9.500         12/01/10          40,000         46,000
Eagle-Picher Industries, Inc. (C)                                           9.750         09/01/13          70,000         75,600
Flextronics International Ltd. (D)                                          6.500         05/15/13         500,000        517,500
General Binding Corp.                                                       9.375         06/01/08         120,000        121,200
Jacuzzi Brands, Inc. (C)                                                    9.625         07/01/10         270,000        297,000
JLG Industries, Inc.                                                        8.250         05/01/08          70,000         76,038
Johnsondiversey Holdings, Inc. (B)(C)                                      10.670         05/15/13         185,000        141,525
Johnsondiversey, Inc. (F)                                                   9.625         05/15/12          10,000         13,796
Johnsondiversey, Inc., Series B                                             9.625         05/15/12         260,000        289,900
Koppers, Inc. (C)                                                           9.875         10/15/13          50,000         55,125
Manitowoc Co., Inc.  (F)                                                   10.375         05/15/11          55,000         76,227
Manitowoc Co., Inc.                                                        10.500         08/01/12          70,000         79,712
Muzak LLC/ Muzak Finance Corp.                                             10.000         02/15/09         205,000        218,325
Navistar International Corp., Series B                                      9.375         06/01/06          85,000         93,819
Ocean Rig Norway AS (D)                                                    10.250         06/01/08         120,000        112,800
Oxford Industries, Inc. (C)                                                 8.875         06/01/11          70,000         76,563

                                HIGH INCOME FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                December 31, 2003

                                                         % NET     COUPON     MATURITY      PAR           VALUE
                                                         ASSETS     RATE        DATE       AMOUNT        (NOTE 2)
                                                         ------    -------    --------    ----------    ----------
INDUSTRIALS (CONTINUED)
Premcor Refining Group, Inc. (C)                                     7.750%   02/01/12    $  100,000    $  103,000
SPX Corp.                                                            7.500    01/01/13        85,000        92,437
Tenneco Automotive, Inc. (C)                                        10.250    07/15/13       145,000       164,937
Tenneco Automotive, Inc., Series B                                  11.625    10/15/09        80,000        86,400
Tenneco Automotive, Inc., Series B                                  10.250    07/15/13       370,000       420,875
TFM S.A. de C.V. (D)                                                12.500    06/15/12        32,000        36,480
TRW Automotive, Inc.                                                 9.375    02/15/13       135,000       154,237
TRW Automotive, Inc.                                                11.000    02/15/13        35,000        41,213
Tyco International Group S.A. (D)                                    6.750    02/15/11     1,110,000     1,212,675
Xerox Corp.                                                          7.625    06/15/13       425,000       459,000
                                                                                                        ----------
                                                                                                         5,997,884
                                                                                                        ----------

MACHINERY                                                  1.8%
AGCO Corp.                                                           9.500    05/01/08       450,000       492,750
Case New Holland, Inc. (C)                                           9.250    08/01/11        85,000        95,200
Case New Holland, Inc. (C)                                           9.250    08/01/11       260,000       291,200
Columbus McKinnon Corp.                                              8.500    04/01/08        30,000        28,050
Columbus McKinnon Corp.                                             10.000    08/01/10       180,000       191,700
Terex Corp. (C)                                                      7.375    01/15/14       350,000       357,875
Terex Corp., Series B                                               10.375    04/01/11        80,000        89,600
                                                                                                        ----------
                                                                                                         1,546,375
                                                                                                        ----------

MEDIA                                                      8.2%
Allbritton Communications Co.                                        7.750    12/15/12       380,000       394,250
CanWest Media, Inc. (D)                                             10.625    05/15/11       155,000       177,087
CSC Holdings, Inc., Series B                                         8.125    08/15/09     1,380,000     1,483,500
Dex Media East LLC/ Dex Media East Finance Co.                       9.875    11/15/09       120,000       137,400
Dex Media West LLC/ Dex Media Finance Co. (C)                        8.500    08/15/10        20,000        22,275
Dex Media West LLC/ Dex Media Finance Co. (C)                        9.875    08/15/13       200,000       232,500
Dex Media, Inc. (C)                                                  8.000    11/15/13       695,000       729,750
Lamar Media Corp.                                                    7.250    01/01/13       135,000       145,125
MediaCom Broadband LLC                                              11.000    07/15/13       560,000       628,600
MediaCom LLC/ Media Capital Corp.                                    9.500    01/15/13        45,000        47,700
Medianews Group, Inc. (C)                                            6.875    10/01/13       250,000       254,375
PRIMEDIA, Inc.                                                       8.875    05/15/11        75,000        79,125
PRIMEDIA, Inc. (C)                                                   8.000    05/15/13       350,000       357,000
Radio One, Inc., Series B                                            8.875    07/01/11       125,000       137,813
R. H. Donnelley Finance Corp. I                                      8.875    12/15/10        25,000        28,125
R. H. Donnelley Finance Corp. I                                     10.875    12/15/12       140,000       166,075
Spanish Broadcasting Systems, Inc.                                   9.625    11/01/09       470,000       501,725
Videotron Ltee (C)(D)                                                6.875    01/15/14       425,000       438,812
Vivendi Universal S.A. (C)(D)                                        6.250    07/15/08        85,000        89,994
Vivendi Universal S.A. (C)(D)                                        9.250    04/15/10        65,000        77,025
XM Satellite Radio, Inc. (B)                                        14.000    12/31/09        20,000        17,875
XM Satellite Radio, Inc.                                            12.000    06/15/10       410,000       463,300
Young Broadcasting, Inc.                                             8.500    12/15/08       215,000       231,125
Young Broadcasting, Inc.  (C)                                        8.500    12/15/08       375,000       403,125
                                                                                                        ----------
                                                                                                         7,243,681
                                                                                                        ----------

METALS AND MINING                                          0.4%
Compass Minerals Group, Inc.                                        10.000    08/15/11       105,000       117,600
Earle M. Jorgensen Co.                                               9.750    06/01/12        70,000        77,700
Kaiser Aluminum & Chemical Corp. (E)                                 9.875    02/15/49         5,000         4,500
TriMas Corp.                                                         9.875    06/15/12       170,000       177,225
WCI Steel, Inc., Series B (E)                                       10.000    12/01/04         5,000         1,625
                                                                                                        ----------
                                                                                                           378,650
                                                                                                        ----------

                                HIGH INCOME FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                December 31, 2003

                                                          % NET    COUPON     MATURITY       PAR          VALUE
                                                         ASSETS     RATE        DATE        AMOUNT       (NOTE 2)
                                                         ------    -------    --------    ----------    ----------
PIPELINE                                                    3.7%
ANR Pipeline, Inc.                                                   8.875%   03/15/10    $  360,000    $  405,000
ANR Pipeline, Inc.                                                   9.625    11/01/21       140,000       166,425
Dynegy Holdings, Inc. (C)                                            9.875    07/15/10       490,000       551,250
Dynegy Holdings, Inc.                                                6.875    04/01/11       345,000       317,831
Northwest Pipeline Corp.                                             8.125    03/01/10        25,000        27,750
Plains All American Pipeline, L.P./ PPA Finance Corp.                7.750    10/15/12       225,000       259,594
Williams Cos., Inc.                                                  8.625    06/01/10        45,000        50,512
Williams Cos., Inc.                                                  7.125    09/01/11     1,360,000     1,438,200
                                                                                                        ----------
                                                                                                         3,216,562
                                                                                                        ----------

PRINTING                                                    0.7%
Hollinger International Publishing, Inc.                             9.000    12/15/10       290,000       308,125
Hollinger, Inc. (C)(D)                                              11.875    03/01/11        45,000        48,881
Mail-Well I Corp.                                                    9.625    03/15/12       110,000       122,100
TransWestern Publishing Co., Series F                                9.625    11/15/07       110,000       113,850
                                                                                                        ----------
                                                                                                           592,956
                                                                                                        ----------

REITS                                                       0.2%
CBRE Escrow, Inc. (C)                                                9.750    05/15/10       105,000       116,550
Host Marriott L.P., Series I                                         9.500    01/15/07        20,000        22,250
                                                                                                        ----------
                                                                                                           138,800
                                                                                                        ----------

RECREATION                                                  6.7%
AMC Entertainment, Inc.                                              9.500    02/01/11       330,000       346,500
Ameristar Casinos, Inc.                                             10.750    02/15/09        60,000        69,000
Argosy Gaming Co.                                                    9.000    09/01/11        35,000        38,763
Aztar Corp.                                                          8.875    05/15/07       110,000       114,812
Aztar Corp.                                                          9.000    08/15/11       100,000       109,750
Coast Hotels and Casinos, Inc.                                       9.500    04/01/09       115,000       121,612
Hilton Hotels Corp.                                                  7.625    12/01/12       720,000       809,100
HMH Properties, Inc., Series C                                       8.450    12/01/08       349,000       363,832
Mandalay Resort Group                                                9.375    02/15/10       110,000       128,150
MGM Mirage, Inc.                                                     8.500    09/15/10       115,000       131,963
MGM Mirage, Inc.                                                     8.375    02/01/11       135,000       152,887
Park Place Entertainment Corp.                                       8.875    09/15/08        95,000       107,588
Park Place Entertainment Corp.                                       8.125    05/15/11       625,000       700,781
Pinnacle Entertainment, Inc., Series B                               9.250    02/15/07       100,000       103,500
Pinnacle Entertainment, Inc.                                         8.750    10/01/13       365,000       371,387
Premier Parks, Inc.                                                  9.750    06/15/07        14,000        14,683
Regal Cinemas, Inc., Series B                                        9.375    02/01/12       215,000       242,950
Six Flags, Inc.                                                      9.750    04/15/13       430,000       452,575
Six Flags, Inc. (C)                                                  9.625    06/01/14       135,000       141,075
Starwood Hotels & Resorts Worldwide, Inc. (G)                        7.875    05/01/12       750,000       843,750
Station Casinos, Inc.                                                8.375    02/15/08       175,000       187,469
Station Casinos, Inc.                                                9.875    07/01/10       100,000       110,000
Vail Resorts, Inc.                                                   8.750    05/15/09       110,000       116,050
Venetian Casino Resort LLC                                          11.000    06/15/10       125,000       145,000
                                                                                                        ----------
                                                                                                         5,923,177
                                                                                                        ----------
RETAIL                                                      2.4%
Cole National Group, Inc.                                            8.625    08/15/07        60,000        61,200
Cole National Group, Inc.                                            8.875    05/15/12       115,000       123,050
Dollar General Corp.                                                 8.625    06/15/10        85,000        95,519
Finlay Fine Jewelry Corp.                                            8.375    05/01/08       160,000       165,600
J Crew Operating Corp.                                              10.375    10/15/07       125,000       127,656
Remington Arms Co., Inc.                                            10.500    02/01/11       230,000       244,950
Rite Aid Corp.                                                      12.500    09/15/06        70,000        81,200
Rite Aid Corp.                                                       9.500    02/15/11        45,000        50,738
Rite Aid Corp.                                                       9.250    06/01/13       735,000       806,662
Williams Scotsman, Inc.                                              9.875    06/01/07       135,000       136,688
Williams Scotsman, Inc.                                             10.000    08/15/08       230,000       252,137
                                                                                                        ----------
                                                                                                         2,145,400
                                                                                                        ----------

                                HIGH INCOME FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                December 31, 2003

                                                                     % NET    COUPON    MATURITY       PAR          VALUE
                                                                    ASSETS     RATE       DATE        AMOUNT       (NOTE 2)
                                                                    ------    ------    --------    ----------    ----------
SCHOOLS                                                                0.4%
KinderCare Learning Centers, Inc., Series B                                    9.500%   02/15/09    $  360,000    $  365,400
                                                                                                                  ----------

TECHNOLOGY                                                             0.8%
Fisher Scientific International, Inc.                                          8.125    05/01/12       378,000       405,405
NDC Health Corp.                                                              10.500    12/01/12        25,000        28,125
Unisys Corp.                                                                   8.125    06/01/06       245,000       264,600
                                                                                                                  ----------
                                                                                                                     698,130
                                                                                                                  ----------

TELECOMMUNICATIONS                                                     8.0%
Avalon Cable Holding Finance, Inc. (B)                                        11.875    12/01/08        75,625        79,785
AXtel S.A. (C)(D)                                                             11.000    12/15/13       250,000       255,000
Centennial Cellular Corp./ Centennial Cellular Operating Co. LLC              10.750    12/15/08        50,000        52,750
Centennial Cellular Corp./ Centennial Cellular Operating Co. LLC              10.125    06/15/13       375,000       411,562
Cincinnati Bell, Inc. (C)                                                      7.250    07/15/13        85,000        89,250
Cincinnati Bell, Inc. (C)                                                      8.375    01/15/14       115,000       123,625
Colt Telecom Group PLC (F)                                                     7.625    12/15/09       170,000       214,192
Crown Castle International Corp. (C)                                           7.500    12/01/13       260,000       261,300
Dobson Communications Corp. (C)                                                8.875    10/01/13       490,000       496,125
EchoStar DBS Corp.                                                             9.375    02/01/09       205,000       215,506
EchoStar DBS Corp. (C)                                                         6.375    10/01/11       450,000       461,250
Energis PLC (D)(E)                                                             9.750    06/15/09        45,000             -
Granite Broadcasting Corp.                                                    10.375    05/15/05       230,000       230,288
Granite Broadcasting Corp. (C)                                                 9.750    12/01/10       425,000       423,937
Innova S de RL de C.V. (C)(D)                                                  9.375    09/19/13       200,000       205,250
Insight Midwest L.P. / Insight Capital, Inc.                                   9.750    10/01/09       400,000       423,000
Lucent Technologies, Inc.                                                      5.500    11/15/08       600,000       558,000
Millicom International Cellular S.A. (C)(D)                                   10.000    12/01/13       165,000       174,075
Paxson Communications Corp.                                                   10.750    07/15/08       275,000       300,094
Paxson Communications Corp. (B)                                               12.250    01/15/09       175,000       153,562
Qwest Capital Funding, Inc.                                                    7.250    02/15/11       400,000       394,000
Rural Cellular Corp.                                                           9.750    01/15/10       120,000       117,300
Rural Cellular Corp.                                                           9.875    02/01/10       340,000       362,100
Telenet Communications                                                         9.000    12/15/13       165,000       214,129
Time Warner Telecom, Inc.                                                     10.125    02/01/11       120,000       127,800
Western Wireless Corp.                                                         9.250    07/15/13       410,000       432,550
WorldCom, Inc. (E)                                                             7.500    05/15/11       900,000       301,500
                                                                                                                  ----------
                                                                                                                   7,077,930
                                                                                                                  ----------

TRANSPORTATION                                                         0.3%
GulfMark Offshore, Inc.                                                        8.750    06/01/08       110,000       113,850
Kansas City Southern Railway Co.                                               7.500    06/15/09       185,000       189,625
                                                                                                                  ----------
                                                                                                                     303,475
                                                                                                                  ----------

UTILITIES                                                              1.0%
Empresa Nacional De Electricidad S.A. (D)                                      8.350    08/01/13       210,000       236,070
Illinois Power Co.                                                            11.500    12/15/10        55,000        66,000
PSEG Energy Holdings, Inc.                                                     8.625    02/15/08       500,000       545,625
                                                                                                                  ----------
                                                                                                                     847,695
                                                                                                                  ----------

WASTE DISPOSAL                                                         1.8%
Allied Waste North America, Inc., Series B                                     8.875    04/01/08       165,000       184,800
Allied Waste North America, Inc. (C)                                           6.500    11/15/10       280,000       287,000
Allied Waste North America, Inc.                                               7.875    04/15/13     1,055,000     1,142,037
                                                                                                                  ----------
                                                                                                                   1,613,837
                                                                                                                  ----------

TOTAL CORPORATE NOTES AND BONDS
(COST: $74,131,828)                                                                                               78,127,806
                                                                                                                  ----------

                                HIGH INCOME FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                December 31, 2003

                                                                  % NET     COUPON     MATURITY       PAR         VALUE
                                                                 ASSETS      RATE        DATE       AMOUNT       (NOTE 2)
                                                                 ------     ------     --------     --------     ---------
CONVERTIBLE BONDS:                                                  0.1%

COMMUNICATION                                                       0.1%
Nextel Communications, Inc.                                                  5.250%    01/15/10     $ 50,000     $  50,750
                                                                                                                 ---------

TOTAL CONVERTIBLE BONDS
(COST: $47,456)                                                                                                     50,750
                                                                                                                 ---------

                                                                                                     SHARES

COMMON STOCKS:                                                      0.2%

INDUSTRIALS                                                         0.1%
Hayes Lemmerz International, Inc. *                                                                    3,536        64,072
Thermadyne Holdings Corp. *                                                                              247         3,038
                                                                                                                 ---------
                                                                                                                    67,110
                                                                                                                 ---------

TELECOMMUNICATIONS                                                  0.1%
ITC DeltaCom, Inc. *                                                                                   1,488         9,016
NTL, Inc. *                                                                                              660        46,035
Song Networks Holding AB *                                                                             3,325        31,203
                                                                                                                 ---------
                                                                                                                    86,254
                                                                                                                 ---------
TOTAL COMMON STOCKS
(COST: $266,895)                                                                                                   153,364
                                                                                                                 ---------

PREFERRED STOCKS:                                                   0.2%

COMMUNICATION                                                       0.1%
NTL Europe, Inc. *                                                                                         1             8
Alamosa Holdings, Inc., Series B                                                                         195        62,010
                                                                                                                 ---------
                                                                                                                    62,018
                                                                                                                 ---------

INDUSTRIALS                                                         0.0%
HLI Operating Co.                                                                                         11           814
                                                                                                                 ---------

MEDIA                                                               0.1%
Cablevision Systems Corp., Series M                                                                    1,027       107,835
                                                                                                                 ---------

TELECOMMUNICATIONS                                                  0.0%
Song Networks Holding AB                                                                                 360           426
                                                                                                                 ---------

TOTAL PREFERRED STOCKS
(COST: $105,428)                                                                                                   171,093
                                                                                                                 ---------

WARRANTS AND RIGHTS:                                                0.0%

COMMUNICATION                                                       0.0%
GT Group Telecom, Inc., Exp. 02/01/10 (C) *                                                               50            12
                                                                                                                 ---------

INDUSTRIALS                                                         0.0%
Thermadyne Holdings Corp., Class A, Exp. 05/23/04 *                                                      391           411
Thermadyne Holdings Corp., Class B, Exp. 05/23/06 *                                                      236           224
                                                                                                                 ---------
                                                                                                                       635
                                                                                                                 ---------

TOTAL WARRANTS AND RIGHTS
(COST: $7,401)                                                                                                         647
                                                                                                                 ---------

                                HIGH INCOME FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                December 31, 2003

                                                                  % NET     COUPON     MATURITY        PAR            VALUE
                                                                 ASSETS      RATE        DATE         AMOUNT         (NOTE 2)
                                                                 ------     ------     --------     ----------     -----------
FOREIGN GOVERNMENT AND AGENCY OBLIGATIONS:                          0.8%

BRAZIL                                                              0.6%
Federal Republic of Brazil (D)                                               8.000%    04/15/14     $  211,803     $    207,567
Federal Republic of Brazil (D)                                               8.875     04/15/24        123,000          119,925
Federal Republic of Brazil (D)                                              11.000     08/17/40        198,000          217,800
                                                                                                                   ------------
                                                                                                                        545,292
                                                                                                                   ------------

UKRAINE                                                             0.2%
Ukraine Government International Bond (C) (D)                                7.650     06/11/13        191,000          198,640
                                                                                                                   ------------

TOTAL FOREIGN GOVERNMENT AND AGENCY OBLIGATIONS
(COST: $692,213)                                                                                                        743,932
                                                                                                                   ------------

CERTIFICATE OF DEPOSIT:                                             3.3%
State Street Eurodollar                                                                              2,879,525        2,879,525
                                                                                                                   ------------
TOTAL CERTIFICATE OF DEPOSIT
(COST: $2,879,525)                                                                                                    2,879,525
                                                                                                                   ------------

                                                                                                      SHARES

INVESTMENT COMPANIES:                                              22.0%
SSgA Prime Money Market Fund                                                                         3,896,641        3,896,641
State Street Navigator Securities Lending Prime Portfolio (I)                                       15,524,706       15,524,706
                                                                                                                   ------------
                                                                                                                     19,421,347
                                                                                                                   ------------
TOTAL INVESTMENT COMPANIES
(COST: $19,421,347)                                                                                                  19,421,347
                                                                                                                   ------------

TOTAL INVESTMENTS                                                 115.8%                                            102,151,867
(COST: $98,111,157**)
NET OTHER ASSETS AND LIABILITIES                                  (15.8)%                                           (13,911,838)
                                                                 ------                                            ------------
TOTAL NET ASSETS                                                  100.0%                                           $ 88,240,029
                                                                 ======                                            ============

*    Non-income producing.

**   Aggregate cost for Federal tax purposes was $98,156,779.

(B) Represents a security that remains a specified coupon until a predetermined date, at which time the stated rate becomes the effective rate.

(C) Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D) Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities are 9.9% of total net assets.

(E)  In Default.

(F) Notes and bonds, issued by foreign entities, denominated in their local currency and converted to U.S. dollars at period end exchange rates. The aggregate of these securities are 0.60% of total net assets.

(G)  Floating rate or variable rate note.

(I)  Represents collateral held in connection with securities lending.

PLC  Public Limited Company.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                                                      Unrealized
 Currency       Settlement Date      Local Amount      Face Amount       Value       Depreciation
-----------     ---------------     --------------     -----------     ---------     ------------
Euro (Sell)        01/13/04         ((euro)427,062)      ($498,381)    ($537,883)        ($39,502)
Euro (Sell)        01/13/04         ((euro)165,000)      ($204,534)    ($207,817)        ($ 3,283)
                                                                                     ------------
                                                                                         ($42,785)
                                                                                     ============

See accompanying notes to financial statements.

                                  BALANCED FUND
                             SCHEDULE OF INVESTMENTS
                                December 31, 2003

                                               % NET                    VALUE
                                              ASSETS     SHARES        (NOTE 2)
                                              ------     -------     -----------
COMMON STOCKS:                                  56.7%

CONSUMER DISCRETIONARY                           6.4%
Carnival Corp.                                           179,800     $ 7,143,454
Comcast Corp., Class A *                                  66,640       2,190,457
Cox Communications, Inc., Class A *                      147,200       5,071,040
Home Depot, Inc.                                         143,900       5,107,011
McDonald's Corp.                                         263,100       6,532,773
Target Corp.                                             250,400       9,615,360
Tiffany & Co.                                             84,800       3,832,960
Walt Disney Co.                                          254,200       5,930,486
                                                                     -----------
                                                                      45,423,541
                                                                     -----------

CONSUMER STAPLES                                 6.1%
Coca-Cola Co.                                            141,000       7,155,750
CVS Corp.                                                204,652       7,392,030
General Mills, Inc.                                      140,000       6,342,000
Kimberly-Clark Corp.                                     136,900       8,089,421
Procter & Gamble Co.                                      34,800       3,475,824
Sara Lee Corp.                                           279,900       6,076,629
Wal-Mart Stores, Inc.                                     93,900       4,981,395
                                                                     -----------
                                                                      43,513,049
                                                                     -----------

ENERGY                                           4.1%
Anadarko Petroleum Corp.                                  62,000       3,162,620
BP PLC, ADR                                               91,246       4,502,990
Devon Energy Corp.                                        74,500       4,265,870
ExxonMobil Corp.                                         155,000       6,355,000
Kerr-McGee Corp.                                          42,700       1,985,123
Marathon Oil Corp.                                       104,100       3,444,669
Schlumberger, Ltd.                                        87,600       4,793,472
Transocean, Inc. *                                        49,362       1,185,182
                                                                     -----------
                                                                      29,694,926
                                                                     -----------

FINANCIALS                                      12.1%
ACE, Ltd.                                                 74,000       3,065,080
Allstate Corp.                                           196,014       8,432,522
American International Group, Inc.                        97,000       6,429,160
Bank of America Corp.                                    154,098      12,394,102
Bank One Corp.                                           123,890       5,648,145
Chubb Corp.                                               42,000       2,860,200
Citigroup, Inc.                                          234,005      11,358,603
Goldman Sachs Group, Inc.                                 37,000       3,653,010
Morgan Stanley                                           102,000       5,902,740
National City Corp.                                      124,200       4,215,348
Prudential Financial, Inc.                               256,000      10,693,120
SunTrust Banks, Inc.                                      56,500       4,039,750
Wells Fargo & Co.                                        124,900       7,355,361
                                                                     -----------
                                                                      86,047,141
                                                                     -----------

HEALTH CARE                                      8.0%
Abbott Laboratories                                       99,800       4,650,680
Applera Corp. - Applied Biosystems Group                 163,200       3,379,872
Baxter International, Inc.                               160,800       4,907,616
Bristol-Myers Squibb Co.                                 204,200       5,840,120
Genzyme Corp. *                                           37,900       1,869,986
GlaxoSmithKline PLC, ADR                                 140,350       6,543,117
IMS Health, Inc.                                         398,100       9,896,766
MedImmune, Inc. *                                         71,000       1,803,400
Pfizer, Inc.                                             328,119      11,592,444
Wyeth                                                    149,400       6,342,030
                                                                     -----------
                                                                      56,826,031
                                                                     -----------

                                  BALANCED FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                December 31, 2003

                                                                    % NET                   VALUE
                                                                   ASSETS     SHARES       (NOTE 2)
                                                                   ------     -------     -----------
INDUSTRIALS                                                           6.6%
Burlington Northern Santa Fe Corp.                                            105,000     $ 3,396,750
Dover Corp.                                                                   124,000       4,929,000
Emerson Electric Co.                                                           66,000       4,273,500
FedEx Corp.                                                                    54,000       3,645,000
General Electric Co.                                                          126,000       3,903,480
Honeywell International, Inc.                                                 156,000       5,215,080
Illinois Tool Works, Inc.                                                      58,000       4,866,780
Textron, Inc.                                                                 107,000       6,105,420
United Technologies Corp.                                                      66,000       6,254,820
Waste Management, Inc.                                                        154,000       4,558,400
                                                                                          -----------
                                                                                           47,148,230
                                                                                          -----------

INFORMATION TECHNOLOGY                                                8.8%
3Com Corp. *                                                                   93,600         764,712
ADC Telecommunications, Inc. *                                                336,000         997,920
Applied Materials, Inc. *                                                     130,900       2,938,705
Autodesk, Inc.                                                                222,400       5,466,592
Celestica, Inc. *                                                             133,100       2,005,817
Computer Sciences Corp. *                                                     119,600       5,289,908
Concord EFS, Inc. *                                                           269,700       4,002,348
EMC Corp. *                                                                   134,400       1,736,448
Hewlett-Packard Co.                                                           173,700       3,989,889
International Business Machines Corp.                                          87,700       8,128,036
Koninklijke (Royal) Philips Electronics N.V., ADR                             119,748       3,483,470
Micron Technology, Inc. *                                                     133,600       1,799,592
Microsoft Corp.                                                               249,200       6,862,968
Motorola, Inc.                                                                292,200       4,111,254
PeopleSoft, Inc. *                                                            196,000       4,468,800
Texas Instruments, Inc.                                                       169,900       4,991,662
VERITAS Software Corp. *                                                       47,064       1,748,898
                                                                                          -----------
                                                                                           62,787,019
                                                                                          -----------

MATERIALS                                                             1.9%
Alcoa, Inc.                                                                    85,000       3,230,000
E.I. du Pont de Nemours & Co.                                                 104,000       4,772,560
Rohm and Haas Co.                                                             126,000       5,381,460
                                                                                          -----------
                                                                                           13,384,020
                                                                                          -----------

TELECOMMUNICATION SERVICES                                            1.5%
ALLTEL Corp.                                                                   94,000       4,378,520
SBC Communications, Inc.                                                      117,000       3,050,190
Verizon Communications, Inc.                                                   91,012       3,192,701
                                                                                          -----------
                                                                                           10,621,411
                                                                                          -----------

UTILITIES                                                             1.2%
Ameren Corp.                                                                   37,000       1,702,000
FPL Group, Inc.                                                                65,000       4,252,300
Progress Energy, Inc.                                                          56,000       2,534,560
                                                                                          -----------
                                                                                            8,488,860
                                                                                          -----------
TOTAL COMMON STOCKS
(COST: $331,064,479)                                                                      403,934,228
                                                                                          -----------

                                                                              COUPON      MATURITY        PAR
                                                                               RATE         DATE         AMOUNT
                                                                              -------     --------     -----------
ASSET BACKED:                                                         1.8%
ABSC Long Beach Home Equity Loan Trust, Series 2000-LB1,
   Class AF5 (G)                                                                8.050%    09/21/30     $ 5,150,000       5,579,783
Conseco Finance Securitizations Corp., Series 2001-1, Class M1                  7.535     07/01/32       5,000,000       2,750,000
Green Tree Home Equity Loan Trust, Series 1999-A, Class B1                      8.970     11/15/27       4,100,000       4,289,663
                                                                                                                       -----------
                                                                                                                        12,619,446
                                                                                                                       -----------
TOTAL ASSET BACKED
(COST: $14,383,043)                                                                                                     12,619,446
                                                                                                                       -----------

                                  BALANCED FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                December 31, 2003

                                                                           % NET    COUPON    MATURITY       PAR            VALUE
                                                                          ASSETS     RATE       DATE        AMOUNT         (NOTE 2)
                                                                          ------    ------    --------    -----------    -----------
COMMERCIAL MORTGAGE BACKED:                                                  1.2%
Duke Weeks Industrial Trust, Series 2000-DW1, Class A2 (C)                           7.151%   10/15/10    $ 3,000,000    $ 3,446,253
Morgan Stanley Capital I, Inc., Series 1999-CAM1, Class A3                           6.920    03/15/32      3,408,444      3,687,717
Residential Asset Mortgage Products, Inc., Series 2003-RS9, Class AI5                4.990    03/25/31      1,500,000      1,520,156
                                                                                                                         -----------
                                                                                                                           8,654,126
                                                                                                                         -----------
TOTAL COMMERCIAL MORTGAGE BACKED
(COST: $8,178,609)                                                                                                         8,654,126
                                                                                                                         -----------

PRIVATE LABEL MORTGAGE BACKED:                                               0.9%
Countrywide Alternative Loan Trust, Series 2002-5, Class A10                         6.750    06/25/32      5,600,000      5,894,356
                                                                                                                         -----------

TOTAL PRIVATE LABEL MORTGAGE BACKED
(COST: $5,688,028)                                                                                                         5,894,356
                                                                                                                         -----------

CORPORATE NOTES AND BONDS:                                                  10.9%

CABLE                                                                        0.6%
Comcast Corp.                                                                        5.300    01/15/14      1,600,000      1,594,686
TCI Communications, Inc.                                                             8.650    09/15/04      2,500,000      2,635,403
                                                                                                                         -----------
                                                                                                                           4,230,089
                                                                                                                         -----------

CONSUMER DISCRETIONARY                                                       0.2%
Carnival Corp.                                                                       3.750    11/15/07      1,500,000      1,502,681
                                                                                                                         -----------

CONSUMER STAPLES                                                             0.2%
Safeway, Inc.                                                                        4.125    11/01/08      1,400,000      1,393,871
                                                                                                                         -----------

ENERGY                                                                       1.2%
CenterPoint Energy Resources Corp. (C)                                               7.875    04/01/13      1,000,000      1,132,097
Occidental Petroleum Corp.                                                           5.875    01/15/07      2,500,000      2,712,190
Phillips Petroleum Co.                                                               8.500    05/25/05      2,500,000      2,725,302
Sunoco, Inc.                                                                         7.125    03/15/04      2,000,000      2,020,826
                                                                                                                         -----------
                                                                                                                           8,590,415
                                                                                                                         -----------

FINANCE                                                                      2.6%
American Association of Retired Persons (C)                                          7.500    05/01/31      2,000,000      2,331,152
American General Finance Corp.                                                       4.625    09/01/10      1,500,000      1,518,854
Avalon Bay Communities, Inc.                                                         6.580    02/15/04      1,000,000      1,005,636
Bear Stearns Cos., Inc.                                                              7.800    08/15/07      2,000,000      2,312,698
CIT Group, Inc.                                                                      7.375    04/02/07      1,500,000      1,694,235
Countrywide Home Loans, Inc.                                                         6.840    10/22/04      1,000,000      1,040,819
Household Finance Corp.                                                              6.500    11/15/08      1,350,000      1,504,907
MBNA America Bank N.A. (C)                                                           6.875    07/15/04      2,000,000      2,052,370
Merrill Lynch & Co., Inc.                                                            7.375    05/15/06      2,500,000      2,772,650
U.S. Bank N.A.                                                                       6.300    02/04/14      2,000,000      2,202,638
                                                                                                                         -----------
                                                                                                                          18,435,959
                                                                                                                         -----------

INDUSTRIALS                                                                  2.2%
Caterpillar Financial Services Corp.                                                 2.500    10/03/06      2,000,000      1,996,340
Ford Motor Credit Co. (G)                                                            1.351    04/28/05      2,000,000      1,981,108
Ford Motor Credit Co.                                                                7.600    08/01/05      2,000,000      2,137,628
General Electric Global Insurance Corp.                                              7.000    02/15/26      2,000,000      2,170,676
General Motors Acceptance Corp.                                                      6.125    08/28/07      2,250,000      2,416,743
General Motors Acceptance Corp.                                                      6.875    09/15/11      2,250,000      2,423,536
International Paper Co.                                                              8.125    07/08/05      2,400,000      2,614,437
                                                                                                                         -----------
                                                                                                                          15,740,468
                                                                                                                         -----------

PIPELINE                                                                     0.4%
Kinder Morgan, Inc.                                                                  6.650    03/01/05      2,500,000      2,640,322
                                                                                                                         -----------

                                  BALANCED FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                December 31, 2003

                                               % NET     COUPON     MATURITY        PAR            VALUE
                                              ASSETS      RATE        DATE         AMOUNT         (NOTE 2)
                                              ------     ------     --------     -----------     -----------
TELECOMMUNICATIONS                               1.4%
Bellsouth Capital Funding Corp.                           7.875%    02/15/30     $ 2,000,000      $2,426,806
SBC Communications, Inc.                                  5.875     08/15/12       2,250,000       2,388,969
Sprint Capital Corp.                                      7.125     01/30/06         775,000         838,448
Telephone & Data Systems, Inc.                            7.000     08/01/06       1,500,000       1,622,866
Verizon Wireless Capital LLC                              5.375     12/15/06       2,500,000       2,667,755
                                                                                                 -----------
                                                                                                   9,944,844
                                                                                                 -----------

TRANSPORTATION                                   0.3%
Norfolk Southern Corp.                                    7.250     02/15/31       2,000,000       2,264,826
                                                                                                 -----------

UTILITIES                                        1.8%
DTE Energy Co.                                            6.450     06/01/06       2,000,000       2,161,880
Energy East Corp.                                         8.050     11/15/10       2,000,000       2,375,542
Niagara Mohawk Power Corp., Series F                      7.625     10/01/05       2,532,928       2,747,877
Progress Energy, Inc.                                     7.750     03/01/31       2,000,000       2,330,350
Virginia Electric and Power Co., Series A                 5.750     03/31/06       3,000,000       3,212,091
                                                                                                 -----------
                                                                                                  12,827,740
                                                                                                 -----------
TOTAL CORPORATE NOTES AND BONDS
(COST: $72,956,833)                                                                               77,571,215
                                                                                                 -----------

MORTGAGE BACKED:                                10.3%

FEDERAL HOME LOAN MORTGAGE CORP.                 2.3%
Series 1974, Class ZA                                     7.000     07/15/27       6,216,140       6,541,069
Pool # C01005                                             8.000     06/01/30         469,252         506,136
Pool # C62333                                             6.500     01/01/32       1,552,352       1,625,988
Pool # C65648                                             6.500     03/01/32         743,126         778,435
Pool # A11325                                             5.000     07/01/33       6,846,575       6,761,622
                                                                                                 -----------
                                                                                                  16,213,250
                                                                                                 -----------

FEDERAL NATIONAL MORTGAGE ASSOCIATION            7.1%
Pool # 383475                                             6.100     04/01/11       4,295,218       4,715,007
Series 2002-55, Class QC                                  5.500     12/25/14       3,300,000       3,415,644
Pool # 582558                                             6.000     05/01/16       1,482,511       1,556,674
Pool # 672243                                             5.000     12/01/17       5,445,442       5,560,461
Pool # 253847                                             6.000     05/01/21       1,557,652       1,618,483
Series 1998-63, Class PG                                  6.000     03/25/27       2,281,037       2,321,594
Pool # 607515                                             7.000     11/01/31       1,427,687       1,511,639
Pool # 611619                                             6.000     02/01/32       1,314,896       1,359,770
Pool # 644591                                             7.000     05/01/32       1,122,675       1,188,691
Pool # 545691                                             6.500     06/01/32       5,679,410       5,940,601
Pool # 650513                                             6.500     06/01/32       3,991,807       4,175,386
Pool # 555521                                             6.000     05/01/33       4,279,521       4,425,503
Pool # 734849                                             6.000     08/01/33       5,006,240       5,177,225
Pool # 738061                                             6.000     08/01/33       3,522,641       3,642,955
Pool # 254904                                             5.500     10/01/33       3,941,876       3,995,207
                                                                                                 -----------
                                                                                                  50,604,840
                                                                                                 -----------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION         0.9%
Pool # 002921                                             7.500     05/20/30         798,265         850,382
Pool # 002957                                             7.500     08/20/30          77,666          82,736
Pool # 003068                                             6.500     04/20/31       1,231,124       1,296,175
Series 2002-50, Class PE                                  6.000     07/20/32       4,200,000       4,372,367
                                                                                                 -----------
                                                                                                   6,601,660
                                                                                                 -----------
TOTAL MORTGAGE BACKED
(COST: $71,697,096)                                                                               73,419,750
                                                                                                 -----------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS          16.0%

FEDERAL FARM CREDIT BANK                         0.6%
                                                          6.125     12/29/15       4,000,000       4,475,144
                                                                                                 -----------

                                  BALANCED FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                December 31, 2003

                                                                   % NET     COUPON     MATURITY        PAR              VALUE
                                                                  ASSETS      RATE        DATE         AMOUNT           (NOTE 2)
                                                                  ------     ------     --------     -----------     -------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION                                2.6%

                                                                              4.000%    09/02/08     $ 4,750,000     $   4,810,353
                                                                              6.400     05/14/09       6,600,000         6,715,797
                                                                              6.250     07/19/11       3,000,000         3,076,332
                                                                              5.250     08/01/12         750,000           769,036
                                                                              6.625     11/15/30       2,500,000         2,842,215
                                                                                                                     -------------
                                                                                                                        18,213,733
                                                                                                                     -------------

U.S. TREASURY BONDS                                                  1.9%

                                                                              9.125     05/15/09       6,000,000         6,176,718
                                                                              6.250     05/15/30       6,250,000         7,212,400
                                                                                                                     -------------
                                                                                                                        13,389,118
                                                                                                                     -------------

U.S. TREASURY NOTES                                                 10.9%

                                                                              6.500     08/15/05      12,000,000        12,945,936
                                                                              2.000     08/31/05       6,350,000         6,390,926
                                                                              1.625     10/31/05       3,000,000         2,995,314
                                                                              2.625     11/15/06       2,000,000         2,017,656
                                                                              4.375     05/15/07      12,000,000        12,707,340
                                                                              2.625     05/15/08      10,000,000         9,853,707
                                                                              4.875     02/15/12      15,000,000        15,885,930
                                                                              3.875     02/15/13       9,000,000         8,810,154
                                                                              3.625     05/15/13       1,400,000         1,345,695
                                                                              1.875     07/15/13       5,000,000         4,964,060
                                                                                                                     -------------
                                                                                                                        77,916,718
                                                                                                                     -------------
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(COST: $113,055,955)                                                                                                   113,994,713
                                                                                                                     -------------

                                                                                                       SHARES

OTHER INVESTMENTS (I)                                                2.7%                             19,080,290        19,080,290
                                                                                                                     -------------
(COST: $19,080,290)

INVESTMENT COMPANIES:                                               13.0%
Nations Cash Reserves Fund                                                                                 1,033             1,033
One Group Institutional Prime Money Market Fund                                                            1,079             1,079
SSgA Prime Money Market Fund                                                                          17,037,203        17,037,203
State Street Navigator Securities Lending Prime Portfolio (I)                                         75,741,564        75,741,564
                                                                                                                     -------------
                                                                                                                        92,780,879
                                                                                                                     -------------
TOTAL INVESTMENT COMPANIES
(COST: $ 92,780,879)                                                                                                    92,780,879
                                                                                                                     -------------

TOTAL INVESTMENTS                                                  113.5%                                              807,949,003
(COST: $728,885,212**)
NET OTHER ASSETS AND LIABILITIES                                   (13.5)%                                             (95,768,732)
                                                                  ------                                             -------------
TOTAL NET ASSETS                                                   100.0%                                            $ 712,180,271
                                                                  ======                                             =============

*    Non-income producing.

**   Aggregate cost for Federal tax purposes was $728,883,560.

(C) Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.

(G)  Floating rate or variable rate note.

(I)  Represents collateral held in connection with securities lending.

ADR  American Depository Receipt.
PLC  Pubic Limited Company.

See accompanying notes to financial statements.

                          GROWTH AND INCOME STOCK FUND
                             SCHEDULE OF INVESTMENTS
                                December 31, 2003

                                                              % NET                             VALUE
                                                              ASSETS            SHARES         (NOTE 2)
                                                              ------            ------         --------
COMMON STOCKS:                                                  95.5%

CONSUMER DISCRETIONARY                                          10.0%
Comcast Corp., Class A *                                                        275,295    $     9,048,947
Home Depot, Inc.                                                                641,900         22,781,031
McDonald's Corp.                                                              1,057,700         26,262,691
Target Corp.                                                                    863,700         33,166,080
Walt Disney Co.                                                                 683,700         15,950,721
                                                                                           ---------------
                                                                                               107,209,470
                                                                                           ---------------

CONSUMER STAPLES                                                 8.1%
General Mills, Inc.                                                             474,900         21,512,970
Kimberly-Clark Corp.                                                            416,500         24,610,985
Kroger Co. *                                                                    718,400         13,297,584
Sara Lee Corp.                                                                1,273,800         27,654,198
                                                                                           ---------------
                                                                                                87,075,737
                                                                                           ---------------

ENERGY                                                           9.0%
Anadarko Petroleum Corp.                                                        167,100          8,523,771
BP PLC, ADR                                                                     290,780         14,349,993
ChevronTexaco Corp.                                                             193,973         16,757,328
Devon Energy Corp.                                                              199,000         11,394,740
ExxonMobil Corp.                                                                637,100         26,121,100
Schlumberger, Ltd.                                                              252,900         13,838,688
Transocean, Inc. *                                                              197,346          4,738,277
                                                                                           ---------------
                                                                                                95,723,897
                                                                                           ---------------

FINANCIALS                                                      24.1%
Allstate Corp.                                                                  842,626         36,249,770
Bank of America Corp.                                                           393,671         31,662,958
Bank One Corp.                                                                  515,940         23,521,705
Berkshire Hathaway, Inc., Class A *                                                  55          4,633,750
Citigroup, Inc.                                                                 733,614         35,609,624
Fannie Mae                                                                      130,000          9,757,800
Morgan Stanley                                                                  380,600         22,025,322
National City Corp.                                                             373,100         12,663,014
Prudential Financial, Inc.                                                      915,900         38,257,143
SunTrust Banks, Inc.                                                            260,900         18,654,350
Wachovia Corp.                                                                  511,600         23,835,444
                                                                                           ---------------
                                                                                               256,870,880
                                                                                           ---------------

HEALTH CARE                                                      8.8%
Baxter International, Inc.                                                      542,500         16,557,100
Bristol-Myers Squibb Co.                                                        702,400         20,088,640
GlaxoSmithKline PLC, ADR                                                        390,850         18,221,427
Merck & Co., Inc.                                                               349,800         16,160,760
Pfizer, Inc.                                                                    282,700          9,987,791
Wyeth                                                                           295,000         12,522,750
                                                                                           ---------------
                                                                                                93,538,468
                                                                                           ---------------

INDUSTRIALS                                                     11.2%
Burlington Northern Santa Fe Corp.                                              326,800         10,571,980
Emerson Electric Co.                                                            363,700         23,549,575
Honeywell International, Inc.                                                   865,600         28,937,008
Textron, Inc.                                                                   437,800         24,980,868
United Technologies Corp.                                                       179,600         17,020,692
Waste Management, Inc.                                                          479,500         14,193,200
                                                                                           ---------------
                                                                                               119,253,323
                                                                                           ---------------

                          GROWTH AND INCOME STOCK FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                December 31, 2003

                                                              % NET                              VALUE
                                                              ASSETS           SHARES           (NOTE 2)
                                                              ------           ------           --------
INFORMATION TECHNOLOGY                                          12.3%
Applied Materials, Inc. *                                                       393,100    $     8,825,095
Automatic Data Processing, Inc.                                                 258,800         10,251,068
Computer Associates International, Inc.                                         556,600         15,217,444
Computer Sciences Corp. *                                                       289,900         12,822,277
EMC Corp. *                                                                     555,400          7,175,768
Hewlett-Packard Co.                                                             716,435         16,456,512
Intel Corp.                                                                     432,900         13,939,380
International Business Machines Corp.                                           210,400         19,499,872
Motorola, Inc.                                                                1,027,900         14,462,553
Texas Instruments, Inc.                                                         417,100         12,254,398
                                                                                           ---------------
                                                                                               130,904,367
                                                                                           ---------------

MATERIALS                                                        4.5%
Alcan, Inc.                                                                     117,800          5,530,710
Alcoa, Inc.                                                                     230,000          8,740,000
Dow Chemical Co.                                                                132,450          5,505,946
E.I. du Pont de Nemours & Co.                                                   428,000         19,640,920
Weyerhaeuser Co.                                                                129,700          8,300,800
                                                                                           ---------------
                                                                                                47,718,376
                                                                                           ---------------

TELECOMMUNICATION SERVICES                                       4.2%
ALLTEL Corp.                                                                    329,900         15,366,742
SBC Communications, Inc.                                                        507,300         13,225,311
Telefonos de Mexico, ADR                                                        148,500          4,904,955
Verizon Communications, Inc.                                                    334,435         11,731,980
                                                                                           ---------------
                                                                                                45,228,988
                                                                                           ---------------

UTILITIES                                                        3.3%
Ameren Corp.                                                                    176,000          8,096,000
Consolidated Edison, Inc.                                                       198,300          8,528,883
FPL Group, Inc.                                                                 115,400          7,549,468
Progress Energy, Inc.                                                           238,000         10,771,880
                                                                                           ---------------
                                                                                                34,946,231
                                                                                           ---------------
TOTAL COMMON STOCKS
(COST: $907,089,587)                                                                         1,018,469,737
                                                                                           ---------------

INVESTMENT COMPANIES:                                            7.7%
Nations Cash Reserves Fund                                                        1,027              1,027
One Group Institutional Prime Money Market Fund                                   2,140              2,140
SSgA Prime Money Market Fund                                                 44,862,888         44,862,888
State Street Navigator Secutiries Lending Prime Portfolio (I)                36,475,400         36,475,400
                                                                                           ---------------
                                                                                                81,341,455
                                                                                           ---------------
TOTAL INVESTMENT COMPANIES
(COST: $81,341,455)                                                                             81,341,455
                                                                                           ---------------

TOTAL INVESTMENTS                                              103.2%                        1,099,811,192
(COST: $988,431,042**)
NET OTHER ASSETS AND LIABILITIES                                (3.2)%                         (33,839,150)
                                                               -----                       ---------------
TOTAL NET ASSETS                                               100.0%                      $ 1,065,972,042
                                                               =====                       ===============

*        Non-income producing.

**       Aggregate cost for Federal tax purposes was $988,586,316.

(I)      Represents collateral held in connection with securities lending.

ADR      American Depository Receipt.
PLC      Public Limited Company.

See accompanying notes to financial statements.

                         CAPITAL APPRECIATION STOCK FUND
                             SCHEDULE OF INVESTMENTS
                                December 31, 2003

                                                              % NET                              VALUE
                                                              ASSETS            SHARES          (NOTE 2)
                                                              ------            ------          --------
COMMON STOCKS:                                                  96.3%

CONSUMER DISCRETIONARY                                          12.2%
Brinker International, Inc. *                                                   288,800    $     9,576,608
Carnival Corp.                                                                  399,700         15,880,081
Cox Communications, Inc., Class A *                                             477,400         16,446,430
Kohl's Corp. *                                                                  159,900          7,185,906
Liberty Media Corp., Class A *                                                1,138,800         13,540,332
Tiffany & Co.                                                                   280,000         12,656,000
                                                                                           ---------------
                                                                                                75,285,357
                                                                                           ---------------

CONSUMER STAPLES                                                10.6%
Coca-Cola Co.                                                                   236,700         12,012,525
CVS Corp.                                                                       334,700         12,089,364
Estee Lauder Cos., Inc., Class A                                                265,600         10,427,456
Kraft Foods, Inc., Class A                                                      268,700          8,657,514
Procter & Gamble Co.                                                             95,400          9,528,552
Safeway, Inc. *                                                                 232,000          5,083,120
Wal-Mart Stores, Inc.                                                           143,200          7,596,760
                                                                                           ---------------
                                                                                                65,395,291
                                                                                           ---------------

ENERGY                                                           5.2%
Apache Corp.                                                                     94,385          7,654,623
ConocoPhillips                                                                  191,500         12,556,655
Marathon Oil Corp.                                                              133,800          4,427,442
Weatherford International, Ltd. *                                               210,900          7,592,400
                                                                                           ---------------
                                                                                                32,231,120
                                                                                           ---------------

FINANCIALS                                                      17.1%
ACE, Ltd.                                                                       143,700          5,952,054
American International Group, Inc.                                              180,900         11,990,052
Bank of New York Co., Inc.                                                      227,100          7,521,552
Chubb Corp.                                                                      72,300          4,923,630
Freddie Mac                                                                     155,900          9,092,088
Goldman Sachs Group, Inc.                                                        78,400          7,740,432
Marsh & McLennan Cos., Inc.                                                     129,400          6,196,966
MetLife, Inc.                                                                   273,400          9,205,378
U.S. Bancorp                                                                    569,000         16,944,820
Wells Fargo & Co.                                                               236,200         13,909,818
XL Capital, Ltd.                                                                 60,800          4,715,040
Zions Bancorporation                                                            123,400          7,568,122
                                                                                           ---------------
                                                                                               105,759,952
                                                                                           ---------------

HEALTH CARE                                                     15.6%
Abbott Laboratories                                                             345,700         16,109,620
Applera Corp. - Applied Biosystems Group                                        527,600         10,926,596
Boston Scientific Corp. *                                                       316,400         11,630,864
Genzyme Corp. *                                                                  69,800          3,443,932
IMS Health, Inc.                                                                765,800         19,037,788
MedImmune, Inc. *                                                               137,500          3,492,500
Pfizer, Inc.                                                                    654,702         23,130,622
Schering-Plough Corp.                                                           472,500          8,216,775
                                                                                           ---------------
                                                                                                95,988,697
                                                                                           ---------------

INDUSTRIALS                                                     11.3%
Dover Corp.                                                                     360,600         14,333,850
FedEx Corp.                                                                     169,100         11,414,250
General Dynamics Corp.                                                           72,700          6,571,353
General Electric Co.                                                            406,400         12,590,272
Illinois Tool Works, Inc.                                                       229,400         19,248,954
Pall Corp.                                                                      217,800          5,843,574
                                                                                           ---------------
                                                                                                70,002,253
                                                                                           ---------------

                        CAPITAL APPRECIATION STOCK FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                               December 31, 2003

                                                              % NET                              VALUE
                                                              ASSETS            SHARES          (NOTE 2)
                                                              ------            ------          --------
INFORMATION TECHNOLOGY                                          17.9%
3Com Corp. *                                                                    167,700    $     1,370,109
ADC Telecommunications, Inc. *                                                  839,300          2,492,721
Altera Corp. *                                                                  351,100          7,969,970
Autodesk, Inc.                                                                  704,500         17,316,610
Cadence Design Systems, Inc. *                                                  561,300         10,092,174
Celestica, Inc. *                                                               291,600          4,394,412
Concord EFS, Inc. *                                                             441,000          6,544,440
Dell, Inc. *                                                                    159,200          5,406,432
EMC Corp. *                                                                     478,400          6,180,928
KLA-Tencor Corp. *                                                              138,700          8,137,529
Micron Technology, Inc. *                                                       396,000          5,334,120
Microsoft Corp.                                                                 590,600         16,265,124
PeopleSoft, Inc. *                                                              618,100         14,092,680
Skyworks Solutions, Inc. *                                                      106,754            928,760
VERITAS Software Corp. *                                                        113,489          4,217,251
                                                                                           ---------------
                                                                                               110,743,260
                                                                                           ---------------

MATERIALS                                                        2.3%
Praxair, Inc.                                                                   190,400          7,273,280
Rohm and Haas Co.                                                               164,800          7,038,608
                                                                                           ---------------
                                                                                                14,311,888
                                                                                           ---------------

TELECOMMUNICATION SERVICES                                       2.5%
BellSouth Corp.                                                                 281,100          7,955,130
CenturyTel, Inc.                                                                217,300          7,088,326
                                                                                           ---------------
                                                                                                15,043,456
                                                                                           ---------------

UTILITIES                                                        1.6%
FPL Group, Inc.                                                                 151,900          9,937,298
                                                                                           ---------------

TOTAL COMMON STOCKS
(COST: $490,142,836)                                                                           594,698,572
                                                                                           ---------------

INVESTMENT COMPANIES:                                            7.0%
One Group Institutional Prime Money Market Fund                                   1,729              1,729
SSgA Prime Money Market Fund                                                 22,191,196         22,191,196
State Street Navigator Securities Lending Prime Portfolio (I)                20,794,374         20,794,374
                                                                                           ---------------
                                                                                                42,987,299
                                                                                           ---------------
TOTAL INVESTMENT COMPANIES
(COST: $42,987,299)                                                                             42,987,299
                                                                                           ---------------

TOTAL INVESTMENTS                                              103.3%                          637,685,871
(COST: $533,130,135**)
NET OTHER ASSETS AND LIABILITIES                                (3.3)%                         (20,083,026)
                                                               -----                       ---------------
TOTAL NET ASSETS                                               100.0%                      $   617,602,845
                                                               =====                       ===============

*        Non-income producing.

**       Aggregate cost for Federal tax purposes was $533,236,456.

(I)      Represents collateral held in connection with securities lending.

See accompanying notes to financial statements.

                               MID-CAP STOCK FUND
                             SCHEDULE OF INVESTMENTS
                                December 31, 2003

                                                              % NET                             VALUE
                                                              ASSETS           SHARES          (NOTE 2)
                                                              ------           ------          --------
COMMON STOCKS:                                                  96.3%

CONSUMER DISCRETIONARY                                          15.2%
Abercrombie & Fitch Co., Class A *                                               53,900    $     1,331,869
Belo Corp., Class A                                                              90,600          2,567,604
CEC Entertainment, Inc. *                                                        12,500            592,375
Darden Restaurants, Inc.                                                         62,100          1,306,584
Ethan Allen Interiors, Inc.                                                      69,700          2,919,036
Gildan Activewear Inc. *                                                            400             12,352
Hibbett Sporting Goods, Inc. *                                                   27,850            829,930
Interpublic Group of Companies, Inc. *                                           82,800          1,291,680
Interstate Hotels & Resorts, Inc. *                                              37,500            200,625
J. Jill Group, Inc. *                                                            40,550            515,390
Jones Apparel Group, Inc.                                                        40,500          1,426,815
Linens 'N Things, Inc. *                                                         50,400          1,516,032
Meritage Corp. *                                                                  7,400            490,694
Newell Rubbermaid, Inc.                                                          97,100          2,210,967
O'Reilly Automotive, Inc. *                                                      30,100          1,154,636
Outback Steakhouse, Inc.                                                         25,400          1,122,934
Shoe Carnival, Inc. *                                                            18,200            323,960
Sonic Corp. *                                                                    13,100            401,122
Spartan Motors, Inc.                                                             28,300            285,830
Stage Stores, Inc. *                                                              9,800            273,420
Talbots, Inc.                                                                    70,400          2,166,912
Ultimate Electronics, Inc. *                                                     19,000            144,970
WCI Communities, Inc. *                                                          34,000            700,740
Wilsons The Leather Experts, Inc. *                                              43,050            150,245
Yankee Candle Co., Inc. *                                                         8,300            226,839
                                                                                           ---------------
                                                                                                24,163,561
                                                                                           ---------------

CONSUMER STAPLES                                                5.0%
Casey's General Stores, Inc.                                                     29,100            513,906
Hain Celestial Group, Inc. *                                                    128,600          2,984,806
McCormick & Co., Inc.                                                            66,200          1,992,620
Mondavi Robert Corp. *                                                            8,200            318,488
NBTY, Inc. *                                                                     23,200            623,152
Riviana Foods, Inc.                                                               9,500            260,205
Sensient Technologies Corp.                                                      30,400            601,008
Universal Corp.                                                                  14,900            658,133
                                                                                           ---------------
                                                                                                 7,952,318
                                                                                           ---------------

ENERGY                                                          6.2%
Amerada Hess Corp.                                                               14,100            749,697
BJ Services Co. *                                                                43,600          1,565,240
CARBO Ceramics, Inc.                                                              9,300            476,625
ENSCO International, Inc.                                                        55,000          1,494,350
Forest Oil Corp. *                                                               41,600          1,188,512
Pioneer Natural Resources Co. *                                                  43,300          1,382,569
Smith International, Inc. *                                                      38,600          1,602,672
St. Mary Land & Exploration Co.                                                  26,500            755,250
Westport Resources Corp. *                                                       19,900            594,214
                                                                                           ---------------
                                                                                                 9,809,129
                                                                                           ---------------

FINANCIALS                                                     22.1%
Alexandria Real Estate Equities, Inc.                                             9,500            550,050
American Capital Strategies, Ltd.                                                19,700            585,681
AMERIGROUP Corp. *                                                               17,500            746,375
Arden Realty, Inc.                                                                8,900            270,026
Associated Banc-Corp.                                                            36,784          1,568,838
Bank of Bermuda, Ltd.                                                            19,970            897,651
Bear Stearns Cos., Inc.                                                          30,000          2,398,500
Century Bancorp, Inc., Class A                                                    8,700            308,502
Chelsea Property Group, Inc.                                                      7,000            383,670
Colonial BancGroup, Inc.                                                         84,900          1,470,468

                               MID-CAP STOCK FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                December 31, 2003

                                                              % NET                              VALUE
                                                              ASSETS            SHARES          (NOTE 2)
                                                              ------            ------          --------
FINANCIALS (CONTINUED)
Compass Bancshares, Inc.                                                         31,100    $     1,222,541
Delphi Financial Group, Inc., Class A                                            14,400            518,400
Financial Federal Corp. *                                                         7,700            235,235
FirstMerit Corp.                                                                 63,800          1,720,686
Getty Realty Corp.                                                               13,500            353,025
Hibernia Corp., Class A                                                          70,800          1,664,508
IPC Holdings, Ltd.                                                               18,100            704,814
Jefferson-Pilot Corp.                                                            36,300          1,838,595
Maguire Properties, Inc.                                                         20,400            495,720
Marshall & Ilsley Corp.                                                          46,800          1,790,100
National Commerce Financial Corp.                                                31,600            862,048
Platinum Underwriters Holdings, Ltd. (Bermuda)                                   25,200            756,000
Principal Financial Group, Inc.                                                  54,000          1,785,780
Protective Life Corp.                                                            54,000          1,827,360
PS Business Parks, Inc.                                                          21,700            895,342
Radian Group, Inc.                                                               24,000          1,170,000
RAIT Investment Trust                                                            15,400            394,240
Reinsurance Group of America, Inc.                                               29,100          1,124,715
RLI Corp.                                                                         7,100            265,966
SAFECO Corp.                                                                     44,000          1,712,920
Scottish Re Group Limited                                                        19,000            394,820
Sky Financial Group, Inc.                                                        17,100            443,574
SL Green Realty Corp.                                                            14,000            574,700
TCF Financial Corp.                                                              22,400          1,150,240
Torchmark Corp.                                                                  24,000          1,092,960
Trust Company of New Jersey                                                       3,800            150,784
Universal American Financial Corp. *                                             67,500            668,925
                                                                                           ---------------
                                                                                                34,993,759
                                                                                           ---------------

HEALTH CARE                                                     9.3%
AmSurg Corp. *                                                                    7,800            295,542
Apogent Technologies, Inc. *                                                    101,200          2,331,648
Becton, Dickinson and Co.                                                        62,400          2,567,136
Biogen Idec Inc. *                                                               32,430          1,192,775
Celgene Corp. *                                                                  13,500            607,770
CorVel Corp. *                                                                    6,350            238,760
Covance, Inc. *                                                                  17,800            477,040
IDEXX Laboratories, Inc. *                                                       57,200          2,647,216
MAXIMUS, Inc. *                                                                  17,600            688,688
Omnicare, Inc.                                                                   71,000          2,867,690
PolyMedica Corp.                                                                 31,600            831,396
                                                                                           ---------------
                                                                                                14,745,661
                                                                                           ---------------

INDUSTRIALS                                                     15.9%
Albany International Corp., Class A                                              19,000            644,100
Avery Dennison Corp.                                                             24,000          1,344,480
Carlisle Cos., Inc.                                                               7,100            432,106
Curtiss-Wright Corp., Class B                                                    12,800            574,720
Deswell Industries, Inc. (Hong Kong)                                             25,500            663,000
Eaton Corp.                                                                      10,000          1,079,800
EMCOR Group, Inc. *                                                               6,300            276,570
Genesee & Wyoming, Inc., Class A *                                               30,050            946,575
Granite Construction, Inc.                                                       17,500            411,075
Ingersoll-Rand Co., Class A                                                      21,000          1,425,480
Kadant, Inc. *                                                                   27,000            584,550
Manpower, Inc.                                                                   54,800          2,579,984
Mueller Industries, Inc. *                                                       51,500          1,769,540
Norfolk Southern Corp.                                                           61,000          1,442,650
Parker-Hannifin Corp.                                                            31,000          1,844,500
Quixote Corp.                                                                    19,900            485,759
R. R. Donnelley & Sons Co.                                                       42,100          1,269,315
Republic Services, Inc., Class A                                                 85,200          2,183,676
Simpson Manufacturing Co., Inc. *                                                16,800            854,448
Teleflex, Inc.                                                                   27,000          1,304,910

                               MID-CAP STOCK FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                December 31, 2003

                                                              % NET                              VALUE
                                                              ASSETS            SHARES          (NOTE 2)
                                                              ------            ------          --------
INDUSTRIALS (CONTINUED)
Trex Co., Inc. *                                                                  4,800       $    182,304
United Stationers, Inc. *                                                        23,700            969,804
USF Corp.                                                                        13,700            468,403
W.W. Grainger, Inc.                                                              24,000          1,137,360
Werner Enterprises, Inc.                                                         21,350            416,112
                                                                                              ------------
                                                                                                25,291,221
                                                                                              ------------

INFORMATION TECHNOLOGY                                           9.7%
Andrew Corp. *                                                                   67,100            772,321
ANSYS, Inc. *                                                                     5,900            234,230
Arrow Electronics, Inc. *                                                        47,700          1,103,778
Atmel Corp. *                                                                   136,500            820,365
ATMI, Inc. *                                                                     25,500            590,070
Black Box Corp.                                                                  11,400            525,198
Cable Design Technologies Corp. *                                                66,250            595,587
Convergys Corp. *                                                                57,100            996,966
DuPont Photomasks, Inc. *                                                        26,200            632,468
ESS Technology, Inc. *                                                           36,800            625,968
Intersil Corp., Class A                                                          33,700            837,445
Investment Technology Group, Inc. *                                              12,499            201,859
LSI Logic Corp. *                                                                71,300            632,431
McDATA Corp., Class B *                                                          70,100            668,053
Molex, Inc.                                                                      19,600            683,844
Pericom Semiconductor Corp. *                                                    30,100            320,866
Reynolds and Reynolds Co., Class A                                               41,200          1,196,860
SunGard Data Systems, Inc. *                                                     42,100          1,166,591
Synopsys, Inc. *                                                                 53,900          1,819,664
Technitrol, Inc. *                                                               18,700            387,838
Varian Semiconductor Equipment Associates, Inc. *                                13,700            598,553
                                                                                              ------------
                                                                                                15,410,955
                                                                                              ------------

MATERIALS                                                        4.7%
Aber Diamond Corp. *                                                              5,100            186,813
Air Products & Chemicals, Inc.                                                   38,000          2,007,540
AptarGroup, Inc.                                                                  6,600            257,400
Florida Rock Industries, Inc.                                                     4,800            263,280
Martin Marietta Materials, Inc.                                                  53,000          2,489,410
MeadWestvaco Corp.                                                               67,997          2,022,911
Meridian Gold, Inc. *                                                            15,200            222,072
                                                                                              ------------
                                                                                                 7,449,426
                                                                                              ------------

TELECOMMUNICATION SERVICES                                       0.7%
CenturyTel, Inc.                                                                 31,000          1,011,220
                                                                                              ------------

UTILITIES                                                        7.5%
Alliant Energy Corp.                                                             91,200          2,270,880
Ameren Corp.                                                                     36,000          1,656,000
Black Hills Corp.                                                                12,500            372,875
Constellation Energy Group, Inc.                                                 54,200          2,122,472
New Jersey Resources Corp.                                                       11,000            423,610
Peoples Energy Corp.                                                              5,200            218,608
Pepco Holdings, Inc.                                                             85,000          1,660,900
PNM Resources, Inc.                                                              27,300            767,130
WGL Holdings, Inc.                                                               15,000            416,850
Wisconsin Energy Corp.                                                           60,500          2,023,725
                                                                                              ------------
                                                                                                11,933,050
                                                                                              ------------

TOTAL COMMON STOCKS
(COST: $125,003,782)                                                                           152,760,300
                                                                                              ------------

                               MID-CAP STOCK FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                December 31, 2003

                                                               % NET                              VALUE
                                                              ASSETS             SHARES          (NOTE 2)
                                                              ------             ------          --------
INVESTMENT COMPANIES:                                            9.3%
Nations Cash Reserves Fund                                                            206     $        206
SSgA Prime Money Market Fund                                                    5,938,274        5,938,274
State Street Navigator Securities Lending Prime Portfolio (I)                   8,861,052        8,861,052
                                                                                               -----------
                                                                                                14,799,532
                                                                                               -----------
TOTAL INVESTMENT COMPANIES
(COST: $14,799,532)                                                                             14,799,532
                                                                                               -----------

TOTAL INVESTMENTS                                              105.6%                          167,559,832
(COST: $139,803,314**)
NET OTHER ASSETS AND LIABILITIES                                (5.6)%                          (8,861,706)
                                                               -----                           -----------
TOTAL NET ASSETS                                               100.0%                         $158,698,126
                                                               =====                          ============

*        Non-income producing.

**       Aggregate cost for Federal tax purposes was $139,776,838.

(I)      Represents collateral held in connection with securities lending.

See accompanying notes to financial statements.

                           MULTI-CAP GROWTH STOCK FUND
                             SCHEDULE OF INVESTMENTS
                                December 31, 2003

                                                               % NET                              VALUE
                                                              ASSETS            SHARES           (NOTE 2)
                                                              ------            ------           --------
COMMON STOCKS:                                                  98.0%

CONSUMER DISCRETIONARY                                           7.8%
A.C. Moore Arts & Crafts, Inc. *                                                 20,000       $    385,200
Clear Channel Communications, Inc.                                               80,300          3,760,449
Comcast Corp. *                                                                 196,480          6,145,894
Cox Communications, Inc., Class A *                                              53,900          1,856,855
Fred's, Inc.                                                                     17,200            532,856
Hollywood Entertainment Corp. *                                                  71,750            986,563
M.D.C. Holdings, Inc.                                                             9,510            613,395
Mattel, Inc.                                                                     58,000          1,117,660
Michaels Stores, Inc.                                                            40,800          1,803,360
Scientific Games Corp., Class A *                                                33,740            573,917
Sirius Satellite Radio, Inc. *                                                  529,620          1,673,599
Wynn Resorts, Ltd. *                                                             18,180            509,222
XM Satellite Radio Holdings, Inc., Class A *                                     40,000          1,054,400
                                                                                              ------------
                                                                                                21,013,370
                                                                                              ------------

CONSUMER SERVICES                                                9.4%
Apollo Group, Inc., Class A *                                                   175,300         11,920,400
ARAMARK Corp., Class B                                                           27,000            740,340
Corinthian Colleges, Inc. *                                                      11,400            633,384
DiamondCluster International, Inc.,  Class A *                                   50,410            514,182
LECG Corp. *                                                                      6,300            144,207
Lennar Corp.,  Class A                                                           12,900          1,238,400
MPS Group, Inc. *                                                                44,310            414,299
Omnicom Group, Inc.                                                             106,670          9,315,491
Universal Technical Institute, Inc. *                                            11,590            347,700
                                                                                              ------------
                                                                                                25,268,403
                                                                                              ------------

ENERGY                                                           2.2%
Arch Coal, Inc.                                                                  27,440            855,305
Cabot Oil & Gas Corp.                                                            16,110            472,828
Chesapeake Energy Corp.                                                          74,370          1,009,945
EOG Resources, Inc.                                                              31,700          1,463,589
Whiting Petroleum Corp. *                                                        25,930            477,112
XTO Energy, Inc.                                                                 57,000          1,613,100
                                                                                              ------------
                                                                                                 5,891,879
                                                                                              ------------

FINANCIALS                                                      10.1%
Affiliated Managers Group, Inc. *                                                 6,440            448,160
Arch Capital Group, Ltd. *                                                        9,300            370,698
BISYS Group, Inc. *                                                              37,400            556,512
Citigroup, Inc.                                                                 185,074          8,983,492
Countrywide Financial Corp.                                                     158,600         12,029,810
Fannie Mae                                                                       25,300          1,899,018
Legg Mason, Inc.                                                                 14,200          1,095,956
Moody's Corp.                                                                    29,300          1,774,115
                                                                                              ------------
                                                                                                27,157,761
                                                                                              ------------

HEALTH CARE                                                     22.3%
Abbott Laboratories                                                             117,100          5,456,860
Abgenix, Inc. *                                                                  22,920            285,583
AstraZeneca PLC, ADR                                                            207,540         10,040,785
Beverly Enterprises, Inc. *                                                     153,700          1,320,283
Cephalon, Inc. *                                                                 15,600            755,196
CV Therapeutics, Inc. *                                                          16,050            235,293
Eli Lilly & Co.                                                                 142,900         10,050,157
Forest Laboratories, Inc. *                                                     103,920          6,422,256
Guidant Corp.                                                                   209,200         12,593,840
Medco Health Solutions, Inc. *                                                  134,860          4,583,891
Medicines Co. *                                                                  24,800            730,608
Medtronic, Inc.                                                                  39,880          1,938,567
Millennium Pharmaceuticals, Inc. *                                               75,200          1,403,984

                           MULTI-CAP GROWTH STOCK FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                December 31, 2003

                                                               % NET                              VALUE
                                                              ASSETS            SHARES           (NOTE 2)
                                                              ------            ------           --------
HEALTH CARE (CONTINUED)
NPS Pharmaceuticals, Inc. *                                                      20,190       $    620,641
Odyssey Healthcare, Inc. *                                                       10,755            314,691
Waters Corp. *                                                                   53,200          1,764,112
Watson Pharmaceuticals, Inc. *                                                   29,400          1,352,400
                                                                                              ------------
                                                                                                59,869,147
                                                                                              ------------
INDUSTRIALS                                                      1.0%
ASE Test, Ltd. *                                                                 30,270            453,142
Old Dominion Freight Line, Inc. *                                                13,130            447,470
Parker-Hannifin Corp.                                                            27,300          1,624,350
                                                                                              ------------
                                                                                                 2,524,962
                                                                                              ------------

INFORMATION TECHNOLOGY                                          36.6%
Aeroflex, Inc. *                                                                 36,890            431,244
Altera Corp. *                                                                   51,900          1,178,130
Amdocs, Ltd. *                                                                   49,300          1,108,264
Analog Devices, Inc. *                                                          169,500          7,737,675
Artisan Components, Inc. *                                                       19,410            397,905
ASML Holding N.V. *                                                              76,597          1,535,770
BEA Systems, Inc. *                                                             116,100          1,428,030
Corning, Inc. *                                                                 746,150          7,782,344
Dell, Inc. *                                                                    306,220         10,399,231
eBay, Inc. *                                                                    120,100          7,757,259
EMC Corp. *                                                                     339,030          4,380,268
First Data Corp.                                                                269,940         11,091,836
Genesis Microchip, Inc. *                                                        26,470            477,519
Intuit, Inc. *                                                                   35,400          1,873,014
KLA-Tencor Corp. *                                                               60,480          3,548,362
MEMC Electronic Materials, Inc. *                                               138,890          1,336,122
Microsoft Corp.                                                                 264,590          7,286,809
Navigant Consulting, Inc. *                                                      23,500            443,210
Network Associates, Inc. *                                                       30,540            459,322
ON Semiconductor Corp. *                                                        152,390            982,915
PeopleSoft, Inc. *                                                               63,700          1,452,360
Pericom Semiconductor Corp. *                                                    20,750            221,195
Pixelworks, Inc. *                                                               35,100            387,504
Plantronics, Inc. *                                                              19,090            623,288
Polycom, Inc. *                                                                  33,100            646,112
Red Hat, Inc. *                                                                  67,520          1,267,350
Sapient Corp. *                                                                  72,470            405,832
SunOpta, Inc. *                                                                  74,550            688,096
Symantec Corp. *                                                                190,600          6,604,290
VeriSign, Inc. *                                                                 90,700          1,478,410
Xilinx, Inc. *                                                                   92,780          3,594,297
Yahoo!, Inc. *                                                                  210,740          9,519,126
                                                                                              ------------
                                                                                                98,523,089
                                                                                              ------------

TECHNOLOGY                                                       2.4%
Mercury Interactive Corp. *                                                      24,700          1,201,408
Sap Aktiengesellschaft, ADR                                                      68,860          2,861,822
Seagate Technology                                                              130,030          2,457,567
                                                                                              ------------
                                                                                                 6,520,797
                                                                                              ------------

TELECOMMUNICATIONS                                               5.1%
American Tower Corp., Class A *                                                 129,790          1,404,328
Crown Castle International Corp. *                                              122,110          1,346,873
EchoStar Communications Corp., Class A *                                         71,120          2,418,080
Ericsson LM Telephone Co., ADR *                                                108,200          1,915,140
Nextel Communications, Inc., Class A *                                           79,600          2,233,576
Univision Communications, Inc., Class A *                                       113,020          4,485,764
                                                                                              ------------
                                                                                                13,803,761
                                                                                              ------------

                           MULTI-CAP GROWTH STOCK FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                December 31, 2003

                                                                         % NET                           VALUE
                                                                         ASSETS        SHARES           (NOTE 2)
                                                                         ------        ------           --------
TRANSPORTATION                                                             1.1%
AMR Corp. Del *                                                                         113,900       $  1,475,005
Quality Distribution, Inc. *                                                             10,870            212,508
Yellow Roadway Corp.                                                                     35,670          1,290,184
                                                                                                      ------------
                                                                                                         2,977,697
                                                                                                      ------------
TOTAL COMMON STOCKS
(COST: $226,498,874)                                                                                   263,550,866
                                                                                                      ------------
INVESTMENT COMPANIES:                                                     14.5%
SSgA Prime Money Market Fund                                                          6,123,530          6,123,530
State Street Navigator Securities Lending Prime Portfolio (I)                        32,772,543         32,772,543
                                                                                                      ------------
                                                                                                        38,896,073
                                                                                                      ------------
TOTAL INVESTMENT COMPANIES
(COST: $38,896,073)                                                                                     38,896,073
                                                                                                      ------------
TOTAL INVESTMENTS                                                        112.5%                        302,446,939
(COST: $265,394,947**)
NET OTHER ASSETS AND LIABILITIES                                         (12.5)%                       (33,518,343)
                                                                        ------                        ------------
TOTAL NET ASSETS                                                         100.0%                       $268,928,596
                                                                        ======                        ============

*        Non-income producing.

**       Aggregate cost for Federal tax purposes was $265,598,741.

(I)      Represents collateral held in connection with securities lending.

ADR      American Depository Receipt.
PLC      Public Limited Company.

See accompanying notes to financial statements.

                             GLOBAL SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                                December 31, 2003

                                                          % NET                                  VALUE
                                                          ASSETS                SHARES          (NOTE 2)
                                                          ------                ------          --------
COMMON STOCKS:                                             91.4%

AUSTRALIA                                                   0.5%
Australia and New Zealand Bank Group, Ltd.                                       6,111         $  81,351
Leighton Holdings, Ltd.                                                          1,574            13,996
                                                                                               ---------
                                                                                                  95,347
                                                                                               ---------

BERMUDA                                                     1.3%
ACE, Ltd.                                                                        3,637           150,644
Everest Re Group, Ltd.                                                             900            76,140
                                                                                               ---------
                                                                                                 226,784
                                                                                               ---------

BRAZIL                                                      1.7%
Companhia De Bebidas, ADR                                                        4,083           104,157
Embraer Aircraft Corp., ADR                                                      5,880           205,977
                                                                                               ---------
                                                                                                 310,134
                                                                                               ---------

CANADA                                                      2.3%
Bombardier, Inc.                                                                11,500            48,675
Encana Corp.                                                                     2,560           101,025
Husky Energy, Inc.                                                               9,800           177,975
Manulife Financial Corp.                                                         2,747            88,956
                                                                                               ---------
                                                                                                 416,631
                                                                                               ---------

FRANCE                                                      9.0%
Alcatel S.A. *                                                                   7,610            97,896
Aventis S.A.                                                                     2,010           132,703
Carrefour S.A.                                                                   1,330            72,928
Essilor International S.A.                                                       1,300            67,155
France Telecom S.A. *                                                            8,672           247,590
JC Decaux S.A. *                                                                 3,730            60,907
Sanofi-Synthelabo S.A.                                                           4,535           341,118
Societe BIC S.A.                                                                 1,715            79,172
Societe Generale                                                                 2,950           260,180
Societe Television Francaise                                                     2,650            92,420
Total S.A., Series B                                                               390            72,430
Vivendi Universal S.A. *                                                         3,930            95,417
                                                                                               ---------
                                                                                               1,619,916
                                                                                               ---------

GERMANY                                                     1.4%
Allianz AG Holdings NPV                                                          1,624           204,780
MLP AG *                                                                         2,397            46,811
                                                                                               ---------
                                                                                                 251,591
                                                                                               ---------

HONG KONG                                                   1.9%
Hong Kong and China Gas Co., Ltd.                                               58,200            88,832
Hutchison Whampoa, Ltd.                                                         10,000            73,418
Television Broadcasts, Ltd.                                                     34,216           172,760
                                                                                               ---------
                                                                                                 335,010
                                                                                               ---------

INDIA                                                       3.6%
Hindustan Lever, Ltd.                                                           31,700           142,615
ICICI Bank, Ltd.                                                                12,725           218,616
Infosys Technologies, Ltd.                                                       1,389           169,846
Zee Telefilms, Ltd.                                                             34,000           112,125
                                                                                               ---------
                                                                                                 643,202
                                                                                               ---------

ISRAEL                                                      0.4%
Teva Pharmaceutical Industries, Ltd., ADR                                        1,300            73,723
                                                                                               ---------

ITALY                                                       0.4%
ENI SpA                                                                          3,900            73,511
                                                                                               ---------

                             GLOBAL SECURITIES FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                December 31, 2003

                                                          % NET                                  VALUE
                                                          ASSETS                SHARES          (NOTE 2)
                                                          ------                ------          --------
JAPAN                                                       8.6%
7-Eleven Japan Co., Ltd.                                                         2,000         $  60,671
Canon, Inc.                                                                      2,000            93,154
Chugai Pharmaceutical Co., Ltd.                                                  5,700            81,987
Credit Saison Co., Ltd.                                                          3,500            79,059
JGC Corp.                                                                        2,000            20,871
KDDI Corp.                                                                          77           441,294
Keyence Corp.                                                                      400            84,342
Murata Manufacturing Co., Ltd.                                                   1,600            86,470
Resona Holdings, Inc. *                                                         46,000            57,964
Sharp Corp.                                                                      9,000           142,055
Shionogi & Co., Ltd.                                                             9,000           167,676
Shiseido Co., Ltd.                                                               5,000            60,811
Trend Micro, Inc. *                                                              4,000           107,341
Yahoo Japan Corp. *                                                                  6            80,646
                                                                                               ---------
                                                                                               1,564,341
                                                                                               ---------

MEXICO                                                      1.5%
Fomento Economico Mexicano, S.A. de C.V.                                        21,600            79,734
Grupo Modelo, S.A. de C.V.                                                      27,100            64,874
Grupo Televisa, S.A. de C.V., ADR                                                3,073           122,490
                                                                                               ---------
                                                                                                 267,098
                                                                                               ---------

NETHERLANDS                                                 3.2%
ABN AMRO Holding N.V.                                                           10,700           250,081
Aegon N.V.                                                                      12,089           178,666
Qiagen N.V. *                                                                    6,100            74,782
Wolters Kluwer CVA                                                               5,182            80,960
                                                                                               ---------
                                                                                                 584,489
                                                                                               ---------

NORWAY                                                      0.7%
Tandberg ASA *                                                                  17,200           126,433
                                                                                               ---------

SINGAPORE                                                   0.6%
Singapore Press Holdings, Ltd.                                                  10,155           113,013
                                                                                               ---------

SOUTH KOREA                                                 1.4%
Samsung Electronics Co., Ltd.                                                      467           176,766
SK Telecom Co., Ltd., ADR                                                        4,500            83,925
                                                                                               ---------
                                                                                                 260,691
                                                                                               ---------

SPAIN                                                       0.4%
Amadeus Global Travel Distribution S.A.                                         10,567           $68,567
                                                                                               ---------

SWEDEN                                                      1.9%
Hennes & Mauritz AB                                                              7,100           168,794
Telefonaktiebolaget LM Ericsson *                                               96,000           172,172
                                                                                               ---------
                                                                                                 340,966
                                                                                               ---------

SWITZERLAND                                                 2.0%
Novartis AG                                                                      2,932           133,057
Roche Holding AG                                                                 2,279           229,779
                                                                                               ---------
                                                                                                 362,836
                                                                                               ---------

UNITED KINGDOM                                             10.5%
3i Group PLC                                                                     6,620            72,970
Boots Group PLC                                                                  7,431            91,659
BP PLC, ADR                                                                      2,988           147,458
Cadbury Schweppes PLC                                                           21,134           154,767
Diageo PLC                                                                       2,950            38,704
New Dixons Group PLC                                                            65,150           161,652
Pearson PLC                                                                     14,340           159,217
Reckitt Benckiser PLC                                                           14,530           327,841

                             GLOBAL SECURITIES FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                December 31, 2003

                                                          % NET                                  VALUE
                                                          ASSETS                SHARES          (NOTE 2)
                                                          ------                ------          --------
UNITED KINGDOM (CONTINUED)                                 10.5%
Reed Elsevier PLC                                                               14,784          $123,308
Rentokil Initial PLC                                                            21,427            72,672
Royal Bank of Scotland Group PLC                                                 6,717           197,359
Smith & Nephew PLC                                                               9,850            82,507
Vodafone Group PLC                                                              80,090           198,006
WPP Group PLC                                                                    8,010            78,426
                                                                                               ---------
                                                                                               1,906,546
                                                                                               ---------

UNITED STATES                                              38.1%
Advanced Micro Devices, Inc. *                                                  14,100           210,090
Affymetrix, Inc. *                                                               3,100            76,291
Amdocs, Ltd. *                                                                   3,000            67,440
American Express Co.                                                             3,070           148,066
Amgen, Inc. *                                                                    2,050           126,690
Applera Corp. - Applied Biosystems Group                                         3,600            74,556
Bank One Corp.                                                                   6,929           315,893
BEA Systems, Inc. *                                                              6,400            78,720
Berkshire Hathaway, Inc., Class B *                                                 55           154,825
Biogen Idec Inc. *                                                                 400            14,712
Boeing Co.                                                                       2,100            88,494
Burlington Resources, Inc.                                                       1,200            66,456
Cadence Design Systems, Inc. *                                                  24,971           448,979
Charles Schwab Corp.                                                             6,500            76,960
Chevron Texaco Corp.                                                             1,708           147,554
Circuit City Stores, Inc.                                                        9,300            94,209
Cisco Systems, Inc. *                                                            4,000            97,160
Citigroup, Inc.                                                                  1,470            71,354
Electronic Arts, Inc. *                                                            704            33,637
Eli Lilly & Co.                                                                  1,200            84,396
Express Scripts, Inc., Class A *                                                 1,200            79,716
Fannie Mae                                                                         810            60,799
Gap, Inc.                                                                        3,900            90,519
Genentech, Inc. *                                                                  400            37,428
Gilead Sciences, Inc. *                                                          2,580           150,001
Gillette Co.                                                                     3,800           139,574
Human Genome Sciences, Inc. *                                                    2,200            29,150
IMS Health, Inc.                                                                 3,900            96,954
International Business Machines Corp.                                              773            71,642
International Flavours & Fragrances, Inc.                                        2,282            79,687
International Game Technology                                                    4,600           164,220
JDS Uniphase Corp. *                                                            33,200           121,180
Johnson & Johnson                                                                2,317           119,696
Juniper Networks, Inc. *                                                         2,300            42,964
Lockheed Martin Corp.                                                            1,700            87,380
MBNA Corp.                                                                       3,100            77,035
Millennium Pharmaceuticals, Inc. *                                               2,100            39,207
Mylan Laboratories, Inc.                                                         3,150            79,569
National Semiconductor Corp. *                                                   4,100           161,581
Northern Trust Corp.                                                               800            37,136
Northrop Grumman Corp.                                                             900            86,040
Novellus Systems, Inc. *                                                         1,800            75,690
NVIDIA Corp. *                                                                   1,200            27,900
Oxford Health Plans, Inc. *                                                      1,600            69,600
Panera Bread Co., Class A *                                                        900            35,577
Pfizer, Inc.                                                                     4,960           175,237
QUALCOMM, Inc.                                                                   7,700           415,261
Quest Diagnostics, Inc. *                                                        2,000           146,220
RadioShack Corp.                                                                 2,400            73,632
Raytheon Co.                                                                     4,300           129,172
Red Hat, Inc. *                                                                  2,600            48,802
SanDisk Corp. *                                                                    500            30,570
Schering-Plough Corp.                                                            5,800           100,862
Scientific-Atlanta, Inc.                                                         2,350            64,155
Sirius Satellite Radio, Inc. *                                                 181,066           572,169

                             GLOBAL SECURITIES FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                December 31, 2003

                                          % NET                                                 VALUE
                                          ASSETS                                SHARES         (NOTE 2)
                                          ------                                ------         --------
UNITED STATES (CONTINUED)
Starbucks Corp. *                                                                2,500        $   82,650
Sybase, Inc. *                                                                   4,154            85,489
Symantec Corp. *                                                                 1,000            34,650
Synopsys, Inc. *                                                                 4,354           146,991
VERITAS Software Corp. *                                                         1,100            40,876
Wachovia Corp.                                                                   4,419           205,881
                                                                                              ----------
                                                                                               6,889,344
                                                                                              ----------
TOTAL COMMON STOCKS
(COST: $13,618,570)                                                                           16,530,173
                                                                                              ----------

PREFERRED STOCKS:                         2.4%

BRAZIL                                    0.9%
Tele Norte Leste Participacoes S.A.                                          9,663,189           151,869
                                                                                              ----------

GERMANY                                   1.5%
Fresenius AG                                                                     1,360            95,016
Porsche AG                                                                         308           182,592
                                                                                              ----------
                                                                                                 277,608
                                                                                              ----------

TOTAL PREFERRED STOCKS
(COST: $336,257)                                                                                 429,477
                                                                                              ----------

                                                     COUPON         MATURITY       PAR
                                                      RATE            DATE        AMOUNT
                                                      ----            ----        ------
CORPORATE NOTES AND BONDS:                0.2%

INDIA                                     0.0%
Hindustan Lever                                      9.000%          1/1/05      $181,800          4,153
                                                                                                 -------

UNITED STATES                             0.2%
Nektar Therapeutics (C)                              3.000          6/30/10        25,000         33,844
                                                                                                 -------
TOTAL CORPORATE NOTES AND BONDS
(COST: $28,908)                                                                                   37,997
                                                                                                 -------

CERTIFICATE OF DEPOSIT:                   1.5%
State Street Eurodollar                                                           271,178        271,178
                                                                                                 -------
TOTAL CERTIFICATE OF DEPOSIT
(COST: $271,178)                                                                                 271,178
                                                                                                 -------

                                                                                SHARES
                                                                                ------
INVESTMENT COMPANIES:                       8.2%

UNITED STATES                               8.2%
SSgA Prime Money Market Fund                                                   802,081           802,081
State Street Navigator Securities
 Lending Prime Portfolio (I)                                                   688,700           688,700
                                                                                             -----------
                                                                                               1,490,781
                                                                                             -----------
TOTAL INVESTMENT COMPANIES
(COST: $1,490,781)                                                                             1,490,781
                                                                                             -----------

TOTAL INVESTMENTS                         103.7%                                              18,759,606
(COST: $15,745,694**)
NET OTHER ASSETS AND LIABILITIES           (3.7)%                                               (668,704)
                                          -----                                              -----------
TOTAL NET ASSETS                          100.0%                                             $18,090,902
                                          =====                                              ===========

                             GLOBAL SECURITIES FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                December 31, 2003

*        Non-income producing.

**       Aggregate cost for Federal tax purposes was $16,251,881.

(C) Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.

(I)      Represents collateral held in connection with securities lending.

ADR      American Depository Receipt.
PLC      Public Limited Company.

OTHER INFORMATION:

Industry Categories as a Percentage of Net Assets:         % of Net Assets
--------------------------------------------------         ---------------
   Drugs & Health Care                                          12.8%
   Telecommunications                                            7.7%
   Net Other Assets and Liabilities                              6.0%
   Financial Services                                            5.8%
   Banks                                                         5.2%
   Communication Services                                        5.1%
   Insurance                                                     4.7%
   Retail                                                        4.5%
   Oil & Gas                                                     4.4%
   Computer Software/Services                                    4.3%
   Electronics                                                   4.2%
   Aerospace                                                     3.6%
   Telephone                                                     3.3%
   Medical Products/Supplies                                     3.0%
   Cosmetics & Toiletries                                        2.9%
   Computers & Business Equipment                                2.6%
   Food & Beverages                                              2.6%
   Software                                                      2.4%
   Publishing                                                    2.0%
   Finance & Banking                                             1.9%
   Media-TV/Radio/Cable                                          1.6%
   Semiconductors                                                1.5%
   Business Services                                             1.1%
   Automobiles                                                   1.0%
   Entertainment                                                 0.9%
   Household Products                                            0.8%
   Medical Services                                              0.8%
   Gas & Pipeline Utilities                                      0.5%
   Hotels & Restaurants                                          0.5%
   Television                                                    0.5%
   Advertising                                                   0.4%
   Chemicals                                                     0.4%
   Manufacturing                                                 0.4%
   Transportation                                                0.4%
   Construction Materials                                        0.2%
                                                               -----
                                                               100.0%
                                                               =====

See accompanying notes to financial statements.

                            INTERNATIONAL STOCK FUND
                             SCHEDULE OF INVESTMENTS
                                December 31, 2003

                                                          % NET                                   VALUE
                                                          ASSETS                 SHARES          (NOTE 2)
                                                          ------                 ------          --------
COMMON STOCKS:                                            95.1%

ARGENTINA                                                  0.2%
Tenaris S.A., ADR *                                                               2,578         $  85,899
                                                                                                ---------

AUSTRALIA                                                  1.5%
BHP, Ltd.                                                                        59,522           546,321
John Fairfax Holdings, Ltd.                                                      36,128            95,753
Macquarie Infrastructure Group                                                   53,617           137,261
TABCORP Holdings, Ltd.                                                           10,700            90,475
                                                                                                ---------
                                                                                                  869,810
                                                                                                ---------

AUSTRIA                                                    0.2%
Erste Bank der oesterreichischen Sparkassen AG                                    1,140           140,719
                                                                                                ---------

BELGIUM                                                    1.2%
Ackermans & van Haaren N.V.                                                       2,900            63,394
Fortis Group                                                                     27,200           546,274
Solvus S.A. *                                                                     5,518            79,883
Solvus S.A. Strip VVPR *                                                            218                 3
                                                                                                ---------
                                                                                                  689,554
                                                                                                ---------

BRAZIL                                                     1.8%
Brasil Telecom Participacoes S.A., ADR                                            1,800            68,040
Brasileira Distribuicao Pao de Acucar, ADR                                        2,820            70,923
Companhia de Bebidas, ADR                                                         4,620           117,856
Companhia Paranaense de Energia, ADR *                                           19,900            94,923
Companhia Vale do Rio Doce, ADR                                                   3,550           207,675
Embraer Aircraft Corp., ADR                                                       5,200           182,156
Petroleo Brasileiro, S.A., ADR                                                    5,500           160,820
Souza Cruz S.A.                                                                  11,500           120,452
                                                                                                ---------
                                                                                                1,022,845
                                                                                                ---------

CHILE                                                      0.3%
AFP Provida, ADR                                                                  6,250           176,312
                                                                                                ---------

CHINA                                                      0.7%
Beijing Capital Land, Ltd., Class H *                                            31,000             8,185
China Mobile HK, Ltd., ADR                                                        9,800           152,194
CNOOC, Ltd., ADR                                                                  3,390           135,329
Sinotrans, Ltd.                                                                 195,000            87,909
                                                                                                ---------
                                                                                                  383,617
                                                                                                ---------

CROATIA                                                    0.3%
Pliva D.D., GDR (C)                                                               9,500           153,593
                                                                                                ---------

CZECH REPUBLIC                                             0.2%
Cesky Telecom A.S.                                                                7,800            88,757
                                                                                                ---------

DENMARK                                                    0.3%
Novo Nordisk A/S                                                                  4,500           183,116
                                                                                                ---------

EGYPT                                                      0.2%
Commercial International Bank of Egypt                                           17,800            63,520
Egypt Mobile Telecom                                                              6,104            74,763
                                                                                                ---------
                                                                                                  138,283
                                                                                                ---------

FINLAND                                                    2.7%
Amer Group, Ltd.                                                                  4,000           173,117
Nokia Oyj                                                                        61,500         1,062,346
Sampo Oyj                                                                        11,500           118,813
TietoEnator Oyj                                                                   3,900           106,630
Vaisala Oyj                                                                       3,000            92,607
                                                                                                ---------
                                                                                                1,553,513
                                                                                                ---------

                            INTERNATIONAL STOCK FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                December 31, 2003

                                                          % NET                                   VALUE
                                                          ASSETS                 SHARES          (NOTE 2)
                                                          ------                 ------          --------
FRANCE                                                     7.7%
Aventis S.A.                                                                      8,400         $ 554,579
BNP Paribas                                                                       9,280           583,682
Carbone-Lorraine S.A.                                                             3,600           132,219
Carrefour S.A.                                                                    3,850           211,107
Credit Agricole S.A.                                                             24,763           590,619
Euronext N.V.                                                                     4,500           113,792
Lagardere S.C.A.                                                                  8,470           488,447
Neopost S.A.                                                                      4,000           201,592
Schneider Electric S.A.                                                           4,400           287,722
Total S.A., Series B                                                              6,330         1,175,587
Union Financiere de France Banque S.A.                                            1,000            32,885
                                                                                                ---------
                                                                                                4,372,231
                                                                                                ---------

GERMANY                                                    3.9%
Bayerische Motoren Werke (BMW) AG                                                 4,500           208,364
Deutsche Telekom AG *                                                            40,300           736,760
Fielmann AG                                                                       1,900            87,880
Medion AG                                                                         2,700           105,458
MG Technologies                                                                   6,800            95,101
Muenchener Ruckversicherungs-Gesellschaft AG                                      1,500           181,660
Puma AG                                                                           1,000           176,393
Siemens AG NPV                                                                    5,000           400,034
Stada Arzneimittel AG                                                             2,000           123,929
Techem AG *                                                                       4,400            85,097
                                                                                                ---------
                                                                                                2,200,676
                                                                                                ---------

GREECE                                                     0.2%
Greek Organization of Football Prognostics                                        9,740           140,882
                                                                                                ---------

HONG KONG                                                  1.2%
China Resources Power Holdings Co., Ltd. *                                       32,000            14,838
CLP Holdings, Ltd.                                                               65,000           308,936
Esprit Asia Holdings, Ltd.                                                       57,545           191,230
Hong Kong and China Gas Co., Ltd.                                               111,000           169,422
Tingyi Holdings Corp.                                                            42,000             9,846
                                                                                                ---------
                                                                                                  694,272
                                                                                                ---------

HUNGARY                                                    0.5%
Gedeon Richter Rt.                                                                2,300           270,676
                                                                                                ---------

INDIA                                                      1.5%
Hero Honda Motors, Ltd.                                                           6,800            67,081
Hindalco Industries, Ltd., GDR (C)                                                4,300           132,727
Hindustan Lever, Ltd.                                                            15,200            68,383
Reliance Industries, Ltd., GDR (C)                                                8,070           202,701
Satyam Computer Services, Ltd.                                                   22,000           177,620
State Bank of India, GDR (C)                                                      9,600           226,613
                                                                                                ---------
                                                                                                  875,125
                                                                                                ---------

INDONESIA                                                  0.7%
HM Sampoerna Tbk PT                                                             298,500           158,597
PT Bank Mandiri *                                                               286,000            33,957
Telekomunikasi Indonesia                                                         42,900            34,381
Telekomunikasi Indonesia, ADR                                                    10,300           169,126
                                                                                                ---------
                                                                                                  396,061
                                                                                                ---------

                            INTERNATIONAL STOCK FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                December 31, 2003

                                                          % NET                                   VALUE
                                                          ASSETS                 SHARES          (NOTE 2)
                                                          ------                 ------          --------
IRELAND                                                    3.1%
Allied Irish Banks PLC                                                           21,848         $ 349,598
Allied Irish Banks PLC                                                            2,000            31,877
Anglo Irish Bank Corp.                                                           11,255           178,677
Bank of Ireland                                                                  21,200           288,478
Bank of Ireland - Ord                                                            20,800           282,511
CRH PLC                                                                          22,968           470,251
DCC PLC                                                                          10,800           148,322
Waterford Wedgwood PLC                                                          119,521            33,130
                                                                                                ---------
                                                                                                1,782,844
                                                                                                ---------

ISRAEL                                                     0.4%
Bank Hapoalim, Ltd. *                                                            38,800            95,388
Koor Industries, Ltd. *                                                           3,571           138,999
                                                                                                ---------
                                                                                                  234,387
                                                                                                ---------

ITALY                                                      2.5%
Davide Campari-Milano SpA                                                         2,900           140,673
ENI SpA                                                                          43,000           810,501
Interpump Group SpA                                                              22,100            98,849
Snam Rete Gas SpA                                                                83,500           353,492
                                                                                                ---------
                                                                                                1,403,515
                                                                                                ---------

JAPAN                                                     12.7%
ACOM Co., Ltd.                                                                   10,900           494,460
Canon, Inc.                                                                      15,000           698,651
Daito Trust Construction Co., Ltd.                                                5,000           148,411
East Japan Railway Co.                                                               92           433,659
Fanuc, Ltd.                                                                       6,100           365,539
Funai Electric Co., Ltd.                                                            700            96,112
Hisamitsu Pharmaceutical Co., Inc.                                                7,000            82,718
Honda Motor Co., Ltd.                                                            11,200           497,615
Japan Tobacco, Inc.                                                                  14           102,581
Kao Corp.                                                                        10,000           203,482
KOSE Corp.                                                                        2,700            97,279
NEC Electronics Corp. *                                                           2,000           146,357
Nichii Gakkan Co.                                                                 1,540            87,396
Nippon Ceramic Co., Ltd.                                                          3,000            28,282
Nissan Motor Co., Ltd.                                                           52,900           604,374
Nissin Kogyo Co., Ltd.                                                            3,900            86,274
Nomura Holdings, Inc.                                                            39,000           664,349
NTT DoCoMo, Inc.                                                                    243           551,165
Rohm Co., Ltd.                                                                    1,500           175,853
Sammy Corp.                                                                       3,100            76,534
Secom Techno Service Co., Ltd.                                                    3,000            80,926
Shin Etsu Chem Co.                                                                4,200           171,709
Suruga Bank, Ltd.                                                                14,000            90,036
Takeda Chemical Industries, Ltd.                                                 15,500           614,879
Tokyo Gas Co., Ltd.                                                              83,000           295,944
Uniden Corp.                                                                      7,000           128,520
USS Co., Ltd.                                                                     2,050           145,041
Yoshinoya D&C Co., Ltd.                                                              26            37,859
                                                                                                ---------
                                                                                                7,206,005
                                                                                                ---------

KOREA                                                      0.4%
LG Electronics, Inc. *                                                            1,400            68,854
SK Telecom Co., Ltd.                                                                840           140,294
                                                                                                ---------
                                                                                                  209,148
                                                                                                ---------

                            INTERNATIONAL STOCK FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                December 31, 2003

                                                          % NET                                   VALUE
                                                          ASSETS                 SHARES          (NOTE 2)
                                                          ------                 ------          --------
MEXICO                                                     1.4%
America Telecom, S.A. de C.V., Series A1 *                                       82,900         $ 107,710
Cemex S.A., ADR                                                                   2,880            75,456
Fomento Economico Mexicano S.A. de C.V., ADR                                      1,860            68,597
Grupo Financiero Banorte, Series O                                               22,700            78,784
Grupo Televisa, S.A. de C.V., ADR                                                 2,550           101,643
Kimberly-Clark de Mexico, Class A                                                26,100            66,893
Telefonos de Mexico, ADR                                                          8,360           276,131
                                                                                                ---------
                                                                                                  775,214
                                                                                                ---------

NETHERLANDS                                                6.7%
ABN AMRO Holding N.V.                                                            11,000           257,093
Boskalis Westminster N.V.                                                         4,186           110,283
Fugro N.V.                                                                        2,948           151,550
Heineken N.V.                                                                    12,587           478,783
Hunter Douglas N.V.                                                               5,341           249,710
IHC Caland N.V.                                                                   2,262           122,550
Imtech N.V.                                                                       4,400           114,091
Koninklijke KPN                                                                  92,900           716,342
Philips Electronics N.V.                                                         26,200           764,198
Royal Dutch Petroleum Co.                                                        11,300           595,125
Telegraag Holdings                                                                6,000           135,319
United Services Group N.V.                                                        3,675            84,040
                                                                                                ---------
                                                                                                3,779,084
                                                                                                ---------

NORWAY                                                     0.8%
Den Norske Bank ASA                                                              15,600           103,906
Ekornes ASA                                                                       8,500           156,841
Statoil ASA                                                                      17,600           197,360
                                                                                                ---------
                                                                                                  458,107
                                                                                                ---------

PERU                                                       0.2%
Credicorp, Ltd.                                                                   6,900            92,115
                                                                                                ---------

PHILIPPINES                                                0.2%
Philippine Long Distance Telephone Co., ADR *                                     5,100            88,842
                                                                                                ---------

RUSSIA                                                     0.4%
LUKOIL, ADR                                                                       1,410           131,130
Wimm-Bill-Dann Foods OJSC, ADR *                                                  4,680            79,560
Yukos Corp., ADR                                                                    800            34,080
                                                                                                ---------
                                                                                                  244,770
                                                                                                ---------

SINGAPORE                                                  1.3%
Overseas Chinese Banking Corp., Ltd.                                             61,000           434,611
United Overseas Bank, Ltd.                                                       39,000           303,127
                                                                                                ---------
                                                                                                  737,738
                                                                                                ---------

SOUTH AFRICA                                               2.0%
ABSA Group, Ltd.                                                                 31,850           200,619
Impala Platinum Holdings, Ltd.                                                    1,550           134,378
Iscor, Ltd.                                                                      50,894           219,092
Kumba Resources, Ltd.                                                            15,200            83,496
Old Mutual PLC                                                                   59,200            97,221
Sanlam, Ltd.                                                                     56,000            73,661
Sappi, Ltd.                                                                       6,440            87,598
Sasol, Ltd.                                                                       8,790           124,819
Steinhoff International Holdings, Ltd.                                          110,623           126,495
                                                                                                ---------
                                                                                                1,147,379
                                                                                                ---------

                            INTERNATIONAL STOCK FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                December 31, 2003

                                                                 % NET                         VALUE
                                                                 ASSETS       SHARES          (NOTE 2)
                                                                 ------       ------         ---------
SOUTH KOREA                                                       3.2%
Daewoo Shipbuilding & Marine Engineering Co., Ltd., GDR (C) *                 4,400           $111,540
Hite Brewery Co., Ltd.                                                        1,150             84,356
Kookmin Bank                                                                  9,501            356,038
KT Corp., ADR                                                                10,700            204,049
LG Household & Health Care, Ltd.                                              2,700             70,474
POSCO, ADR                                                                    5,100            173,247
Samsung Electronics Co., Ltd., GDR (C)                                        1,960            368,480
Samsung Fire & Marine Insurance Co., Ltd.                                     1,980            113,831
Samsung SDI Co., Ltd.                                                           900            106,127
SK Corp.                                                                      4,200             96,584
SK Telecom Co., Ltd., ADR                                                     5,700            106,305
                                                                                             ---------
                                                                                             1,791,031
                                                                                             ---------

SPAIN                                                             2.9%
Abengoa, S.A.                                                                13,000             94,509
Aldeasa, S.A.                                                                 3,900             98,276
Altadis, S.A.                                                                13,100            371,370
Banco Pastor, S.A.                                                            2,500             76,668
Corporacion Mapfre S.A.                                                      10,300            145,737
Endesa, S.A.                                                                 31,600            607,170
Indra Sistemas, S.A.                                                          7,500             96,103
Prosegur, CIA de Seguridad S.A.                                               7,600            123,526
                                                                                             ---------
                                                                                             1,613,359
                                                                                             ---------

SWEDEN                                                            1.7%
Alfa Laval                                                                    7,800            118,744
Autoliv, Inc., SDR                                                            2,400             91,091
Elekta AB *                                                                   9,580            179,805
Eniro AB                                                                     11,300            108,400
Sandvik AB                                                                    5,500            189,634
Swedish Match AB                                                             24,900            254,442
                                                                                             ---------
                                                                                               942,116
                                                                                             ---------

SWITZERLAND                                                       6.3%
Compagnie Financiere Richemont AG *                                          19,500            468,076
Credit Suisse Group                                                          22,500            822,860
Edipresse S.A.                                                                  230            111,533
Kaba Holding AG, Series B                                                       550            111,129
Roche Holding AG                                                              6,100            615,029
Swiss Reinsurance                                                             9,700            654,611
UBS AG                                                                       11,100            759,856
                                                                                             ---------
                                                                                             3,543,094
                                                                                             ---------

TAIWAN                                                            1.2%
Advantech Co., Ltd.                                                          59,665            102,810
Ambit Microsystems Corp.                                                     33,600             88,577
Chinatrust Financial Holding Co., Ltd.                                       89,830             90,227
Chunghwa Telecom Co., Ltd., ADR                                               2,200             31,900
Compal Electronics, Inc., GDR                                                12,297             85,464
Fubon Group Co., Ltd.                                                       133,000            127,320
United Microelectronics Corp., ADR *                                         12,199             60,385
United Microelectronics Corp. *                                             105,686             90,588
                                                                                             ---------
                                                                                               677,271
                                                                                             ---------

THAILAND                                                          0.7%
Delta Electronics (Thailand) Public Co., Ltd.                               102,300             68,419
PTT PLC                                                                      58,400            254,986
Thai Union Frozen Products Public Co., Ltd. - Foreign                       107,400             86,739
                                                                                             ---------
                                                                                               410,144
                                                                                             ---------

                            INTERNATIONAL STOCK FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                December 31, 2003

                                                             % NET                             VALUE
                                                            ASSETS           SHARES           (NOTE 2)
                                                            ------           ------           --------
TURKEY                                                        0.2%
Turkiye Garanti Bankasi A.S., ADR (C)*                                       29,426         $   85,869
                                                                                             ---------
UNITED KINGDOM                                               21.3%
Barclays PLC                                                                102,000            907,190
Boots Group PLC                                                              39,800            490,921
BP PLC                                                                       94,600            764,962
Bunzl PLC                                                                    13,100             99,792
Cadbury Schweppes PLC                                                        69,700            510,425
Carpetright PLC - Ord                                                         9,200            136,060
Cattles PLC                                                                  13,900             82,935
Collins Stewart Tullett PLC                                                  17,568            138,767
Diageo PLC                                                                   47,300            620,582
Euromoney Institutional Investor PLC                                          3,400             23,776
GlaxoSmithKline PLC                                                          49,400          1,128,724
HSBC Holdings PLC                                                            84,802          1,329,081
Imperial Tobacco Group PLC                                                   12,040            236,412
Intertek Group PLC                                                           14,900            122,613
John Wood Group PLC                                                          41,300             99,341
Kesa Electricals PLC                                                         24,180            111,036
Kidde PLC                                                                    95,700            181,933
Luminar PLC - Ord                                                            10,000             72,652
Man Group PLC                                                                 7,376            192,363
Northgate PLC - Ord                                                          12,300            114,172
Rentokil Initial PLC                                                        141,500            479,911
Rio Tinto PLC                                                                15,500            426,922
Royal Bank of Scotland Group PLC                                             27,000            793,312
Signet Group PLC, ADR                                                         2,750            153,862
Singer & Friedlander Group PLC                                               16,233             60,344
Smiths Group PLC                                                             26,900            317,398
Tesco PLC                                                                    93,400            429,731
Trinity Mirror PLC                                                           13,200            133,129
Unilever PLC                                                                 37,500            348,587
Vodafone Group PLC                                                          571,800          1,413,659
William Hill PLC                                                             18,400            140,248
                                                                                            ----------
                                                                                            12,060,840
                                                                                            ----------

VENEZUELA                                                     0.2%
CANTV, ADR                                                                    6,931            105,767
                                                                                            ----------

TOTAL COMMON STOCKS
(COST: $44,619,679)                                                                         53,824,580
                                                                                            ----------

PREFERRED STOCKS:                                             0.9%

BRAZIL                                                        0.6%
Caemi Mineracao e Metalurgica S.A.                                          525,700            231,017
Telemar Norte Leste S.A., Class A                                         4,220,000             84,108
                                                                                            ----------
                                                                                               315,125
                                                                                            ----------

GERMANY                                                       0.3%
Porsche AG                                                                      340            201,563
                                                                                            ----------

TOTAL PREFERRED STOCKS
(COST: $304,108)                                                                               516,688
                                                                                            ----------

WARRANTS AND RIGHTS:                                          0.0%

JAPAN                                                         0.0%
Belluna Co., Ltd. *                                                             120                  0
                                                                                            ----------

TOTAL WARRANTS AND RIGHTS
(COST: $113)                                                                                         0
                                                                                            ----------

                            INTERNATIONAL STOCK FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                December 31, 2003

                                                            % NET                            VALUE
                                                            ASSETS          SHARES          (NOTE 2)
                                                            ------          ------          --------
INVESTMENT COMPANY:                                           3.7%

UNITED STATES                                                 3.7%
SSgA Prime Money Market Fund                                               2,117,655       $ 2,117,655
                                                                                           -----------

TOTAL INVESTMENT COMPANY
(COST: $2,117,655)                                                                           2,117,655
                                                                                           -----------

TOTAL INVESTMENTS                                            99.7%                          56,458,923
(COST: $47,041,555**)
NET OTHER ASSETS AND LIABILITIES                              0.3%                             146,985
                                                            -----                          -----------
TOTAL NET ASSETS                                            100.0%                         $56,605,908
                                                            =====                          ===========

*    Non-income producing.

**   Aggregate cost for Federal tax purposes was $47,199,829.

(C) Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.

ADR  American Depository Receipt.

GDR  Global Depository Receipt.

PLC  Public Limited Company.

SDR  Swedish Depository Receipt.

OTHER INFORMATION:

Industry Categories as a Percentage of Net Assets:     % of Net Assets
--------------------------------------------------     ---------------
Banks                                                      17.3%
Oil & Gas                                                   9.4%
Drugs & Health Care                                         6.9%
Communication Services                                      6.7%
Telecommunications                                          6.6%
Financial Services                                          5.5%
Food & Beverages                                            4.5%
Net Other Assets and Liabilities                            4.0%
Mining                                                      3.8%
Retail                                                      3.8%
Automobiles                                                 2.9%
Computers & Business Equipment                              2.7%
Insurance                                                   2.5%
Household Appliances & Home Furnishings                     2.4%
Tobacco                                                     2.2%
Business Services                                           2.1%
Electronics                                                 2.0%
Electric Utilities                                          1.8%
Electrical Equipment                                        1.7%
Manufacturing                                               1.5%
Conglomerates                                               1.3%
Leisure Time                                                1.1%
Construction & Mining Equipment                             1.0%
Railroads & Equipment                                       1.0%
Chemicals                                                   0.8%
Industrial Machinery                                        0.8%
Household Products                                          0.6%
Publishing                                                  0.6%
Aerospace                                                   0.3%
Apparel & Textiles                                          0.3%
Gas & Pipeline Utilities                                    0.3%
Paper                                                       0.3%
Software                                                    0.3%
Auto Parts                                                  0.2%
Computer Software/Services                                  0.2%
Shipbuilding                                                0.2%
Transportation                                              0.2%
Construction Materials                                      0.1%
Hotels & Restaurants                                        0.1%
                                                          -----
                                                          100.0%
                                                          =====

See accompanying notes to financial statements.

                                ULTRA SERIES FUND
                      STATEMENTS OF ASSETS AND LIABILITIES
                                December 31, 2003

                                                              MONEY                       HIGH                        GROWTH AND
                                                             MARKET         BOND         INCOME         BALANCED        INCOME
                                                              FUND          FUND          FUND            FUND        STOCK FUND
                                                              ----          ----          ----            ----        ----------
ASSETS:
Investments in securities, at value*
  (see accompanying schedule)                             $140,983,386  $662,178,524  $102,151,867   $ 807,949,003  $ 1,099,811,192
Cash                                                                --            --        26,250              --               --
Foreign currency**                                                  --            --         8,446              --               --
Receivables:
  Investment securities sold                                        --            --            --              --               --
  Fund shares sold                                              92,059       217,855        82,121         517,780          888,616
  Dividends and interest                                       354,389     5,291,236     1,615,709       3,896,246        2,284,835
  Foreign tax reclaims                                              --            --         3,880              --               --
                                                          ------------  ------------  ------------   -------------  ---------------
    Total assets                                           141,429,834   667,687,615   103,888,273     812,363,029    1,102,984,643
                                                          ------------  ------------  ------------   -------------  ---------------

LIABILITIES:
Unrealized depreciation on forward currency contracts               --            --        42,785              --               --
Payables:
  Investment securities purchased                                   --            --        26,250       4,941,331               --
  Upon return of securities loaned                                  --   115,124,186    15,524,706      94,821,854       36,475,400
  Fund shares redeemed                                              --            --            --              --               --
  Accrued management fees                                       53,888       252,414        54,503         414,892          524,166
  Accrued expenses and other payables                               --            --            --           4,681           13,035
                                                          ------------  ------------  ------------   -------------  ---------------
    Total liabilities                                           53,888   115,376,600    15,648,244     100,182,758       37,012,601
                                                          ------------  ------------  ------------   -------------  ---------------
Net assets applicable to outstanding capital stock        $141,375,946  $552,311,015  $ 88,240,029   $ 712,180,271  $ 1,065,972,042
                                                          ============  ============  ============   =============  ===============
Represented by:
  Capital stock and additional paid-in capital            $141,375,946  $549,782,730  $ 85,330,221   $ 677,996,127  $ 1,003,430,628
  Accumulated undistributed (overdistributed)
   net investment income                                            --       755,366        67,627         516,801          424,182
  Accumulated net realized gain (loss) on investments
   and foreign currency related transactions                        --    (9,779,260)   (1,156,160)    (45,396,448)     (49,262,918)
  Unrealized appreciation (depreciation) on investments
   (including appreciation (depreciation) on foreign
   currency related transactions)                                   --    11,552,179     3,998,341      79,063,791      111,380,150
                                                          ------------  ------------  ------------   -------------  ---------------
Total net assets - representing net assets
  applicable to outstanding capital stock                 $141,375,946  $552,311,015  $ 88,240,029   $ 712,180,271  $ 1,065,972,042
                                                          ============  ============  ============   =============  ===============
Number of Class Z Shares issued and outstanding            141,375,946    52,956,742     8,687,895      39,469,901       38,740,646
                                                          ============  ============  ============   =============  ===============
Net asset value per share of outstanding capital stock    $       1.00  $      10.43  $      10.16   $       18.04  $         27.52
                                                          ============  ============  ============   =============  ===============
*Cost of Investments                                      $140,983,386  $650,626,345  $ 98,111,157   $ 728,885,212  $   988,431,042
                                                          ------------  ------------  ------------   -------------  ---------------
**Cost of Foreign Currency                                $         --  $         --  $      8,303   $          --  $            --
                                                          ------------  ------------  ------------   -------------  ---------------

See accompanying notes to financial statements.

                                ULTRA SERIES FUND
                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
                                December 31, 2003

                                                             CAPITAL         MID-CAP       MULTI-CAP       GLOBAL     INTERNATIONAL
                                                          APPRECIATION        STOCK      GROWTH STOCK    SECURITIES       STOCK
                                                           STOCK FUND         FUND           FUND           FUND          FUND
                                                           ----------         ----           ----           ----          ----
ASSETS:
Investments in securities, at value*
  (see accompanying schedule)                             $ 637,685,871  $ 167,559,832  $ 302,446,939  $  18,759,606  $  56,458,923
Cash                                                                 --             --             --             --          4,902
Foreign currency**                                                   --             --              8         21,493        114,782
Receivables:
  Investment securities sold                                         --        255,499      3,387,022          8,689             --
  Fund shares sold                                              521,442        166,297        393,613             --         14,469
  Dividends and interest                                        593,971        130,752         52,136         14,000         95,804
  Foreign tax reclaims                                               --             --             18          4,656         36,163
                                                          -------------  -------------  -------------  -------------  -------------
    Total assets                                            638,801,284    168,112,380    306,279,736     18,808,444     56,725,043
                                                          -------------  -------------  -------------  -------------  -------------

LIABILITIES:
Payables:
  Investment securities purchased                                    --        422,304      4,392,658             --             --
  Upon return of securities loaned                           20,794,374      8,861,052     32,772,543        688,700             --
  Fund shares redeemed                                               --             --             --            622             --
  Accrued management fees                                       404,065        130,898        185,939         27,507         55,317
  Accrued expenses and other payables                                --             --             --            713         63,818
                                                          -------------  -------------  -------------  -------------  -------------
    Total liabilities                                        21,198,439      9,414,254     37,351,140        717,542        119,135
                                                          -------------  -------------  -------------  -------------  -------------
Net assets applicable to outstanding capital stock        $ 617,602,845  $ 158,698,126  $ 268,928,596  $  18,090,902  $  56,605,908
                                                          =============  =============  =============  =============  =============
Represented by:
  Capital stock and additional paid-in capital            $ 688,084,511  $ 136,655,293  $ 225,967,099  $  17,128,547  $  52,053,053
  Accumulated undistributed (overdistributed)
   net investment income                                         89,554         14,611             --         (1,993)       (72,314)
  Accumulated net realized gain (loss) on investments
   and foreign currency related transactions               (175,126,956)    (5,728,296)     5,909,502     (2,036,817)    (4,745,568)
  Unrealized appreciation (depreciation) on investments
   (including appreciation (depreciation) on foreign
   currency related transactions)                           104,555,736     27,756,518     37,051,995      3,001,165      9,370,737
                                                          -------------  -------------  -------------  -------------  -------------

Total net assets - representing net assets applicable to
  outstanding capital stock                               $ 617,602,845  $ 158,698,126  $ 268,928,596  $  18,090,902  $  56,605,908
                                                          =============  =============  =============  =============  =============
Number of Class Z Shares issued and outstanding              33,947,825     10,826,347     43,370,857      1,860,425      5,933,894
                                                          =============  =============  =============  =============  =============
Net asset value per share of outstanding capital stock    $       18.19  $       14.66  $        6.20  $        9.72  $        9.54
                                                          =============  =============  =============  =============  =============
*Cost of Investments                                      $ 533,130,135  $ 139,803,314  $ 265,394,947  $  15,745,694  $  47,041,555
                                                          -------------  -------------  -------------  -------------  -------------
**Cost of Foreign Currency                                $          --  $          --  $           7  $      21,481  $     113,958
                                                          -------------  -------------  -------------  -------------  -------------

See accompanying notes to financial statements.

                                ULTRA SERIES FUND
                            STATEMENTS OF OPERATIONS
                          Year Ended December 31, 2003

                                                                 MONEY                      HIGH                        GROWTH AND
                                                                MARKET        BOND         INCOME      BALANCED           INCOME
                                                                 FUND         FUND          FUND         FUND           STOCK FUND
                                                             ----------  -------------  ------------  -------------    ------------
INVESTMENT INCOME:

  Interest income                                            $1,961,336  $  27,355,553  $  3,857,289  $  14,476,554   $     419,871

  Dividend income                                                    --          2,124        16,824      6,596,610      18,907,403

    Less: Foreign taxes withheld                                     --             --            --        (45,976)       (108,084)

  Securities lending income                                          --         99,925        12,562         63,066          18,559
                                                             ----------  -------------  ------------  -------------   -------------
    Total income                                              1,961,336     27,457,602     3,886,675     21,090,254      19,237,749
                                                             ----------  -------------  ------------  -------------   -------------

EXPENSES:

  Management fees                                               734,644      3,119,105       361,330      4,382,082       5,034,249

  Trustees' fees                                                  1,631          4,680         1,168          4,841           5,674

  Audit fees                                                      5,022         16,266         2,071         17,293          22,645
                                                             ----------  -------------  ------------  -------------   -------------
    Total expenses                                              741,297      3,140,051       364,569      4,404,216       5,062,568
                                                             ----------  -------------  ------------  -------------   -------------
NET INVESTMENT INCOME                                         1,220,039     24,317,551     3,522,106     16,686,038      14,175,181
                                                             ----------  -------------  ------------  -------------   -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

  Net realized gain (loss) on investments
   (including net realized gain (loss) on foreign
   currency related transactions)                                 3,885        766,949       368,297    (16,662,863)    (24,231,973)

  Net change in unrealized appreciation (depreciation) on:
   Investments (including net unrealized appreciation
   (depreciation) on foreign currency related transactions)          --     (8,850,659)    4,425,204     98,876,095     213,715,935
                                                             ----------  -------------  ------------  -------------   -------------
NET GAIN (LOSS) ON INVESTMENTS                                    3,885     (8,083,710)    4,793,501     82,213,232     189,483,962
                                                             ----------  -------------  ------------  -------------   -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS         $1,223,924  $  16,233,841  $  8,315,607  $  98,899,270   $ 203,659,143
                                                             ==========  =============  ============  =============   =============

See accompanying notes to financial statements.

                                ULTRA SERIES FUND
                      STATEMENTS OF OPERATIONS (CONTINUED)
                          Year Ended December 31, 2003

                                                               CAPITAL        MID-CAP      MULTI-CAP      GLOBAL      INTERNATIONAL
                                                             APPRECIATION      STOCK     GROWTH STOCK   SECURITIES        STOCK
                                                              STOCK FUND       FUND          FUND          FUND           FUND
                                                              ----------       ----          ----          ----           ----
INVESTMENT INCOME:

  Interest income                                            $    287,059   $    58,936   $    61,572   $     6,277   $      12,920

  Dividend income                                               7,393,142     1,794,910       947,561       220,286         896,203

    Less: Foreign taxes withheld                                       --            --        (6,656)      (18,245)        (86,275)

  Securities lending income                                        69,265        20,142        18,677         1,601              --
                                                             ------------   -----------   -----------   -----------   -------------
    Total income                                                7,749,466     1,873,988     1,021,154       209,919         822,848
                                                             ------------   -----------   -----------   -----------   -------------

EXPENSES:

  Management fees                                               4,883,114     1,192,299     1,306,152       123,101         380,300

  Trustees' fees                                                    5,032         1,486         1,645           353           1,113

  Audit fees                                                       18,502         4,089         5,110         1,340           1,717
                                                             ------------   -----------   -----------   -----------   -------------
    Total expenses                                              4,906,648     1,197,874     1,312,907       124,794         383,130
                                                             ------------   -----------   -----------   -----------   -------------
NET INVESTMENT INCOME (LOSS)                                    2,842,818       676,114      (291,753)       85,125         439,718
                                                             ------------   -----------   -----------   -----------   -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

  Net realized gain (loss) on investments (including
   net realized gain (loss) on foreign currency
   related transactions)                                      (58,697,964)   (1,552,375)   14,559,928        (5,156)       (251,621)

  Net change in unrealized appreciation (depreciation) on:
   Investments (including net unrealized appreciation
   (depreciation) on foreign currency related transactions)   214,078,600    34,320,922    33,313,146     4,827,947      10,701,649
                                                             ------------   -----------   -----------   -----------   -------------
NET GAIN (LOSS) ON INVESTMENTS                                155,380,636    32,768,547    47,873,074     4,822,791      10,450,028
                                                             ------------   -----------   -----------   -----------   -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS         $158,223,454   $33,444,661   $47,581,321   $ 4,907,916   $  10,889,746
                                                             ============   ===========   ===========   ===========   =============

See accompanying notes to financial statements.

                                ULTRA SERIES FUND
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                  MONEY MARKET FUND                          BOND FUND
                                                                  -----------------                          ---------
                                                            YEAR ENDED          YEAR ENDED          YEAR ENDED         YEAR ENDED
                                                         DECEMBER 31, 2003   DECEMBER 31, 2002  DECEMBER 31, 2003  DECEMBER 31, 2002
                                                         -----------------   -----------------  -----------------  -----------------
OPERATIONS:

  Net investment income                                    $   1,220,039       $   2,631,838      $  24,317,551     $  23,222,392

  Net realized gain (loss) on investments                          3,885              55,069            766,949        (1,636,641)

  Net change in unrealized appreciation or
   depreciation on investments                                        --                  --         (8,850,659)       15,699,677
                                                           -------------       -------------      -------------     -------------
   Change in net assets from operations                        1,223,924           2,686,907         16,233,841        37,285,428
                                                           -------------       -------------      -------------     -------------

DISTRIBUTIONS TO SHAREHOLDERS:

  From net investment income                                  (1,223,924)         (2,686,907)       (25,129,017)      (22,701,171)
                                                           -------------       -------------      -------------     -------------
   Change in net assets from distributions                    (1,223,924)         (2,686,907)       (25,129,017)      (22,701,171)
                                                           -------------       -------------      -------------     -------------

Class Z Share transactions:

  Proceeds from sale of shares                                65,292,219          94,605,052         76,427,351       149,353,307

  Net asset value of shares issued in
   reinvestment of distributions                               1,223,924           2,686,907         25,129,017        22,701,171
                                                           -------------       -------------      -------------     -------------
                                                              66,516,143          97,291,959        101,556,368       172,054,478

  Shares redeemed                                           (102,583,096)        (94,109,702)       (93,843,767)      (17,981,772)
                                                           -------------       -------------      -------------     -------------
   Change in net assets from capital share transactions      (36,066,953)          3,182,257          7,712,601       154,072,706
                                                           -------------       -------------      -------------     -------------
Increase (decrease) in net assets                            (36,066,953)          3,182,257         (1,182,575)      168,656,963

NET ASSETS:

  Beginning of year                                          177,442,899         174,260,642        553,493,590       384,836,627
                                                           -------------       -------------      -------------     -------------
  End of year                                              $ 141,375,946       $ 177,442,899      $ 552,311,015     $ 553,493,590
                                                           =============       =============      =============     =============
Undistributed net investment income included in net
   assets                                                  $          --       $          --      $     755,366     $     678,417
                                                           =============       =============      =============     =============

OTHER INFORMATION:

Class Z Capital Share transactions:

  Shares sold                                                 65,292,219          94,605,052          7,165,823        14,085,269

  Shares issued in reinvestment of distributions               1,223,924           2,686,907          2,410,549         2,144,882
                                                           -------------       -------------      -------------     -------------
                                                              66,516,143          97,291,959          9,576,372        16,230,151

  Shares redeemed                                           (102,583,096)        (94,109,702)        (8,871,023)       (1,719,554)
                                                           -------------       -------------      -------------     -------------

  Net increase (decrease) in shares outstanding              (36,066,953)          3,182,257            705,349        14,510,597
                                                           =============       =============      =============     =============

See accompanying notes to financial statements.

                                ULTRA SERIES FUND
                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                    HIGH INCOME FUND                      BALANCED FUND
                                                                    ----------------                      -------------
                                                            YEAR ENDED          YEAR ENDED         YEAR ENDED         YEAR ENDED
                                                         DECEMBER 31, 2003   DECEMBER 31, 2002  DECEMBER 31, 2003  DECEMBER 31, 2002
                                                         -----------------   -----------------  -----------------  -----------------
OPERATIONS:

  Net investment income                                   $   3,522,106        $   1,647,932      $  16,686,038     $  19,933,377

  Net realized gain (loss) on investments                       368,297             (953,218)       (16,662,863)      (28,576,652)

  Net change in unrealized appreciation or depreciation
   on investments                                             4,425,204               44,616         98,876,095       (70,194,861)
                                                          -------------        -------------      -------------     -------------
   Change in net assets from operations                       8,315,607              739,330         98,899,270       (78,838,136)
                                                          -------------        -------------      -------------     -------------

DISTRIBUTIONS TO SHAREHOLDERS:

  From net investment income                                 (3,458,320)          (1,675,814)       (16,928,073)      (19,329,944)

  From net realized gains on investments                             --                   --                 --           (11,099)
                                                          -------------        -------------      -------------     -------------
   Change in net assets from distributions                   (3,458,320)          (1,675,814)       (16,928,073)      (19,341,043)
                                                          -------------        -------------      -------------     -------------

Class Z Share transactions:

  Proceeds from sale of shares                               54,787,860            8,179,229         57,162,857        42,903,514

  Net asset value of shares issued in reinvestment
   of distributions                                           3,458,320            1,675,814         16,928,073        19,341,043
                                                          -------------        -------------      -------------     -------------
                                                             58,246,180            9,855,043         74,090,930        62,244,557

  Shares redeemed                                              (713,887)            (563,976)       (36,125,262)      (51,369,698)
                                                          -------------        -------------      -------------     -------------
   Change in net assets derived from capital share
    transactions                                             57,532,293            9,291,067         37,965,668        10,874,859
                                                          -------------        -------------      -------------     -------------
Increase (decrease) in net assets                            62,389,580            8,354,583        119,936,865       (87,304,320)

NET ASSETS:

  Beginning of year                                          25,850,449           17,495,866        592,243,406       679,547,726
                                                          -------------        -------------      -------------     -------------
  End of year                                             $  88,240,029        $  25,850,449      $ 712,180,271     $ 592,243,406
                                                          =============        =============      =============     =============
Undistributed (overdistributed) net investment income
  included in net assets                                  $      67,627       ($       4,829)     $     516,801     $     590,472
                                                          =============        =============      =============     =============

OTHER INFORMATION:

Class Z Capital Share transactions:

  Shares sold                                                 5,556,656              875,103          3,359,942         2,441,895

  Shares issued in reinvestment of distributions                348,482              185,110            981,627         1,208,035
                                                          -------------        -------------      -------------     -------------
                                                              5,905,138            1,060,213          4,341,569         3,649,930

  Shares redeemed                                               (75,244)             (60,897)        (2,243,333)       (3,161,654)
                                                          -------------        -------------      -------------     -------------

  Net increase (decrease) in shares outstanding               5,829,894              999,316          2,098,236           488,276
                                                          =============        =============      =============     =============

See accompanying notes to financial statements.

                                ULTRA SERIES FUND
                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                             GROWTH AND INCOME STOCK FUND         CAPITAL APPRECIATION STOCK FUND
                                                             ----------------------------         -------------------------------
                                                            YEAR ENDED          YEAR ENDED         YEAR ENDED         YEAR ENDED
                                                         DECEMBER 31, 2003   DECEMBER 31, 2002  DECEMBER 31, 2003  DECEMBER 31, 2002
                                                         -----------------   -----------------  -----------------  -----------------
OPERATIONS:

  Net investment income                                  $    14,175,181     $    12,475,536    $     2,842,818     $     1,754,404

  Net realized loss on investments                           (24,231,973)        (24,906,921)       (58,697,964)       (116,275,766)

  Net change in unrealized appreciation or depreciation
   on investments                                            213,715,935        (211,772,949)       214,078,600        (165,099,729)
                                                         ---------------     ---------------    ---------------     ---------------
   Change in net assets from operations                      203,659,143        (224,204,334)       158,223,454        (279,621,091)
                                                         ---------------     ---------------    ---------------     ---------------

DISTRIBUTIONS TO SHAREHOLDERS:

  From net investment income                                 (14,295,267)        (11,900,018)        (2,924,425)         (1,623,267)

  From net realized gains on investments                              --                  --                 --            (220,041)
                                                         ---------------     ---------------    ---------------     ---------------
   Change in net assets from distributions                   (14,295,267)        (11,900,018)        (2,924,425)         (1,843,308)
                                                         ---------------     ---------------    ---------------     ---------------

Class Z Share transactions:

  Proceeds from sale of shares                               136,467,896          33,822,491         47,634,915          37,686,571

  Net asset value of shares issued in reinvestment of
   distributions                                              14,295,267          11,900,018          2,924,425           1,843,308
                                                         ---------------     ---------------    ---------------     ---------------
                                                             150,763,163          45,722,509         50,559,340          39,529,879

  Shares redeemed                                            (39,050,487)        (76,377,521)      (180,767,684)        (36,664,481)
                                                         ---------------     ---------------    ---------------     ---------------
   Change in net assets from
    capital share transactions                               111,712,676         (30,655,012)      (130,208,344)          2,865,398
                                                         ---------------     ---------------    ---------------     ---------------
Increase (decrease) in net assets                            301,076,552        (266,759,364)        25,090,685        (278,599,001)

NET ASSETS:

  Beginning of year                                          764,895,490       1,031,654,854        592,512,160         871,111,161
                                                         ---------------     ---------------    ---------------     ---------------
  End of year                                            $ 1,065,972,042     $   764,895,490    $   617,602,845     $   592,512,160
                                                         ===============     ===============    ===============     ===============
Undistributed net investment income included in net
   assets                                                $       424,182     $       575,467    $        89,554     $       182,324
                                                         ===============     ===============    ===============     ===============

OTHER INFORMATION:

Class Z Capital Share transactions:

  Shares sold                                                  5,482,526           1,292,378          2,948,049           2,177,329

  Shares issued in reinvestment of distributions                 555,422             528,274            173,057             130,901
                                                         ---------------     ---------------    ---------------     ---------------
                                                               6,037,948           1,820,652          3,121,106           2,308,230

  Shares redeemed                                             (1,759,335)         (3,267,665)       (11,037,455)         (2,529,449)
                                                         ---------------     ---------------    ---------------     ---------------

  Net decrease in shares outstanding                           4,278,613          (1,447,013)        (7,916,349)           (221,219)
                                                         ===============     ===============    ===============     ===============

See accompanying notes to financial statements.

                                ULTRA SERIES FUND
                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                  MID-CAP STOCK FUND                MULTI-CAP GROWTH STOCK FUND
                                                         ------------------------------------  ------------------------------------
                                                            YEAR ENDED         YEAR ENDED         YEAR ENDED         YEAR ENDED
                                                         DECEMBER 31, 2003  DECEMBER 31, 2002  DECEMBER 31, 2003  DECEMBER 31, 2002
                                                         -----------------  -----------------  -----------------  -----------------
OPERATIONS:

  Net investment income (loss)                           $         676,114  $         585,282  ($        291,753) $           7,843

  Net realized gain (loss) on investments                       (1,552,375)        (4,212,682)        14,559,928         (1,919,167)

  Net change in unrealized appreciation or depreciation
   on investments                                               34,320,922        (18,616,215)        33,313,146          3,073,948
                                                         -----------------  -----------------   ----------------  -----------------
   Change in net assets from operations                         33,444,661        (22,243,615)        47,581,321          1,162,624
                                                         -----------------  -----------------   ----------------  -----------------

DISTRIBUTIONS TO SHAREHOLDERS:

  From net investment income                                      (646,523)          (564,436)            (1,399)            (6,004)

  From net realized gains on investments                                --         (1,944,324)        (1,140,200)                --
                                                         -----------------  -----------------   ----------------  -----------------
   Change in net assets from distributions                        (646,523)        (2,508,760)        (1,141,599)            (6,004)
                                                         -----------------  -----------------   ----------------  -----------------

Class Z Share transactions:

  Proceeds from sale of shares                                  29,410,165         28,849,103        149,101,222         65,498,685

  Net asset value of shares issued in reinvestment of
    distributions                                                  646,523          2,508,760          1,141,599              6,004
                                                         -----------------  -----------------   ----------------  -----------------
                                                                30,056,688         31,357,863        150,242,821         65,504,689

  Shares redeemed                                               (6,745,235)        (9,430,876)        (3,256,708)        (5,081,522)
                                                         -----------------  -----------------   ----------------  -----------------
   Change in net assets from capital share transactions         23,311,453         21,926,987        146,986,113         60,423,167
                                                         -----------------  -----------------   ----------------  -----------------
Increase (decrease) in net assets                               56,109,591         (2,825,388)       193,425,835         61,579,787

NET ASSETS:

  Beginning of year                                            102,588,535        105,413,923         75,502,761         13,922,974
                                                         -----------------  -----------------   ----------------  -----------------
  End of year                                            $     158,698,126  $     102,588,535   $    268,928,596  $      75,502,761
                                                         =================  =================   ================  =================
Undistributed (overdistributed) net investment income
  included in net assets                                 $          14,611  $          21,323                 --  $           1,399
                                                         =================  =================   ================  =================

OTHER INFORMATION:

Class Z Capital Share transactions:

  Shares sold                                                    2,254,090          2,140,938         27,671,387         14,904,099

  Shares issued in reinvestment of distributions                    47,102            227,596            183,998              1,290
                                                         -----------------  -----------------   ----------------  -----------------
                                                                 2,301,192          2,368,534         27,855,385         14,905,389

  Shares redeemed                                                 (614,607)          (790,173)          (659,955)          (961,587)
                                                         -----------------  -----------------   ----------------  -----------------

  Net increase in shares outstanding                             1,686,585          1,578,361         27,195,430         13,943,802
                                                         =================  =================   ================  =================

See accompanying notes to financial statements.

                                ULTRA SERIES FUND
                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                               GLOBAL SECURITIES FUND                INTERNATIONAL STOCK FUND
                                                         ------------------------------------  ------------------------------------
                                                           YEAR ENDED          YEAR ENDED         YEAR ENDED         YEAR ENDED
                                                         DECEMBER 31, 2003  DECEMBER 31, 2002  DECEMBER 31, 2003  DECEMBER 31, 2002
                                                         -----------------  -----------------  -----------------  -----------------
OPERATIONS:

  Net investment income                                  $          85,125   $         60,122   $        439,718   $        228,308

  Net realized loss on investments                                  (5,156)        (1,216,553)          (251,621)        (2,609,084)

  Net change in unrealized appreciation or depreciation
   on investments                                                4,827,947         (1,555,233)        10,701,649            733,158
                                                         -----------------   ----------------   ----------------   ----------------
   Change in net assets from operations                          4,907,916         (2,711,664)        10,889,746         (1,647,618)
                                                         -----------------   ----------------   ----------------   ----------------

DISTRIBUTIONS TO SHAREHOLDERS:

  From net investment income                                      (130,406)           (48,155)          (197,210)          (190,000)

  Return of capital                                                     --                 --            (16,790)                --
                                                         -----------------   ----------------   ----------------   ----------------
   Change in net assets from distributions                        (130,406)           (48,155)          (214,000)          (190,000)
                                                         -----------------   ----------------   ----------------   ----------------

Class Z Share transactions:

  Proceeds from sale of shares                                   3,608,516          1,693,187         25,971,434          2,858,697

  Net asset value of shares issued in reinvestment of
   distributions                                                   130,406             48,155            214,000            190,000
                                                         -----------------   ----------------   ----------------   ----------------
                                                                 3,738,922          1,741,342         26,185,434          3,048,697

  Shares redeemed                                                 (599,985)          (295,254)          (214,302)          (228,851)
                                                         -----------------   ----------------   ----------------   ----------------
   Change in net assets derived from capital share
    transactions                                                 3,138,937          1,446,088         25,971,132          2,819,846
                                                         -----------------   ----------------   ----------------   ----------------
Increase (decrease) in net assets                                7,916,447         (1,313,731)        36,646,878            982,228

NET ASSETS:

  Beginning of year                                             10,174,455         11,488,186         19,959,030         18,976,802
                                                         -----------------   ----------------   ----------------   ----------------
  End of year                                            $      18,090,902   $     10,174,455   $     56,605,908   $     19,959,030
                                                         =================   ================   ================   ================
Undistributed (overdistributed) net investment income
  included in net assets                                ($           1,993) ($            180) ($         72,314) ($          2,869)
                                                         =================   ================   ================   ================

OTHER INFORMATION:

Class Z Capital Share transactions:

  Shares sold                                                      456,594            210,107          3,161,563            373,847

  Shares issued in reinvestment of distributions                    13,765              6,926             26,388             27,094
                                                         -----------------   ----------------   ----------------   ----------------
                                                                   470,359            217,033          3,187,951            400,941

  Shares redeemed                                                  (76,765)           (39,690)           (29,370)           (29,668)
                                                         -----------------   ----------------   ----------------   ----------------

  Net increase in shares outstanding                               393,594            177,343          3,158,581            371,273
                                                         =================   ================   ================   ================

See accompanying notes to financial statements.

                                ULTRA SERIES FUND
                              FINANCIAL HIGHLIGHTS

MONEY MARKET FUND

                                                  YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED
(For a share outstanding throughout the period):  12/31/2003  12/31/2002  12/31/2001  12/31/2000  12/31/1999
                                                  ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, BEGINNING OF PERIOD              $     1.00  $     1.00  $     1.00  $     1.00  $     1.00
                                                  ----------------------------------------------------------
  INCOME FROM INVESTMENT OPERATIONS

   Net Investment Income*                               0.01        0.01        0.04        0.06        0.05
                                                  ----------------------------------------------------------
  DISTRIBUTIONS

   Distributions from Net Investment Income            (0.01)      (0.01)      (0.04)      (0.06)      (0.05)
                                                  ----------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                    $     1.00  $     1.00  $     1.00  $     1.00  $     1.00
============================================================================================================
TOTAL RETURN**                                          0.75%       1.50%       3.79%       5.86%       4.69%
============================================================================================================
RATIO/SUPPLEMENTAL DATA

Net Assets, End of Period (000s Omitted)          $  141,376  $  177,443  $  174,261  $   93,359  $   82,646

Ratio of Expenses to Average Net Assets                 0.45%       0.45%       0.46%       0.46%       0.45%

Ratio of Net Investment Income to Average
  Net Assets                                            0.75%       1.45%       3.51%       5.88%       4.72%
============================================================================================================

BOND FUND

                                                  YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED
(For a share outstanding throughout the period):  12/31/2003  12/31/2002  12/31/2001  12/31/2000  12/31/1999
                                                  ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, BEGINNING OF PERIOD              $    10.59  $    10.20  $    10.15  $    10.05  $    10.57
                                                  ----------------------------------------------------------
  INCOME FROM INVESTMENT OPERATIONS

   Net Investment Income*                               0.46        0.54        0.62        0.71        0.62

   Net Realized and Unrealized Gain (Loss)             (0.14)       0.32        0.23        0.08       (0.54)
                                                  ----------  ----------  ----------  ----------  ----------
  TOTAL FROM INVESTMENT OPERATIONS                      0.32        0.86        0.85        0.79        0.08
                                                  ----------------------------------------------------------
  DISTRIBUTIONS

   Distributions from Net Investment Income            (0.48)      (0.47)      (0.59)      (0.69)      (0.60)

   Return of Capital                                      --          --       (0.21)         --          --
                                                  ----------  ----------  ----------  ----------  ----------
  TOTAL DISTRIBUTIONS                                  (0.48)      (0.47)      (0.80)      (0.69)      (0.60)
                                                  ----------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                    $    10.43  $    10.59  $    10.20  $    10.15  $    10.05
============================================================================================================
TOTAL RETURN**                                          3.05%       8.55%       8.32%       8.11%       0.73%
============================================================================================================
RATIO/SUPPLEMENTAL DATA

Net Assets, End of Period (000s Omitted)          $  552,311  $  553,494  $  384,837  $  299,650  $  250,485

Ratio of Expenses to Average Net Assets                 0.55%       0.55%       0.55%       0.55%       0.55%

Ratio of Net Investment Income to Average
  Net Assets                                            4.29%       5.14%       5.91%       6.98%       5.92%

Portfolio Turnover Rate                                82.12%      78.37%     112.40%     462.98%     713.52%
============================================================================================================

*     Based on average shares outstanding during the year.

** These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.

See accompanying notes to financial statements.

                                ULTRA SERIES FUND
                              FINANCIAL HIGHLIGHTS

HIGH INCOME FUND

                                                  YEAR ENDED  YEAR ENDED  YEAR ENDED  INCEPTION (a)
(For a share outstanding throughout the period):  12/31/2003  12/31/2002  12/31/2001  TO 12/31/2000
                                                  -------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $     9.04  $     9.41  $     9.86  $       10.00
                                                  -------------------------------------------------
  INCOME FROM INVESTMENT OPERATIONS

   Net Investment Income*                               0.72        0.71        0.84           0.14

   Net Realized and Unrealized Gain (Loss)              0.93       (0.44)      (0.51)         (0.14)
                                                  ----------  ----------  ----------  -------------

  TOTAL FROM INVESTMENT OPERATIONS                      1.65        0.27        0.33             --
                                                  -------------------------------------------------
  DISTRIBUTIONS

   Distributions from Net Investment Income            (0.53)      (0.64)      (0.78)         (0.14)
                                                  ----------  ----------  ----------  -------------

  TOTAL DISTRIBUTIONS                                  (0.53)      (0.64)      (0.78)         (0.14)
                                                  -------------------------------------------------
NET ASSET VALUE, END OF PERIOD                    $    10.16  $     9.04  $     9.41  $        9.86
===================================================================================================
TOTAL RETURN**                                         18.46%       3.06%       3.45%         (0.03%)
===================================================================================================
RATIO/SUPPLEMENTAL DATA

Net Assets, End of Period (000s Omitted)          $   88,240  $   25,850  $   17,496  $      10,373

Ratio of Expenses to Average Net Assets                 0.75%       0.76%       0.77%          0.81%+

Ratio of Net Investment Income to Average
  Net Assets                                            7.29%       7.64%       8.41%          8.48%+

Portfolio Turnover Rate                                45.49%      38.40%      33.70%          6.78%
===================================================================================================

BALANCED FUND

                                                  YEAR ENDED  YEAR ENDED     YEAR ENDED    YEAR ENDED    YEAR ENDED
(For a share outstanding throughout the period):  12/31/2003  12/31/2002     12/31/2001    12/31/2000    12/31/1999
                                                  ----------  ----------     ----------    ----------    ----------
NET ASSET VALUE, BEGINNING OF PERIOD              $    15.85  $    18.42     $    20.45    $    20.44    $    18.74
                                                  -----------------------------------------------------------------

  INCOME FROM INVESTMENT OPERATIONS

   Net Investment Income*                               0.45        0.53           0.58          0.68          0.56

   Net Realized and Unrealized Gain (Loss)              2.18       (2.58)         (1.23)         0.11          2.14
                                                  ----------  ----------     ----------    ----------    ----------
  TOTAL FROM INVESTMENT OPERATIONS                      2.63       (2.05)         (0.65)         0.79          2.70
                                                  -----------------------------------------------------------------
  DISTRIBUTIONS

   Distributions from Net Investment Income            (0.44)      (0.52)         (0.57)        (0.67)        (0.53)

   Distributions from Net Realized Gains                  --       (0.00)(1)      (0.81)        (0.11)        (0.47)
                                                  ----------  ----------     ----------    ----------    ----------
  TOTAL DISTRIBUTIONS                                  (0.44)      (0.52)         (1.38)        (0.78)        (1.00)
                                                  -----------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                    $    18.04  $    15.85     $    18.42    $    20.45    $    20.44
===================================================================================================================
TOTAL RETURN**                                         16.82%     (11.13%)        (3.07%)        3.86%        14.49%
===================================================================================================================
RATIO/SUPPLEMENTAL DATA

Net Assets, End of Period (000s Omitted)          $  712,180  $  592,243     $  679,548    $  668,364    $  603,136

Ratio of Expenses to Average Net Assets                 0.70%       0.70%          0.70%         0.70%         0.70%

Ratio of Net Investment Income to Average
  Net Assets                                            2.66%       3.12%          3.04%         3.27%         2.83%

Portfolio Turnover Rate                                38.66%      49.67%         51.80%       193.97%       269.00%
===================================================================================================================

(a)      Commenced operations October 31, 2000.

*        Based on average shares outstanding during period.

** These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.

+        Annualized.

(1)      Amount represents less than ($0.005) per share.

See accompanying notes to financial statements.

                                ULTRA SERIES FUND
                              FINANCIAL HIGHLIGHTS

GROWTH AND INCOME STOCK FUND

                                                  YEAR ENDED   YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
(For a share outstanding throughout the period):  12/31/2003   12/31/2002    12/31/2001    12/31/2000    12/31/1999
                                                  ----------   ----------    ----------    ----------    ----------
NET ASSET VALUE, BEGINNING OF PERIOD              $    22.20   $    28.73    $    33.41    $    33.58    $    30.56
                                                  -----------------------------------------------------------------
  INCOME FROM INVESTMENT OPERATIONS

   Net Investment Income*                               0.40         0.35          0.31          0.33          0.34

   Net Realized and Unrealized Gain (Loss)              5.31        (6.53)        (3.88)        (0.05)         5.12
                                                  ----------   ----------    ----------    ----------    ----------
  TOTAL FROM INVESTMENT OPERATIONS                      5.71        (6.18)        (3.57)         0.28          5.46
                                                  ----------   ----------    ----------    ----------    ----------
  DISTRIBUTIONS

   Distributions from Net Investment Income            (0.39)       (0.35)        (0.31)        (0.33)        (0.32)

   Distributions from Net Realized Gains                  --           --         (0.79)        (0.12)        (2.12)

   Return of Capital                                      --           --         (0.01)           --            --
                                                  ----------   ----------    ----------    ----------    ----------
  TOTAL DISTRIBUTIONS                                  (0.39)       (0.35)        (1.11)        (0.45)        (2.44)
                                                  -----------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                    $    27.52   $    22.20    $    28.73    $    33.41    $    33.58
===================================================================================================================
TOTAL RETURN**                                         25.89%      (21.55%)      (10.71%)        0.82%        17.95%
===================================================================================================================

RATIO/SUPPLEMENTAL DATA

Net Assets, End of Period (000s Omitted)          $1,065,972   $  764,895    $1,031,655    $1,166,634    $1,098,330

Ratio of Expenses to Average Net Assets                 0.60%        0.60%         0.60%         0.60%         0.60%

Ratio of Net Investment Income to Average
  Net Assets                                            1.69%        1.39%         1.05%         0.98%         0.99%

Portfolio Turnover Rate                                17.40%       18.21%        20.76%        21.08%        20.13%
===================================================================================================================

CAPITAL APPRECIATION STOCK FUND

                                                 YEAR ENDED       YEAR ENDED        YEAR ENDED        YEAR ENDED       YEAR ENDED
(For a share outstanding throughout the period): 12/31/2003       12/31/2002        12/31/2001        12/31/2000       12/31/1999
                                                 ----------       ----------        ----------        ----------       ----------
NET ASSET VALUE, BEGINNING OF PERIOD              $  14.15         $  20.70          $  26.39          $  25.59         $   22.19
                                                  -------------------------------------------------------------------------------

  INCOME FROM INVESTMENT OPERATIONS

   Net Investment Income*                             0.07             0.04              0.02              0.02              0.02

   Net Realized and Unrealized Gain (Loss)            4.05            (6.54)            (2.37)             1.08              5.55
                                                  --------         --------          --------          --------         ---------

  TOTAL FROM INVESTMENT OPERATIONS                    4.12            (6.50)            (2.35)             1.10              5.57
                                                  -------------------------------------------------------------------------------

  DISTRIBUTIONS

   Distributions from Net Investment Income          (0.08)           (0.04)            (0.02)            (0.02)            (0.02)

   Distributions from Net Realized Gains                --            (0.01)            (3.32)            (0.28)            (2.15)
                                                  --------         --------          --------          --------         ---------

  TOTAL DISTRIBUTIONS                                (0.08)           (0.05)            (3.34)            (0.30)            (2.17)
                                                  -------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                    $  18.19         $  14.15          $  20.70          $  26.39         $   25.59
=================================================================================================================================
TOTAL RETURN**                                       29.13%          (31.41%)           (9.11%)            4.28%            25.19%
=================================================================================================================================

RATIO/SUPPLEMENTAL DATA

Net Assets, End of Period (000s Omitted)          $617,603         $592,512          $871,111          $924,899         $ 839,134

Ratio of Expenses to Average Net Assets               0.80%            0.80%             0.80%             0.80%             0.80%

Ratio of Net Investment Income to Average
  Net Assets                                          0.47%            0.25%             0.10%             0.08%             0.10%

Portfolio Turnover Rate                              29.36%           26.92%            27.59%            26.77%            38.38%
=================================================================================================================================

*  Based on average shares outstanding during year.

** These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.

See accompanying notes to financial statements.

                                ULTRA SERIES FUND
                              FINANCIAL HIGHLIGHTS

MID-CAP STOCK FUND

                                                 YEAR ENDED        YEAR ENDED        YEAR ENDED       YEAR ENDED      INCEPTION (a)
(For a share outstanding throughout the period): 12/31/2003        12/31/2002        12/31/2001       12/31/2000      TO 12/31/1999
                                                 ----------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $  11.22          $  13.94         $   13.77         $  11.15          $  10.00
                                                  -------------------------------------------------------------------------------
  INCOME FROM INVESTMENT OPERATIONS

   Net Investment Income*                             0.07              0.07              0.05             0.03              0.03

   Net Realized and Unrealized Gain (Loss)            3.43             (2.51)             1.39             2.62              1.34
                                                  --------          --------         ---------         --------          --------

  TOTAL FROM INVESTMENT OPERATIONS                    3.50             (2.44)             1.44             2.65              1.37
                                                  -------------------------------------------------------------------------------
  DISTRIBUTIONS

   Distributions from Net Investment Income          (0.06)            (0.06)            (0.11)           (0.02)            (0.02)

   Distributions from Net Realized Gains                --             (0.22)            (1.16)           (0.01)            (0.20)
                                                  --------          --------         ---------         --------          --------

  TOTAL DISTRIBUTIONS                                (0.06)            (0.28)            (1.27)           (0.03)            (0.22)
                                                  -------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                    $  14.66          $  11.22         $   13.94         $  13.77          $  11.15
=================================================================================================================================
TOTAL RETURN**                                       31.21%           (17.41%)           11.16%           23.85%            13.68%
=================================================================================================================================
RATIO/SUPPLEMENTAL DATA

Net Assets, End of Period (000s Omitted)          $158,698          $102,589         $ 105,414         $ 64,737          $ 26,479

Ratio of Expenses to Average Net Assets               1.00%             1.01%             1.01%            1.01%             1.00%+

Ratio of Net Investment Income to Average
  Net Assets                                          0.57%             0.54%             0.40%            0.24%             0.39%+

Portfolio Turnover Rate                              22.20%            33.03%            41.94%           51.27%            35.55%
=================================================================================================================================

MULTI-CAP GROWTH STOCK FUND

                                                 YEAR ENDED        YEAR ENDED        YEAR ENDED     INCEPTION (b)
(For a share outstanding throughout the period): 12/31/2003        12/31/2002        12/31/2001     TO 12/31/2000
                                                 ----------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $   4.67          $   6.24         $    9.04         $  10.00
                                                  -------------------------------------------------------------
  INCOME FROM INVESTMENT OPERATIONS

   Net Investment Income (Loss)*                     (0.01)             0.00(1)          (0.00)(1)         0.01

   Net Realized and Unrealized Gain (Loss)            1.57             (1.57)            (2.79)           (0.96)
                                                  --------          --------         ---------         --------

  TOTAL FROM INVESTMENT OPERATIONS                    1.56             (1.57)            (2.79)           (0.95)
                                                  -------------------------------------------------------------
  DISTRIBUTIONS

   Distributions from Net Investment Income          (0.00)(1)         (0.00)(1)         (0.00)(1)        (0.01)

   Distributions from Net Realized Gains             (0.03)               --                --               --

   Return of Capital                                    --                --             (0.01)              --
                                                  --------          --------         ---------         --------

  TOTAL DISTRIBUTIONS                                (0.03)            (0.00)(1)         (0.01)           (0.01)
                                                  -------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                    $   6.20          $   4.67         $    6.24         $   9.04
===============================================================================================================
TOTAL RETURN**                                       33.41%           (25.21%)          (30.89%)          (9.52%)
===============================================================================================================
RATIO/SUPPLEMENTAL DATA

Net Assets, End of Period (000s Omitted)          $268,929          $ 75,503         $  13,923         $  9,897

Ratio of Expenses to Average Net Assets               0.85%             0.86%             0.87%            0.91%+

Ratio of Net Investment Income (Loss) to
  Average Net Assets                                 (0.19%)            0.03%            (0.07%)           0.52%+

Portfolio Turnover Rate                             117.97%           156.51%           203.95%           46.57%
===============================================================================================================

(a) Commenced operations May 1, 1999.

(b) Commenced operations October 31, 2000.

(1) Amount represents less than $0.005 per share.

*   Based on average shares outstanding during period.

** These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.

+   Annualized.

See accompanying notes to financial statements.

                                ULTRA SERIES FUND
                              FINANCIAL HIGHLIGHTS

GLOBAL SECURITIES FUND

                                                  YEAR ENDED       YEAR ENDED        YEAR ENDED     INCEPTION (a)
(For a share outstanding throughout the period):  12/31/2003       12/31/2002        12/31/2001     TO 12/31/2000
                                                  ---------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $  6.94          $   8.91          $   9.96         $  10.00
                                                   ------------------------------------------------------------

  INCOME FROM INVESTMENT OPERATIONS

   Net Investment Income*                             0.05              0.04              0.04             0.03

   Net Realized and Unrealized Gain (Loss)            2.80             (1.98)            (1.06)           (0.04)
                                                   -------          --------          --------         --------

  TOTAL FROM INVESTMENT OPERATIONS                    2.85             (1.94)            (1.02)           (0.01)
                                                   ------------------------------------------------------------

  DISTRIBUTIONS

   Distributions from Net Investment Income          (0.07)            (0.03)            (0.03)           (0.03)

   Return of Capital                                    --                --             (0.00)(1)           --
                                                   -------          --------          --------         --------

  TOTAL DISTRIBUTIONS                                (0.07)            (0.03)            (0.03)           (0.03)
                                                   ------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                     $  9.72          $   6.94          $   8.91         $   9.96
===============================================================================================================
TOTAL RETURN**                                       41.24%           (21.77%)          (10.32%)          (0.17%)
===============================================================================================================

RATIO/SUPPLEMENTAL DATA

Net Assets, End of Period (000s Omitted)           $18,091          $ 10,174          $ 11,488         $ 10,116

Ratio of Expenses to Average Net Assets               0.96%             0.96%             0.97%            1.01%+

Ratio of Net Investment Income to Average
  Net Assets                                          0.66%             0.55%             0.45%            1.57%+

Portfolio Turnover Rate                              34.98%            36.85%            37.66%            3.18%
===============================================================================================================

INTERNATIONAL STOCK FUND

                                                 YEAR ENDED        YEAR ENDED        YEAR ENDED     INCEPTION (a)
(For a share outstanding throughout the period): 12/31/2003        12/31/2002        12/31/2001     TO 12/31/2000
                                                 ----------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $  7.19          $   7.89          $   9.73         $  10.00
                                                   ------------------------------------------------------------

  INCOME FROM INVESTMENT OPERATIONS

   Net Investment Income*                             0.11              0.09              0.07             0.01

   Net Realized and Unrealized Gain (Loss)            2.30             (0.72)            (1.86)           (0.27)
                                                   -------          --------          --------         --------
  TOTAL FROM INVESTMENT OPERATIONS                    2.41             (0.63)            (1.79)           (0.26)
                                                   ------------------------------------------------------------

  DISTRIBUTIONS

   Distributions from Net Investment Income          (0.05)            (0.07)            (0.01)           (0.01)

   Return of Capital                                 (0.01)               --             (0.04)              --
                                                   -------          --------          --------         --------
  TOTAL DISTRIBUTIONS                                (0.06)            (0.07)            (0.05)           (0.01)
                                                   ------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                     $  9.54          $   7.19          $   7.89         $   9.73
===============================================================================================================
TOTAL RETURN**                                       33.61%            (7.98%)          (18.46%)          (2.58%)
===============================================================================================================

RATIO/SUPPLEMENTAL DATA

Net Assets, End of Period (000s Omitted)           $56,606          $ 19,959          $ 18,977         $ 19,828

Ratio of Expenses to Average Net Assets               1.21%             1.21%             1.22%            1.26%+

Ratio of Net Investment Income to Average
  Net Assets                                          1.38%             1.15%             0.78%            0.54%+

Portfolio Turnover Rate                              32.57%            38.28%            46.73%            3.33%
===============================================================================================================

(a) Commenced operations October 31, 2000.

(1) Amount represents less than ($0.005) per share.

*   Based on average shares outstanding during period.

** These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.

+   Annualized.

See accompanying notes to financial statements.

                                ULTRA SERIES FUND
                          NOTES TO FINANCIAL STATEMENTS
                                December 31, 2003

(1) DESCRIPTION OF THE FUND

     The Ultra Series Fund (the "Fund"), a Massachusetts Business Trust, is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as a diversified, open-end management investment company. The Fund is a series fund with ten investment portfolios (the "funds"), each with different investment objectives and policies. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of the Trust without par value. As of the date of this report, the Trustees have authorized the issuance of two classes of shares of the funds designated as Class Z and Class C. Fund shares are sold and redeemed at a price equal to the shares' net asset value. The assets of each fund are held separate from the assets of the other funds.

     Effective May 1, 1997, the shares of each fund were divided into Class Z and Class C Shares. Class Z Shares are offered to all insurance company separate accounts issued by, and all qualified retirement plans sponsored by, CUNA Mutual Life Insurance Company or its affiliates ("CUNA Mutual Life"). Class C Shares are offered to separate accounts of insurance companies other than CUNA Mutual Life, and to qualified retirement plans of companies not affiliated with the Fund or CUNA Mutual Life. Both classes of shares are identical in all respects except that: Class C Shares may be subject to a distribution fee (note 3); each class will have exclusive voting rights with respect to matters that affect just that class; and each class will bear a different name or designation. All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding share of each class based on the daily net asset value of shares of that class. As of December 31, 2003, no Class C Shares have been issued.

(2) SIGNIFICANT ACCOUNTING POLICIES

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each fund in the preparation of its financial statements.

     Portfolio Valuation

     Securities and other investments are valued as follows: (1) Equity securities listed on any U.S. or foreign stock exchange are valued at the last sale price on the valuation day; stocks listed on the NASDAQ Stock Market, Inc. ("NASDAQ") for which a NASDAQ Official Closing Price ("NOCP") is available are valued at the NOCP. If no sale occurs, equities traded on a U.S. exchange are valued at the mean between the closing bid and closing asked prices, and equities traded on a foreign exchange will be valued at the bid price; (2) Fixed income securities and non-convertible preferred stocks are valued using readily available market quotations, if available. When exchange quotations are used, the latest quoted sale price is used. If an over-the-counter quotation is used, the last bid price will normally be used; (3) Readily available market quotations will not be deemed available if an exchange quotation exists for a debt security, preferred stock, or security convertible into common stock, but it does not reflect the true value of the fund's holdings because sales have occurred infrequently, the market for the security is thin, or the size of the reported trade is considered not comparable to the fund's institutional size holdings; (4) When readily available market quotations are not available, the fund will use an independent pricing service which provides valuations for normal institutional size trading units of such securities. Such a service may utilize a matrix system which takes into account appropriate factors such as institutional size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data in determining valuations; (5) Options, stock index futures, interest rate futures, and related options which are traded on U.S. exchanges or boards of trade are valued at the closing price as of the close of the New York Stock Exchange; (6) Forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts or dealers in such currencies. The value of all assets and liabilities expressed in foreign currencies will be converted into U.S. dollar values at the noon (Eastern Standard Time) Reuters spot rate; (7) Investments in other mutual funds are valued at the net asset value per share; (8) short-term instruments having maturities of 60 days or less will be valued at amortized cost. Short-term instruments having maturities of more than sixty (60) days will be valued at market values or values based on current interest rates. All other securities for which either quotations are not readily available, no other sales have occurred, or do not, in MEMBERS Capital Advisors' (the "Investment Advisor") opinion, reflect the current market value are appraised at their fair values as determined in good faith by and under the general supervision of the Board of Trustees.

     Security Transactions and Investment Income

     Security transactions are accounted for on a trade date basis. Net realized gains or losses on sales are determined by the identified cost method which is the same method used for federal income tax purposes. Interest income is recorded on the accrual basis, and for fixed income securities, includes discounts and premiums. Dividend income is recorded on ex-dividend date.

                                ULTRA SERIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                December 31, 2003

     Federal Income Taxes

     It is each fund's intention to qualify as a regulated investment company for federal income tax purposes by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income and capital gains to its shareholders. Accordingly, no provisions for federal income taxes are recorded in the accompanying financial statements.

     Expenses

     Expenses that are directly related to one fund are charged directly to that fund. Generally, other operating expenses are prorated to the funds on the basis of relative net assets.

     Repurchase Agreements

     Each fund may engage in repurchase agreements. In a repurchase agreement, a security is purchased for a relatively short period (usually not more than 7 days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The funds will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in U.S. Government securities.

     The Fund has established procedures providing that the securities serving as collateral for each repurchase agreements must be delivered to the Fund's custodian and that the collateral must be marked to market daily to ensure that the repurchase agreements are fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, a fund could experience delays in liquidating the underlying securities during the period in which the fund seeks to enforce its rights thereto, possible subnormal levels of income, declines in value of the underlying securities or lack of access to income during this period and the expense of enforcing its rights.

     Foreign Currency Transactions

     The books and records are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

     (1) market value of investment securities, assets and liabilities at the current rate of exchange; and

     (2) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

     The High Income, Multi-Cap Growth Stock, Global Securities and International Stock Funds report certain foreign currency-related transactions as components of realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

     The funds do not isolate the portion of gains and losses on investments in equity securities that are due to changes in the foreign exchange rates from that which are due to changes in market prices of securities. Such amounts are categorized as gain or loss on investments for financial reporting purposes.

     Forward Foreign Currency Exchange Contracts

     The High Income, Mid-Cap Stock, Multi-Cap Growth Stock, Global Securities and International Stock Funds may each purchase or sell forward foreign currency exchange contracts for defensive or hedging purposes when the fund's Investment Advisor anticipates that the foreign currency will appreciate or depreciate in value. When entering into forward currency exchange contracts, the funds agree to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily, and the funds' net assets, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, are included in the Statements of Assets and Liabilities. The funds realize a gain or a loss at the time the forward currency exchange contracts are closed out or are offset by a matching contract. Realized and unrealized gains and losses are included in the Statements of Operations. At December 31, 2003, only the High Income Fund had open forward currency exchange contracts, which are presented in the funds' Schedule of Investments.

     If a fund enters into a forward foreign currency exchange contract to buy foreign currency for any purpose, the fund will be required to place cash or liquid high grade debt securities in a segregated account with the fund's custodian in an amount equal to the value of the fund's total assets committed to the consummation of the forward contract. If the value of the securities in the segregated account declines, additional cash or securities will be placed in the segregated account so that the value of the account will equal the amount of the fund's commitment with respect to the contract.

                                ULTRA SERIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                December 31, 2003

     Forward contracts are subject to the risk that the counterparty to such contract will default on its obligations. Since a forward foreign currency exchange contract is not guaranteed by an exchange or clearinghouse, a default on the contract would deprive a fund of unrealized profits, transaction costs or the benefits of a currency hedge or force the fund to cover its purchase or sale commitments, if any, at the current market price. A fund will not enter into such transactions unless the credit quality of the unsecured senior debt or the claims-paying ability of the counter party is considered to be investment grade by the fund's Investment Advisor.

     Futures Contracts

     The funds (other than Money Market) may purchase and sell futures contracts and purchase and write options on futures contracts. The funds will engage in futures contracts or related options transactions only for bona fide hedging purposes. Upon entering into a futures contract, the fund is required to pledge to the broker an amount of cash, U.S. Government securities or other assets, equal to a certain percentage of the contract (initial margin deposit). Subsequent payments, known as "variation margin," are made or received by the fund each day, depending on the daily fluctuations in the fair value of the underlying security. When a fund enters into a futures contract, the fund segregates in cash or liquid securities, of any type or maturity, equal in value to the fund's commitment. The fund recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

     Delayed Delivery Securities

     Each fund may purchase securities on a when-issued or delayed delivery basis. "When-issued" refers to securities whose terms are available and for which a market exists, but that have not been issued. For when-issued or delayed delivery transactions, no payment is made until delivery date, which is typically longer than the normal course of settlement, and often more than a month or more after the purchase. When a fund enters into an agreement to purchase securities on a when-issued or delayed delivery basis, the fund segregates in cash or liquid securities, of any type or maturity, equal in value to the fund's commitment. Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic or other factors. During the year ended December 31, 2003, no funds entered into such transactions.

(3) TRANSACTIONS WITH AFFILIATES

     Fees and Expenses

     The Fund has entered into a management agreement with MEMBERS Capital Advisors, Inc. (the "Investment Adviser"), an affiliated company. The fees under the agreement, paid monthly, are calculated as a percentage of the average daily net assets for each fund at the following annual rates:

Money Market                                    0.45%
Bond                                            0.55%
High Income                                     0.75%
Balanced                                        0.70%
Growth and Income Stock                         0.60%
Capital Appreciation Stock                      0.80%
Mid-Cap Stock                                   1.00%
Multi-Cap Growth Stock                          0.85%
Global Securities                               0.95%
International Stock                             1.20%

     Under this unified fee structure, the Investment Advisor is responsible for providing or obtaining services and paying certain expenses including custodian fees, transfer agent fees, pricing costs, and accounting and legal fees as indicated in the investment advisory agreement.

     The Investment Advisor has entered into Subadvisor Agreements for the management of the investments in the High Income Fund, Mid-Cap Stock Fund, Multi-Cap Growth Stock Fund, Global Securities Fund and International Stock Fund. The Investment Advisor is solely responsible for the payment of all fees to the Subadvisor. The Subadvisor for the High Income Fund is Massachusetts Financial Services. The Subadvisor for the Mid-Cap Stock Fund and the Multi-Cap Growth Fund is Wellington Management Company, LLP. The Subadvisor for the Global Securities Fund is Oppenheimer Funds, Inc. The Subadvisor for the International Stock Fund is Lazard Asset Management LLP.

     In addition to the unified investment advisory fee and Subadvisor Agreements, each fund also pays certain expenses including trustees' fees, brokerage commissions, interest expense, audit fees, and other extraordinary expenses.

                                ULTRA SERIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                December 31, 2003

     Certain officers and trustees of the Fund are also officers of CUNA Mutual Life Insurance Company or MEMBERS Capital Advisors, Inc. During the year ended December 31, 2003, the Fund made no direct payments to its officers and paid trustees' fees of approximately $27,625 to its unaffiliated trustees.

     Distribution Plan

     All shares are distributed through CUNA Brokerage Service, Inc. ("CBSI"), an affiliated company, or other registered broker-dealers authorized by CBSI. Class C Shares may also be subject to an asset-based distribution fee pursuant to Rule 12b-1 under the 1940 Act, equal to not more than 0.25%, on an annual basis, of the average value of the daily net assets of each series of the Fund attributable to Class C Shares on an annual basis.

     During the reporting period, the funds had investment portfolio transactions executed through CBSI. For the year ended December 31, 2003, the Growth and Income Stock Fund and the Capital Appreciation Stock Fund paid brokerage commissions to CBSI of $6,449 and $3,012, respectively.

(4) DIVIDENDS FROM NET INVESTMENT INCOME AND DISTRIBUTIONS OF CAPITAL GAINS

     With respect to the Money Market Fund, dividends from net investment income and net realized gains are declared and reinvested daily in additional full and fractional shares of the Money Market Fund. The Bond Fund, High Income Fund, Balanced Fund, Growth and Income Stock Fund, Capital Appreciation Stock Fund, Mid-Cap Stock Fund, Multi-Cap Growth Stock Fund, Global Securities Fund and the International Stock Fund declare and reinvest dividends from net investment income annually in additional full and fractional shares of the respective funds. Distributions from net realized gains from investment transactions, if any, are distributed and reinvested at least annually.

     Income and capital gain distributions, if any, are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. Taxable distributions from income and realized capital gains in the funds differ from book amounts earned during the period due to differences in the timing of capital recognition, and due to the reclassification of certain gains or losses from capital to income.

(5) PURCHASE AND SALES OF INVESTMENT SECURITIES

     The cost of securities purchased and the proceeds from securities sold (including maturities, excluding short-term) for each fund during the year ended December 31, 2003, were as follows:

                                       U.S. GOVERNMENT SECURITIES                     OTHER INVESTMENT SECURITIES
                                   ----------------------------------               --------------------------------
                                     PURCHASES             SALES                      PURCHASES            SALES
                                   -------------        -------------               ------------      --------------
Bond                               $ 398,283,509        $ 285,876,182               $ 81,039,500      $  170,384,163
High Income                                   --                   --                 71,035,883          19,840,824
Balanced                             197,277,743           88,936,134                 90,772,267         143,565,303
Growth and Income Stock                       --                   --                229,218,403         139,798,653
Capital Appreciation Stock                    --                   --                171,518,720         302,281,982
Mid-Cap Stock                                 --                   --                 45,747,802          25,437,328
Multi-Cap Growth Stock                        --                   --                317,228,574         174,344,300
Global Securities                             --                   --                  6,885,777           4,301,974
International Stock                           --                   --                 34,633,976          10,019,276

     At December 31, 2003, the aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities as computed on a federal income tax basis for each fund were as follows:



                                  APPRECIATION      DEPRECIATION          NET
                                 -------------    --------------    -------------
Bond                             $  15,067,220    $    3,518,779    $  11,548,441
High Income                          4,626,277           631,189        3,995,088
Balanced                           100,403,696        21,338,253       79,065,443
Growth and Income Stock            166,924,577        55,699,701      111,224,876
Capital Appreciation Stock         136,416,241        31,966,826      104,449,415
Mid-Cap Stock                       32,646,864         4,863,870       27,782,994
Multi-Cap Growth Stock              39,973,261         3,125,063       36,848,198
Global Securities                    2,605,889            98,164        2,507,725
International Stock                  9,798,063           538,969        9,259,094

     The difference between book-basis and tax-basis net unrealized appreciation or depreciation is attributable primarily to the tax deferral of losses on wash sales and on investments in passive foreign investment companies.

                                ULTRA SERIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                December 31, 2003

(6) FOREIGN SECURITIES

     Each fund may invest in foreign securities, although only the High Income Fund, Mid-Cap Stock Fund, Multi-Cap Growth Stock Fund, Global Securities Fund and International Stock Fund anticipate having significant investments in such securities. The Global Securities Fund, International Stock Fund, High Income Fund Mid-Cap Stock Fund and Multi-Cap Growth Stock Fund may invest 100%, 100%, 25%, 25% and 25%, respectively, of their assets in foreign securities. No Fund will concentrate its investments in a particular foreign country.

     Foreign securities means securities that are: (1) issued by companies organized outside the U.S. or whose principal operations are outside the U.S. ("foreign issuers"), (2) issued by foreign governments or their agencies or instrumentalities (also "foreign issuers") (3) principally traded outside the U.S., or (4) quoted or denominated in a foreign currency ("non-dollar" securities). Foreign securities include ADRs, EDRs, GDRs and foreign money market securities.

     Investing in foreign securities involves certain risks not necessarily found in U.S. markets. These include risks associated with adverse changes on economic, political, regulatory and other conditions, changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments or capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Further, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers. The securities of some foreign companies and foreign securities markets are less liquid and, at times, more volatile than securities of comparable U.S. companies and U.S. securities markets.

(7) SECURITIES LENDING

     The funds, excluding the Money Market Fund, entered into a Securities Lending Agreement (the "Agreement") with State Street Bank and Trust Company ("State Street"). Under the terms of the Agreement, the funds may lend portfolio securities to qualified borrowers in order to earn additional income. The Agreement requires that loans are collateralized at all times by cash or other liquid assets at least equal to the value of the securities, which is determined on a daily basis. At December 31, 2003, cash collateral received for funds engaged in securities lending was invested in the State Street Navigator Securities Lending Prime Portfolio. Additionally, non-cash collateral was also received. The value of all collateral is included within the Schedule of Investments with an offsetting liability on the Statements of Assets Liabilities.

     Amounts earned as interest on investments of cash collateral, net of rebates and fees, are included in the Statements of Operations. The value of securities on loan at December 31, 2003 is as follows:

                              VALUE OF SECURITIES ON LOAN
                              ---------------------------
Bond                                 $112,787,657
High Income                            15,235,490
Balanced                               93,025,281
Growth and Income Stock                35,856,132
Capital Appreciation Stock             20,038,674
Mid-Cap Stock                           8,609,278
Multi-Cap Growth Stock                 31,898,296
Global Securities                         663,838
International Stock                            --

     The primary risk associated with securities lending is if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the funds could experience delays and costs in recovering securities loaned or in gaining access to the collateral.

                                ULTRA SERIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                December 31, 2003

(8) TAX INFORMATION

     For federal income tax purposes, the funds listed below have capital loss carryovers as of December 31, 2003, which are available to offset future capital gains, if any:

                                CARRYOVER           CARRYOVER          CARRYOVER              CARRYOVER           CARRYOVER
                            EXPIRING IN 2007    EXPIRING IN 2008     EXPIRING IN 2009     EXPIRING IN 2010     EXPIRING IN 2011
                            ----------------    ----------------     ----------------     ----------------     ----------------
Bond                           $  235,991         $   7,577,224        $         --         $   1,857,702        $    104,606
High Income                            --                    --             177,638               867,239                  --
Balanced                               --                    --                  --            28,564,211          16,833,887
Growth and Income Stock                --                    --                  --            24,906,870          24,200,773
Capital Appreciation Stock             --                    --                  --           116,275,725          58,744,910
Mid-Cap Stock                          --                    --                  --             4,207,227           1,547,548
Multi-Cap Growth Stock                 --                    --                  --                    --                  --
Global Securities                      --                    --             562,482               968,145                  --
International Stock                    --                    --           1,565,839             2,896,117             178,878

     The High Income Fund, Multi-Cap Growth Fund and Global Securities Fund utilized, respectively, $276,613, $6,821,785 and $253,760 of prior capital loss carryovers during the year ended December 31, 2003.

     After October 31, 2003, the following funds had capital and currency losses in the following amounts:

                                POST-OCTOBER               POST-OCTOBER
                               CAPITAL LOSSES             CURRENCY LOSSES
                               --------------             ---------------
High Income                     $    82,797                  $   35,217
Global Securities                        --                       1,996
International Stock                      --                      18,774

     For income tax purposes, these amounts are deferred and deemed to have occurred in the next fiscal year.

     The tax character of distributions paid during the years ended December 31, 2003 and 2002 was as follows:

                                           ORDINARY INCOME           LONG-TERM CAPITAL GAINS           RETURN OF CAPITAL
                                           ---------------           -----------------------           -----------------
                                       2003            2002            2003           2002            2003            2002
                                       ----            ----            ----           ----            ----            ----
Money Market                        $ 1,223,924     $ 2,686,907    $        --    $        --       $      --       $     --
Bond                                 25,129,017      22,701,171             --             --              --             --
High Income                           3,458,320       1,675,814             --             --              --             --
Balanced                             16,928,073      19,329,944             --         11,099              --             --
Growth and Income Stock              14,295,267      11,900,018             --             --              --             --
Capital Appreciation Stock            2,924,425       1,623,267             --        220,041              --             --
Mid-Cap Stock                           646,523       1,518,377             --        990,383              --             --
Multi-Cap Growth Stock                    1,399           6,004      1,140,200             --              --             --
Global Securities                       130,406          48,155             --             --              --             --
International Stock                     197,210         190,000             --             --          16,790             --

     As of December 31, 2003, the components of distributable earnings on a tax basis were as follows:

                                               ORDINARY INCOME            LONG-TERM CAPITAL GAINS
                                               ---------------            -----------------------
Money Market                                     $        --                    $         --
Bond                                                 755,366                              --
High Income                                           75,540                              --
Balanced                                             516,801                              --
Growth and Income Stock                              424,182                              --
Capital Appreciation Stock                            89,554                              --
Mid-Cap Stock                                         14,611                              --
Multi-Cap Growth Stock                             2,698,129                       3,415,167
Global Securities                                         --                              --
International Stock                                       --                              --

                                ULTRA SERIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                December 31, 2003

(9)  FINANCIAL INSTRUMENTS

     Investing in certain financial instruments, including forward foreign currency contracts and futures contracts, involves risk other than that reflected in the Statements of Assets and Liabilities. Risk associated with these instruments include potential for an imperfect correlation between the movements in the prices of the instruments and the prices of the underlying securities and interest rates, an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contracts and changes in the value of foreign currency relative to the U.S. dollar. The High Income Fund, Multi-Cap Growth Stock Fund, International Stock Fund and the Global Securities Fund enter into these contracts primarily to protect these Funds from adverse currency movements.

(10) CONCENTRATION OF RISK

     The High Income Fund invests in securities offering high current income which generally will be in the lower rating categories of recognized ratings agencies (so-called "junk bonds"). These securities generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high-yield securities may be relatively less liquid than the market for higher-rated securities. The fund generally invests at least 80% of its assets in high-yield securities.

(11) CAPITAL SHARES AND AFFILIATED OWNERSHIP

     All capital shares outstanding at December 31, 2003 are owned by separate investment accounts of CUNA Mutual Life and CUNA Mutual Group related companies. The market value of investments in the Funds by affiliates was as follows:

                                          CUNA MUTUAL                  CUNA MUTUAL                       CUMIS
FUND                                LIFE INSURANCE COMPANY          INSURANCE SOCIETY           INSURANCE SOCIETY, INC.
----                                ----------------------          -----------------           -----------------------
High Income                               $6,313,899                  $         --                    $ 6,313,899
Multi-Cap Growth Stock                            --                            --                             --
Global Securities                          4,949,439                     4,949,439                             --
International Stock                        2,819,975                            --                     16,718,486

                         REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees and Shareholders of Ultra Series Fund

In our opinion, the accompanying statements of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Money Market Fund, Bond Fund, High Income Fund, Balanced Fund, Growth and Income Stock Fund, Capital Appreciation Stock Fund, Mid-Cap Stock Fund, Multi-Cap Growth Stock Fund, Global Securities Fund and International Stock Fund (constituting the Ultra Series Fund, hereafter referred to as the "Fund") at December 31, 2003, and the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Milwaukee, Wisconsin
February 13, 2004

                                OTHER INFORMATION

PROXY VOTING

PROXY VOTING POLICIES AND PROCEDURES: A description of the policies and procedures used by the Ultra Series Fund to vote proxies related to portfolio securities is available to shareholders at no cost on the Advisors' web site at www.memberscapitaladvisors.com or by calling 1-800-798-5500.

PROXY VOTING RECORD: The Ultra Series Fund will make a filing with the Securities and Exchange Commission ("SEC") on Form N-PX, containing the proxy voting records for the twelve-month period ended June 30, by no later than August 31 of each year. The voting record will be available to shareholders at no cost on the Advisors' web site at www.memberscapitaladvisors.com and on the SEC's web site at www.sec.gov. The first reporting period ends June 30, 2004; consequently, the voting records will be posted on or around August 31, 2004.

                                ULTRA SERIES FUND
                              TRUSTEES AND OFFICERS
                                December 31, 2003

                                                                                                       NUMBER OF
                             POSITION(S)                                                              PORTFOLIOS        OTHER
       NAME, ADDRESS AND      HELD WITH   LENGTH OF             PRINCIPAL OCCUPATION DURING           OVERSEEN IN      OUTSIDE
         YEAR OF BIRTH        THE FUND    SERVICE(1)                 PAST FIVE YEARS                 FUND COMPLEX   DIRECTORSHIPS(5)
---------------------------  -----------  ----------  ---------------------------------------------  ------------   ----------------
Michael S. Daubs(2)(3)       Trustee and   1997 -     CUNA Mutual Insurance Society                       19
5910 Mineral Point Road      Chairman      Present    Chief Officer - Investments,
Madison, WI 53705                                     1990 - Present
Year of Birth: 1943                                   MEMBERS Capital Advisors, Inc.
                                                      President,
                                                      1982 - Present

                                                      CUNA Mutual Life Insurance Company
                                                      Chief Officer - Investments,
                                                      1973 - Present

------------------------------------------------------------------------------------------------------------------------------------
Lawrence R. Halverson(2)(4)  Trustee       1997 -     MEMBERS Capital Advisors, Inc.                      19
5910 Mineral Point Road                    Present    Senior Vice President - Equities,
Madison, WI 53705                                     1996 - Present
Year of Birth: 1945

                                                      CUNA Brokerage Services, Inc.
                                                      President,
                                                      1996 - 1998

------------------------------------------------------------------------------------------------------------------------------------
Mary E. Hoffmann(2)          Treasurer     1998 -     MEMBERS Capital Advisors, Inc.                      19
5910 Mineral Point Road                    Present    Assistant Vice President - Product Operations
Madison, WI  53705                                    and Finance,
Year of Birth: 1970                                   2001 - Present
                                                      Product Operations and Finance Manager,
                                                      1998 - 2001

                                                      CUNA Mutual Insurance Society
                                                      Investment Accounting Supervisor,
                                                      1996 - 1998

------------------------------------------------------------------------------------------------------------------------------------
Holly S. Baggot(2)           Secretary     1999 -     MEMBERS Capital Advisors, Inc.                      19
5910 Mineral Point Road      and           Present    Senior Manager - Product and Fund Operations,
Madison, WI  53705           Assistant                2001 - Present
Year of Birth: 1960          Treasurer
                                                      Operations & Administration Manager,
                                                      1998 - 2001

------------------------------------------------------------------------------------------------------------------------------------
Dan Owens(2)                 Assistant     2001 -     MEMBERS Capital Advisors, Inc.                      19
5910 Mineral Point Road      Treasurer     Present    Senior Manager - Portfolio Operations,
Madison, WI 53705                                     2001 - Present
Year of Birth: 1966                                   Investment Operations Manager,
                                                      1999 - 2001

                                                      AmerUS Capital Management
                                                      Manager, Investment Accounting - Reporting,
                                                      1998 - 1999

                                                      AmerUs Life Holdings, Inc.
                                                      Senior Investment Accountant,
                                                      1994 - 1998

                                ULTRA SERIES FUND
                        TRUSTEES AND OFFICERS (CONTINUED)

                                December 31, 2003

                                                                                                  NUMBER OF
                             POSITION(S)                                                         PORTFOLIOS        OTHER
       NAME, ADDRESS AND      HELD WITH   LENGTH OF         PRINCIPAL OCCUPATION DURING          OVERSEEN IN      OUTSIDE
         YEAR OF BIRTH        THE FUND    SERVICE(1)             PAST FIVE YEARS                FUND COMPLEX   DIRECTORSHIPS(5)
---------------------------  -----------  ----------  ----------------------------------------  ------------  ------------------
Rolf F. Bjelland               Trustee      2003 -    Lutheran Brotherhood Mutual Funds,            19        Regis Corp.,
2000 Heritage Way                           Present   Chairman and President                                  Director,
Waverly, IA  50677                                    Lutheran Brotherhood,                                   1980 -
Year of Birth:  1938                                  Chief Investment Officer                                Present
                                                      (now Thrivent financial)
                                                      1983 - 2000

                                                      A.L.S. Society
                                                      Treasurer,
                                                      2002 - Present
--------------------------------------------------------------------------------------------------------------------------------
Gwendolyn M. Boeke             Trustee      1988 -    Wartburg Theological Seminary                 19
2000 Heritage Way                           Present   Development Association
Waverly, IA 50677                                     Development Associate,
Year of Birth: 1934                                   1997 - 2003

                                                      Evangelical Lutheran Church in America
                                                      Foundation
                                                      Regional Director,
                                                      1990 - Present

                                                      Wartburg College
                                                      Director,
                                                      1986 - 2001
--------------------------------------------------------------------------------------------------------------------------------
Alfred L. Disrud               Trustee      1987 -    Planned Giving Services                       19
2000 Heritage Way                           Present   Owner,
Waverly, IA 50677                                     1986 - Present
Year of Birth: 1921
--------------------------------------------------------------------------------------------------------------------------------
Thomas C. Watt                 Trustee      1986 -    Wells Fargo Bank,                              19
2000 Heritage Way                           Present   Community Director,
Waverly, IA 50677                                     1985 - Present
Year of Birth: 1936
                                                      Vision Development Services, Inc.
                                                      Consultant,
                                                      1997 - 2002

                                                      MidAmerica Energy Company
                                                      Manager, Business Initiatives,
                                                      1987 - 1999
--------------------------------------------------------------------------------------------------------------------------------

     (1) The board of trustees and officers of the Fund do not currently have term limitations.

     (2)  "Interested person" as defined in the 1940 Act.

     (3) Mr. Daubs is considered an "interested" trustee because of the position he holds with the investment advisor of the trust.

     (4) Mr. Halverson is considered an "interested" trustee because of the position he holds with the investment advisor of the trust.

     (5)  Include only directorships with companies that:

              (a) have a class of securities registered with the SEC under the Securities Exchange Act, section 12; or

              (b) are subject to the requirements of section 15(d) of the Securities Exchange Act; or

              (c)  are registered as an investment adviser.

ITEM 2.  CODE OF ETHICS.

As of the period ended December 31, 2003, Ultra Series Fund (also referred to herein as the "Registrant," or the "Trust") has adopted a code of ethics ("Code") that applies to the Registrant's principal executive officer and principal financial officer, principal accounting officer or controller, or person performing similar functions, a copy of which is posted on the Registrant's Internet website at www.memberscapitaladvisors.com. Registrant intends to disclose on its Internet website information related to (1) any amendment of the Code (with the exception of technical, administrative or other non-substantive amendments), and (2) any waiver from a provision of the Code that has been granted to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, within five business days following the date of such amendment or waiver.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant's board of trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is Rolf F. Bjelland, who is an "independent" trustee for purposes of this Item.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)      Audit Fees

         For the fiscal years ended December 31, 2003 and December 31, 2002, the aggregate fees for professional services rendered by PricewaterhouseCoopers LLP ("PWC"), the Trust's independent public accountant, for the audit of the Trust's annual financial statements and services normally provided by such firm in connection with statutory and regulatory filings and engagements, totaled $94,000 and $79,000, respectively.

(b)      Audit Related Fees

         For the fiscal years ended December 31, 2003 and December 31, 2002, the aggregate fees for professional services rendered by PWC for assurance and related services by such firm that were reasonably related to the performance of the audit of the Trust's annual financial statements other, than those referenced in paragraph (a) above, totaled $0 and $0, respectively.

(c)      Tax Fees

         For the fiscal years ended December 31, 2003 and December 31, 2002, the aggregate fees for professional services rendered by PWC for tax compliance, tax advice and tax planning totaled $6,400 and $6,200, respectively, in each case 100% of which were pre-approved by the Audit Committee.

         Included in the scope of services comprising the fees disclosed under this Item 4(c) were the following services:

         o Review and sign as signature preparer for U.S. Income Tax Return for Regulated Investment Companies, Form 1120-RIC.

         o Excise tax assistance, including review of excise tax distribution calculations prior to distribution and review of Return of Excise Tax on Undistributed Income of Regulated Investment Companies, Form 8613.

(d)      All Other Fees

         For the fiscal years ended December 31, 2003 and December 31, 2002, the aggregate fees for professional services rendered by PWC for products and services other than those reported in subparagraphs (a) through (c) of this Item 4, totaled $0 and $0, respectively.

(e)(1) Pursuant to Rule 2-01(a)(c)(7) of Regulation S-X, the Audit Committee has established pre-approval policies and procedures with respect to audit, audit-related, tax, and other non-audit services. A copy of such pre-approval policies and procedures is attached hereto as Appendix A.

(e)(2) The Audit Committee has approved, as required by Rule 2-01(c)(7)(i)(C) of Regulation S-X, 100% of the services described in this Item 4(b) through (d).

(f)      Not applicable.

(g) During the Trust's fiscal years ended December 31, 2003 and December 31, 2002, the aggregate non-audit fees billed by PWC for services rendered to the Trust, and to MEMBERS Capital Advisors, Inc. ("MCA"), the Trust's investment adviser, and to any entity controlling, controlled by, or under common control with MCA that provides ongoing services to the Trust, totaled $0 and $0, respectively.

(h) The Trust's Audit Committee has considered the provision of the non-audit services that were rendered to MCA, and any entity controlling, controlled by, or under common control with MCA that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph Rule 2-01(c)(7)(ii) of Regulation S-X and has determined that the provision of such services is compatible with maintaining PWC's independence.

ITEMS 5.

The Registrant's board of trustees has determined that the Registrant has a separately-designated standing audit committee. The names of the audit committee are Rolf F. Bjelland, Gwendolyn M. Boeke, Alfred L. Disrud, and Thomas C. Watt.

ITEMS 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Each of the Trust's President and Treasurer has concluded, upon conducting an evaluation of the Trust's disclosure controls and procedures ("DCPs"), as such term is defined in Rule 30a-2(c) under the Act, which such evaluation was made as of a date (the "Evaluation Date") within 90 days of the filing of this Report on Form N-CSR, that the Trust's DCPs are sufficiently effective as of the Evaluation Date so as to ensure that material information relating to the Trust is made known to us by others within the Trust, particularly during the period in which this report on Form N-CSR was prepared.

(b) There have been no significant changes in the Trust's internal controls or in other factors that could significantly affect those controls subsequent to the Evaluation Date. In addition, there have been no corrective actions undertaken with respect to the Trust with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.

(a)      Not applicable.

(b)      Certifications of the President and Treasurer of the registrant.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



ULTRA SERIES FUND


BY:      /s/ Michael S. Daubs
         -------------------------------
         Michael S. Daubs
         President

DATE:    February 17, 2004




         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



BY:      /s/ Michael S. Daubs
         -------------------------------
         Michael S. Daubs
         President, Ultra Series Fund


DATE:    February 17, 2004




BY:      /s/ Mary E. Hoffmann
         -------------------------------
         Mary E. Hoffmann
         Treasurer, Ultra Series Fund


DATE:    February 17, 2004

                                  EXHIBIT INDEX



Exhibit 10(b)(i) - Certification of Michael S. Daubs, President, Ultra Series
Fund

Exhibit 10(b)(ii) - Certification of Mary E. Hoffmann, Treasurer, Ultra Series Fund